UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612)-313-1341

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 99.50%
Consumer Discretionary — 12.09%
16,600	Dorman Products, Inc.*	$791,156
25,800	DSW, Inc., Class A	860,946
6,500	Fossil Group, Inc.*	450,840
15,730	Gentherm, Inc.*	863,734
44,520	LKQ Corp.*	1,346,507
17,200	Monro Muffler Brake, Inc.	1,069,152
4,600	Panera Bread Co., Class A*	803,942
21,990	Tractor Supply Co.	1,977,781
18,240	Vitamin Shoppe, Inc.*	679,805

		8,843,863

Consumer Staples — 6.68%
9,400	Casey’s General Stores, Inc.	899,956
13,400	Church & Dwight Co., Inc.	1,087,142
10,200	PriceSmart, Inc.	930,648
10,000	TreeHouse Foods, Inc.*	810,300
18,200	United Natural Foods, Inc.*	1,158,976

		4,887,022

Energy — 1.73%
16,470	Oceaneering International, Inc.	767,337
18,380	Unit Corp.*	498,466

		1,265,803

Financials — 11.78%
5,000	Affiliated Managers Group, Inc.*	1,093,000
16,780	Eagle Bancorp, Inc.*	737,649
19,000	Eaton Vance Corp.	743,470
17,560	First Cash Financial Services, Inc.*	800,560
21,030	HCC Insurance Holdings, Inc.	1,615,945
19,120	PRA Group, Inc.*	1,191,367
22,600	Raymond James Financial, Inc.	1,346,508
7,400	Signature Bank*	1,083,286

		8,611,785

Health Care — 22.38%
20,500	Cantel Medical Corp.	1,100,235
21,910	Catamaran Corp.*	1,338,263
15,000	Cepheid, Inc.*	917,250
12,500	Charles River Laboratories International, Inc.*	879,250
12,510	Greatbatch, Inc.*	674,539
11,100	Henry Schein, Inc.*	1,577,532
17,200	IDEXX Laboratories, Inc.*	1,103,208
12,940	Integra LifeSciences Holdings Corp.*	871,768
6,170	Laboratory Corp of America Holdings*	747,927

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

18,130	Medidata Solutions, Inc.*	$984,822
3,700	Mettler-Toledo International, Inc.*	1,263,402
17,400	NuVasive, Inc.*	824,412
17,500	PAREXEL International Corp.*	1,125,425
10,080	Varian Medical Systems, Inc.*	850,046
9,000	Waters Corp.*	1,155,420
16,400	West Pharmaceutical Services, Inc.	952,512

		16,366,011

Industrials — 19.83%
10,400	Chart Industries, Inc.*	371,800
16,790	Clean Harbors, Inc.*	902,294
25,000	Copart, Inc.*	887,000
19,140	Donaldson Co., Inc.	685,212
12,100	Flowserve Corp.	637,186
6,640	Huron Consulting Group, Inc.*	465,398
9,600	Jacobs Engineering Group, Inc.*	389,952
10,800	Landstar System, Inc.	722,196
8,400	Middleby Corp. (The)*	942,732
11,000	MSC Industrial Direct Co., Inc., Class A	767,470
11,280	Orbital ATK, Inc.	827,501
10,700	Proto Labs, Inc.*	722,036
9,000	Stericycle, Inc.*	1,205,190
8,900	Teledyne Technologies, Inc.*	939,039
7,900	Towers Watson & Co., Class A	993,820
24,050	TriMas Corp.*	711,880
11,100	WageWorks, Inc.*	448,995
15,100	Waste Connections, Inc.	711,512
21,260	Woodward, Inc.	1,169,087

		14,500,300

Information Technology — 19.52%
9,920	ANSYS, Inc.*	905,101
20,500	Bottomline Technologies (DE), Inc.*	570,105
23,600	Cardtronics, Inc.*	874,380
6,400	F5 Networks, Inc.*	770,240
14,400	Global Payments, Inc.	1,489,680
16,670	Informatica Corp.*	807,995
12,700	Jack Henry & Associates, Inc.	821,690
8,700	Mercadolibre, Inc.	1,232,790
19,700	Microchip Technology, Inc.	934,273
19,310	National Instruments Corp.	568,872
18,000	Open Text Corp.	729,540
13,090	SPS Commerce, Inc.*	861,322
23,940	Synopsys, Inc.*	1,212,561

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

8,500	Ultimate Software Group, Inc. (The)*	$1,396,890
9,610	WEX, Inc.*	1,095,252

		14,270,691

Materials — 5.49%
9,400	Airgas, Inc.	994,332
13,800	AptarGroup, Inc.	880,026
18,000	Balchem Corp.	1,002,960
14,700	HB Fuller Co.	597,114
8,900	Reliance Steel & Aluminum Co.	538,272

		4,012,704

Total Common Stocks		72,758,179

(Cost $47,199,005)
Investment Company — 0.58%
422,706	JPMorgan Prime Money Market Fund, Institutional Class	422,706

Total Investment Company		422,706

(Cost $422,706)

Total Investments		$73,180,885
(Cost $47,621,711)(a) — 100.08%

Liabilities in excess of other assets — (0.08)%		(57,961)

NET ASSETS — 100.00%		$73,122,924

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 98.96%
Consumer Discretionary — 24.30%
137,243	Bridgepoint Education, Inc.*	$1,312,043
31,790	Carmike Cinemas, Inc.*	843,706
85,938	Delta Apparel, Inc.*	1,228,913
42,200	Destination Maternity Corp.	492,052
371,618	Destination XL Group, Inc.*	1,861,806
61,000	Grand Canyon Education, Inc.*	2,586,400
79,000	Kona Grill, Inc.*	1,533,390
103,700	Libbey, Inc.	4,285,921
49,630	Malibu Boats, Inc., Class A*	997,067
67,600	Papa Murphy’s Holdings, Inc.*	1,400,672
82,910	Performance Sports Group Ltd.*	1,492,380
22,500	Red Robin Gourmet Burgers, Inc.*	1,930,950
139,136	Smith & Wesson Holding Corp.*	2,308,266
205,100	Tandy Leather Factory, Inc.	1,763,860
95,400	Universal Electronics, Inc.*	4,754,736
217,390	ZAGG, Inc.*	1,721,729

		30,513,891

Consumer Staples — 1.27%
30,840	John B Sanfilippo & Son, Inc.	1,600,596

Energy — 4.79%
121,560	Callon Petroleum Co.*	1,011,379
7,175	Emerald Oil, Inc.*	30,494
6,038	Geospace Technologies Corp.*	139,176
58,600	Gulfport Energy Corp.*	2,358,650
115,600	Ring Energy, Inc.*	1,293,564
103,750	Synergy Resources Corp.*	1,185,863

		6,019,126

Financials — 12.10%
200,300	Asta Funding, Inc.*	1,678,514
75,470	Atlas Financial Holdings, Inc.*	1,496,570
44,200	Boston Private Financial Holdings, Inc.	592,722
103,959	CoBiz Financial, Inc.	1,358,744
207,900	Compass Diversified Holdings	3,409,560
17,234	East West Bancorp, Inc.	772,428
41,050	Gramercy Property Trust, Inc. REIT	959,339
27,323	Heritage Financial Corp.	488,262
46,400	LaSalle Hotel Properties REIT	1,645,344
27,626	Mercantile Bank Corp.	591,473
9,100	National Interstate Corp.	248,612
76,074	Northrim BanCorp, Inc.	1,949,777

		15,191,345

Health Care — 6.81%
255,249	BioScrip, Inc.*	926,554

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

91,300	Exactech, Inc.*	$1,901,779
38,040	iCAD, Inc.*	123,250
217,308	Streamline Health Solutions, Inc.*	608,462
36,900	SurModics, Inc.*	864,198
75,400	US Physical Therapy, Inc.	4,128,904

		8,553,147

Industrials — 25.90%
49,530	Air Transport Services Group, Inc.*	519,570
79,000	AZZ, Inc.	4,092,200
163,525	Columbus McKinnon Corp.	4,088,125
48,210	Ducommun, Inc.*	1,237,551
107,900	Ennis, Inc.	2,005,861
64,000	GP Strategies Corp.*	2,127,360
53,300	Greenbrier Cos., Inc. (The)	2,497,105
311,300	Hudson Technologies, Inc.*	1,086,437
57,780	Jason Industries, Inc.*	393,482
32,300	Marten Transport Ltd.	700,910
32,800	Mistras Group, Inc.*	622,544
86,500	NN, Inc.	2,207,480
21,305	Old Dominion Freight Line, Inc.*	1,461,629
62,200	Patrick Industries, Inc.*	2,366,710
123,980	PGT, Inc.*	1,798,950
145,600	Radiant Logistics, Inc.*	1,064,336
85,720	Sparton Corp.*	2,341,870
50,150	Sun Hydraulics Corp.	1,911,217

		32,523,337

Information Technology — 15.93%
20,372	Aspen Technology, Inc.*	927,945
14,120	comScore, Inc.*	752,031
310,100	CYREN Ltd.*	586,089
338,111	Glu Mobile, Inc.*	2,099,669
108,690	GSI Group, Inc.*	1,633,611
62,120	Interactive Intelligence Group, Inc.*	2,762,476
107,000	KEYW Holding Corp. (The)*	997,240
24,530	NIC, Inc.	448,408
144,890	Sapiens International Corp.	1,503,958
19,820	Tangoe, Inc.*	249,336
98,142	TESSCO Technologies, Inc.	1,944,193
33,940	Tyler Technologies, Inc.*	4,391,157
73,065	Vishay Precision Group, Inc.*	1,100,359
105,570	Xplore Technologies Corp.*	612,306

		20,008,778

Materials — 5.80%
22,116	Intertape Polymer Group, Inc.	336,384

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

58,400	Koppers Holdings, Inc.	$1,443,648
108,600	Landec Corp.*	1,567,098
264,900	OMNOVA Solutions, Inc.*	1,984,101
99,588	Universal Stainless & Alloy Products, Inc.*	1,956,904

		7,288,135

Telecommunication Services — 0.59%
415,700	Towerstream Corp.*	744,103

Utilities — 1.47%
55,800	Unitil Corp.	1,842,516

Total Common Stocks		124,284,974

(Cost $78,963,807)
Rights/Warrants — 0.14%
255,249	BioScrip, Inc. Rights, Expire 8/1/15*(a)	0
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*(a)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*	100,178
6,203	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	77,972

Total Rights/Warrants		178,150

(Cost $0)
Exchange Traded Funds — 0.57%
16,100	SPDR S&P Regional Banking	710,976

Total Exchange Traded Funds		710,976

(Cost $319,878)
Investment Company — 0.38%
477,924	JPMorgan Prime Money Market Fund, Institutional Class	477,924

Total Investment Company		477,924

(Cost $477,924)

Total Investments		$125,652,024
(Cost $79,761,609)(b) — 100.05%

Liabilities in excess of other assets — (0.05)%		(58,993)

NET ASSETS — 100.00%		$125,593,031

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2015 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 97.49%
Consumer Discretionary — 22.35%
10,570	Cavco Industries, Inc.*	$797,401
39,500	Core-Mark Holding Co., Inc.	2,340,375
71,800	Destination Maternity Corp.	837,188
586,000	Destination XL Group, Inc.*	2,935,860
72,800	Drew Industries, Inc.	4,223,856
186,400	Fox Factory Holding Corp.*	2,997,312
118,040	Grand Canyon Education, Inc.*	5,004,896
60,220	Helen of Troy Ltd.*	5,870,848
35,160	Iconix Brand Group, Inc.*	877,945
86,414	Kona Grill, Inc.*	1,677,296
196,180	Libbey, Inc.	8,108,119
109,144	Malibu Boats, Inc., Class A*	2,192,703
209,870	Performance Sports Group Ltd.*	3,777,660
153,220	Pier 1 Imports, Inc.	1,935,168
299,892	Smith & Wesson Holding Corp.*	4,975,208
79,092	Steven Madden Ltd.*	3,383,556
198,673	Universal Electronics, Inc.*	9,901,862
369,360	ZAGG, Inc.*	2,925,331

		64,762,584

Energy — 4.43%
111,600	Gulfport Energy Corp.*	4,491,900
307,500	Ring Energy, Inc.*	3,440,925
100,400	RSP Permian, Inc.*	2,822,244
182,130	Synergy Resources Corp.*	2,081,746

		12,836,815

Financials — 12.98%
116,800	AMERISAFE, Inc.	5,496,608
86,950	AmTrust Financial Services, Inc.	5,696,095
10,480	BancFirst Corp.	685,916
69,800	Chemical Financial Corp.	2,307,588
37,900	Community Bank System, Inc.	1,431,483
425,960	Compass Diversified Holdings	6,985,744
106,700	Gramercy Property Trust, Inc. REIT	2,493,579
74,000	LaSalle Hotel Properties REIT	2,624,040
64,450	ProAssurance Corp.	2,978,235
142,390	Safeguard Scientifics, Inc.*	2,770,909
66,590	Texas Capital Bancshares, Inc.*	4,144,562

		37,614,759

Health Care — 8.64%
95,870	Air Methods Corp.*	3,963,266
21,300	Analogic Corp.	1,680,570
70,370	Bio-Reference Laboratories, Inc.*	2,902,763
352,268	BioScrip, Inc.*	1,278,733

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

37,210	Hanger, Inc.*	$872,202
50,340	Masimo Corp.*	1,950,172
95,300	US Physical Therapy, Inc.	5,218,628
123,400	West Pharmaceutical Services, Inc.	7,167,072

		25,033,406

Industrials — 25.93%
505,700	ACCO Brands Corp.*	3,929,289
110,104	Astronics Corp.*	7,805,272
136,122	AZZ, Inc.	7,051,120
244,100	Columbus McKinnon Corp.	6,102,500
103,870	Ducommun, Inc.*	2,666,343
107,250	EnerSys, Inc.	7,538,603
146,028	GP Strategies Corp.*	4,853,971
118,760	Greenbrier Cos., Inc. (The)	5,563,906
164,470	Insteel Industries, Inc.	3,075,589
175,380	Interface, Inc.	4,393,269
165,880	NN, Inc.	4,233,258
55,850	Old Dominion Freight Line, Inc.*	3,831,589
170,135	Patrick Industries, Inc.*	6,473,637
82,920	Primoris Services Corp.	1,641,816
55,680	Sun Hydraulics Corp.	2,121,965
40,600	Wabtec Corp.	3,826,144

		75,108,271

Information Technology — 16.93%
95,930	Interactive Intelligence Group, Inc.*	4,266,007
77,460	InterDigital, Inc.	4,406,699
93,370	InvenSense, Inc.*	1,409,887
134,852	KEYW Holding Corp. (The)*	1,256,821
264,260	Mitel Networks Corp.*	2,333,416
71,730	NIC, Inc.	1,311,224
111,650	Synaptics, Inc.*	9,683,963
192,610	Synchronoss Technologies, Inc.*	8,808,055
192,260	Take-Two Interactive Software, Inc.*	5,300,608
97,400	TESSCO Technologies, Inc.	1,929,494
64,510	Tyler Technologies, Inc.*	8,346,304

		49,052,478

Materials — 4.92%
92,850	Ferro Corp.*	1,558,023
143,830	FutureFuel Corp.	1,851,092
78,209	Koppers Holdings, Inc.	1,933,326
129,050	Landec Corp.*	1,862,190
375,500	OMNOVA Solutions, Inc.*	2,812,495
123,040	PH Glatfelter Co.	2,705,650
77,091	Universal Stainless & Alloy Products, Inc.*	1,514,838

		14,237,614

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Utilities — 1.31%
73,000	Laclede Group, Inc. (The)	$3,800,380

Total Common Stocks		282,446,307

(Cost $218,864,229)
Rights/Warrants — 0.00%
352,268	BioScrip, Inc. Rights, Expire 8/1/15*(a)	0

Total Rights/Warrants		0

(Cost $0)
Exchange Traded Funds — 0.20%
4,640	iShares Russell 2000 Index Fund	579,350

Total Exchange Traded Funds		579,350

(Cost $389,440)
Investment Company — 3.02%
8,760,856	JPMorgan Prime Money Market Fund, Institutional Class	8,760,856

Total Investment Company		8,760,856

(Cost $8,760,856)

Total Investments		$291,786,513
(Cost $228,014,525)(b) — 100.71%

Liabilities in excess of other assets — (0.71)%		(2,051,635)

NET ASSETS — 100.00%		$289,734,878

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

    See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 92.54%
Consumer Discretionary — 19.51%
25,100	AH Belo Corp., Class A	$140,560
15,000	ALCO Stores, Inc.*	150
3,725	Ambassadors International, Inc.*	23
18,000	Ambow Education Holding Ltd. ADR*(a)	900
11,800	AMC Entertainment Holdings, Inc., Class A	362,024
11,900	America’s Car-Mart, Inc.*	586,908
6,400	Arctic Cat, Inc.	212,544
700	Biglari Holdings, Inc.*	289,625
37,800	Books-A-Million, Inc.*	108,108
13,427	Bowl America, Inc., Class A	191,738
27,800	Bridgepoint Education, Inc.*	265,768
26,200	Build-A-Bear Workshop, Inc.*	418,938
11,800	Caleres, Inc.	375,004
45,100	Carriage Services, Inc.	1,076,988
18,200	Century Communities, Inc.*	366,366
17,800	Core-Mark Holding Co., Inc.	1,054,650
33,900	CSS Industries, Inc.	1,025,475
30,200	Delta Apparel, Inc.*	431,860
55,243	E.W. Scripps Co. (The), Class A	1,262,303
33,500	Entercom Communications Corp., Class A*	382,570
22,400	Flexsteel Industries, Inc.	965,216
32,600	Fred’s, Inc., Class A	628,854
44,800	Harte-Hanks, Inc.	267,008
16,900	Haverty Furniture Cos., Inc.	365,378
9,000	Helen of Troy Ltd.*	877,410
44,400	hhgregg, Inc.*	148,296
27,100	Hooker Furniture Corp.	680,481
10,500	JAKKS Pacific, Inc.*	103,845
20,500	Johnson Outdoors, Inc., Class A	482,775
19,190	Journal Media Group, Inc.	159,085
25,400	K12, Inc.*	321,310
23,500	Kid Brands, Inc.*	28
47,910	Lakeland Industries, Inc.*	548,090
95,270	Lazare Kaplan International, Inc.*	112,419
15,700	La-Z-Boy, Inc.	413,538
25,400	LeapFrog Enterprises, Inc.*	35,560
28,300	Lifetime Brands, Inc.	417,991
42,500	Luby’s, Inc.*	206,125
15,600	M/I Homes, Inc.*	384,852
45,900	Marcus Corp. (The)	880,362
28,500	MarineMax, Inc.*	670,035
2,140	Matthews International Corp., Class A	113,720
7,500	McRae Industries, Inc., Class A	221,250
22,600	Media General, Inc.*	373,352
21,300	Mestek, Inc.*	449,643
17,400	Modine Manufacturing Co.*	186,702

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

18,700	Movado Group, Inc.	$507,892
4,700	NACCO Industries, Inc., Class A	285,572
28,200	Nautilus, Inc.*	606,582
10,300	Nobility Homes, Inc.*	105,060
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
16,350	Perry Ellis International, Inc.*	388,639
119,400	Point.360*	32,238
51,900	Red Lion Hotels Corp.*	397,554
19,950	REX American Resources Corp.*	1,269,618
35,200	Rocky Brands, Inc.	658,240
61,500	Ruby Tuesday, Inc.*	385,605
15,700	Saga Communications, Inc., Class A	594,245
39,150	Salem Media Group, Inc.	247,819
39,000	Shiloh Industries, Inc.*	505,050
82	Sizmek, Inc.*	582
22,300	Stage Stores, Inc.	390,919
21,800	Standard Motor Products, Inc.	765,616
28,900	Stein Mart, Inc.	302,583
16,900	Stoneridge, Inc.*	197,899
14,600	Strattec Security Corp.	1,003,020
36,500	Superior Industries International, Inc.	668,315
28,200	Systemax, Inc.*	243,648
65,200	Trans World Entertainment Corp.*	238,632
30,200	TravelCenters of America LLC*	448,470
32,100	Unifi, Inc.*	1,075,350
31,100	Universal Technical Institute, Inc.	267,460
30,000	Universal Travel Group*(a)(b)(c)	0
45,600	VOXX International Corp.*	377,568
1,397	Walking Co. Holdings, Inc. (The)*	9,081
15,700	WCI Communities, Inc.*	382,923
11,000	Weyco Group, Inc.	328,020

		31,250,027

Consumer Staples — 2.95%
7,350	Andersons, Inc. (The)	286,650
53,200	Central Garden and Pet Co.*	561,792
25,800	Ingles Markets, Inc., Class A	1,232,466
12,200	Oil-Dri Corp. of America	370,636
69,500	Omega Protein Corp.*	955,625
39,200	Roundy’s, Inc.*	127,008
73,000	Royal Hawaiian Orchards LP*	223,380
29,640	SpartanNash Co.	964,486

		4,722,043

Energy — 2.12%
9,200	Basic Energy Services, Inc.*	69,460
48,540	Callon Petroleum Co.*	403,853
4,500	Calumet Specialty Products Partners LP	114,570

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

14,600	Era Group, Inc.*	$299,008
7,500	Global Partners LP	243,300
22,600	Harvest Natural Resources, Inc.*	39,550
24,700	Natural Gas Services Group, Inc.*	563,654
26,800	Newpark Resources, Inc.*	217,884
9,800	Niska Gas Storage Partners LLC	36,064
53,100	North American Energy Partners, Inc.	129,033
14,600	PHI, Inc.*	473,040
11,900	PHI, Inc., Non voting*	357,238
12,300	Sanchez Production Partners L.P.*	23,739
14,700	Swift Energy Co.*	29,841
17,600	Teekay Tankers, Ltd., Class A	116,336
110,300	Trico Marine Services, Inc.*(a)(b)(c)	0
51,400	W&T Offshore, Inc.	281,672

		3,398,242

Financials — 23.10%
39,150	Affirmative Insurance Holdings, Inc.*	33,277
12,800	AG Mortgage Investment Trust, Inc. REIT	221,184
14,500	Agree Realty Corp. REIT	422,965
14,970	American Independence Corp.*	141,017
29,990	Ameris Bancorp	758,447
21,800	Apollo Commercial Real Estate Finance, Inc. REIT	358,174
13,600	Apollo Residential Mortgage, Inc. REIT	199,784
58,600	Arbor Realty Trust, Inc. REIT	396,136
23,900	Ares Commercial Real Estate Corp. REIT	272,221
8,100	Arlington Asset Investment Corp., Class A	158,436
59,500	Asta Funding, Inc.*	498,610
17,400	Baldwin & Lyons, Inc., Class B	400,548
40,700	Banc of California, Inc.	559,625
12,400	Banco Latinoamericano de Comercio Exterior SA	399,032
49,900	Bancorp, Inc. (The)*	463,072
7,956	Bank of The Ozarks, Inc.	363,987
7,028	Banner Corp.	336,852
100,000	Beverly Hills Bancorp, Inc.*(a)(b)	1,000
33,600	California First National Bancorp	453,264
4,211	Capital Bank Financial Corp., Class A*	122,414
38,000	Capitol Bancorp Ltd.*(a)(b)(c)	0
37,100	Cedar Realty Trust, Inc. REIT	237,440
3,280	CIM Commercial Trust Corp. REIT	57,958
63,650	Citizens, Inc.*	474,829
101,200	Consumer Portfolio Services, Inc.*	632,500
15,756	Cowen Group, Inc., Class A*	100,838
35,777	Donegal Group, Inc., Class A	544,884
8,444	Donegal Group, Inc., Class B	151,401
73,540	Dynex Capital, Inc. REIT	560,375
34,050	EMC Insurance Group, Inc.	853,633
24,800	Federal Agricultural Mortgage Corp., Class C	720,688

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

60,900	Federated National Holding Co.	$1,473,780
29,500	First Defiance Financial Corp.	1,107,135
9,400	First Financial Corp.	336,144
41,200	First Merchants Corp.	1,017,640
38,000	First Place Financial Corp.*(a)(b)(c)	0
42,000	First State Bancorporation*(a)(b)(c)	0
660	Flagstar Bancorp, Inc.*	12,197
19,400	Forestar Group, Inc.*	255,304
36,500	Gain Capital Holdings, Inc.	348,940
11,200	Getty Realty Corp. REIT	183,232
7,100	Guaranty Bancorp.	117,221
7,000	HCI Group, Inc.	309,470
16,200	Heritage Insurance Holdings, Inc.*	372,438
33,300	HF Financial Corp.	505,161
10,458	Hilltop Holdings, Inc.*	251,933
6,040	HomeTrust Bancshares, Inc.*	101,230
9,459	Hudson Valley Holding Corp.	266,838
45,700	Independence Holding Co.	602,783
7,800	Infinity Property & Casualty Corp.	591,552
7,000	Investors Title Co.	496,230
28,400	JAVELIN Mortgage Investment Corp. REIT	202,208
41,600	JMP Group, Inc.	324,480
16,500	Kansas City Life Insurance Co.	754,215
29,900	Manning & Napier, Inc.	298,103
30,890	Marlin Business Services Corp.	521,423
60,150	Meadowbrook Insurance Group, Inc.	517,290
20,200	MidSouth Bancorp, Inc.	308,252
23,100	Monmouth Real Estate Investment Corp. REIT	224,532
45,000	MutualFirst Financial, Inc.	1,045,350
5,300	National Security Group, Inc. (The)	82,097
3,500	National Western Life Insurance Co., Class A	838,215
9,900	Navigators Group, Inc. (The)*	767,844
22,067	Nicholas Financial, Inc.*	280,692
29,900	OFG Bancorp.	319,033
20,600	One Liberty Properties, Inc. REIT	438,368
15,700	Onebeacon Insurance Group, Ltd., Class A	227,807
9,700	Oppenheimer Holdings, Inc., Class A	254,916
14,800	Pacific Mercantile Bancorp*	112,332
2,468	Park Sterling Corp.	17,770
18,000	PennyMac Financial Services, Inc. Class A*	326,160
25,200	Peoples Bancorp, Inc.	588,168
7,300	Piper Jaffray Cos.*	318,572
15,900	Provident Financial Holdings, Inc.	266,166
17,400	Ramco-Gershenson Properties Trust REIT	283,968
8,100	RE/MAX Holdings, Inc. Class A	287,631
10,900	Real Industry, Inc.*	123,715
22,500	Regional Management Corp.*	401,850
39,674	Reis, Inc.	879,969

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

20,400	Resource Capital Corp. REIT	$78,948
9,100	Safety Insurance Group, Inc.	525,161
12,300	Simmons First National Corp., Class A	574,164
6,793	South State Corp.	516,200
33,500	Southwest Bancorp, Inc.	623,435
50,662	Sterling Bancorp	744,731
10,600	Stewart Information Services Corp.	421,880
3,140	Sun Bancorp, Inc.*	60,445
54,000	TierOne Corp.*(a)(b)(c)	0
22,000	UMH Properties, Inc. REIT	215,600
52,000	Unico American Corp.*	544,960
88,216	United Community Financial Corp.	471,956
19,000	United Western Bancorp, Inc.*(a)(b)(c)	0
10,800	Urstadt Biddle Properties, Inc. REIT, Class A	201,744
21,900	Walker & Dunlop, Inc.*	585,606
14,041	Western Asset Mortgage Capital Corp. REIT	207,386
23,400	Whitestone REIT	304,668
31,800	Winthrop Realty Trust REIT	481,770
12,100	ZAIS Financial Corp. REIT	195,657

		37,009,256

Health Care — 4.65%
30,800	Albany Molecular Research, Inc.*	622,776
11,000	American Shared Hospital Services*	27,610
34,900	AngioDynamics, Inc.*	572,360
42,660	BioScrip, Inc.*	154,856
18,200	Cambrex Corp.*	799,708
18,800	CONMED Corp.	1,095,476
10,300	Cross Country Healthcare, Inc.*	130,604
55,200	CryoLife, Inc.	622,656
55,200	Five Star Quality Care, Inc.*	264,960
20,370	Hanger, Inc.*	477,473
4,700	Invacare Corp.	101,661
6,300	Kewaunee Scientific Corp.	103,572
9,662	Kindred Healthcare, Inc.	196,042
15,000	MedCath Corp.*(a)(b)(c)	0
49,300	PharMerica Corp.*	1,641,690
11,125	Symmetry Surgical, Inc.*	97,010
21,100	Triple-S Management Corp., Class B*	541,426

		7,449,880

Industrials — 23.58%
39,339	Aceto Corp.	968,920
38,500	Aegean Marine Petroleum Network, Inc.	475,860
3,000	Aegion Corp.*	56,820
22,300	Aerojet Rocketdyne Holdings, Inc.*	459,603
17,300	Alamo Group, Inc.	945,272
80,900	Allied Motion Technologies, Inc.	1,817,014

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

7,100	Altra Industrial Motion Corp.	$192,978
47,700	Ameresco, Inc., Class A*	364,905
11,400	Ampco-Pittsburgh Corp.	172,368
8,100	AMREP Corp.*	41,310
9,100	Argan, Inc.	367,003
19,200	Baltic Trading Ltd.*	30,720
20,200	CAI International, Inc.*	415,918
49,800	CBIZ, Inc.*	480,072
20,700	CDI Corp.	269,100
8,774	CECO Environmental Corp.	99,409
35,900	Celadon Group, Inc.	742,412
85,425	Cenveo, Inc.*	181,101
2,400	Chicago Rivet & Machine Co.	67,200
17,800	Comfort Systems USA, Inc.	408,510
31,878	Compx International, Inc.	363,409
30,800	Dolan Co. (The)*(a)(b)	0
13,600	Douglas Dynamics, Inc.	292,128
27,500	Ducommun, Inc.*	705,925
16,100	Dycom Industries, Inc.*	947,485
45	Eagle Bulk Shipping, Inc.*	314
13,100	Eastern Co. (The)	242,612
8,480	Ecology and Environment, Inc., Class A	88,362
13,600	Encore Wire Corp.	602,344
40,500	Ennis, Inc.	752,895
4,600	EnPro Industries, Inc.	263,212
20,100	Espey Manufacturing & Electronics Corp.	522,600
27,000	Federal Signal Corp.	402,570
19,900	FLY Leasing Ltd. ADR	312,430
42,400	Furmanite Corp.*	344,288
11,300	G&K Services, Inc., Class A	781,282
32,900	Gibraltar Industries, Inc.*	670,173
22,100	Global Power Equipment Group, Inc.	171,496
27,900	Golden Ocean Group Ltd.	107,415
11,260	GP Strategies Corp.*	374,282
15,350	Greenbrier Cos., Inc. (The)	719,147
29,000	Griffon Corp.	461,680
22,250	Hardinge, Inc.	219,163
7,600	Hill International, Inc.*	39,976
23,350	International Shipholding Corp.	148,973
23,500	Jinpan International Ltd.	112,565
9,900	Kadant, Inc.	467,280
11,700	Key Technology, Inc.*	154,440
7,600	Kforce, Inc.	173,812
34,800	Kimball International, Inc., Class B	423,168
3,908	Kratos Defense & Security Solutions, Inc.*	24,620
64,000	LECG Corp.*(a)(b)	0
33,000	LS Starrett Co. (The), Class A	495,000
44,250	LSI Industries, Inc.	413,295

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

40,700	Lydall, Inc.*	$1,203,092
30,012	Marten Transport Ltd.	651,260
44,100	Meritor, Inc.*	578,592
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
85,194	MFC Industrial Ltd.	345,036
34,900	Miller Industries, Inc.	696,255
18,000	Mistras Group, Inc.*	341,640
4,900	National Presto Industries, Inc.	393,568
29,500	NN, Inc.	752,840
15,800	Northwest Pipe Co.*	321,846
34,500	Orion Marine Group, Inc.*	249,090
46,900	PAM Transportation Services, Inc.*	2,722,545
5,200	Paragon Shipping, Inc., Class A*	3,692
31,740	Patrick Industries, Inc.*	1,207,707
11,700	PowerSecure International, Inc.*	172,692
25,000	RCM Technologies, Inc.	141,500
20,500	Rush Enterprises, Inc., Class A*	537,305
39,700	Safe Bulkers, Inc.	127,834
11,500	SL Industries, Inc.*	444,015
20,950	Sparton Corp.*	572,354
9,700	Standex International Corp.	775,321
75,800	Superior Uniform Group, Inc.	1,253,732
53,820	Supreme Industries, Inc., Class A	461,237
4,269	SYKES Enterprises, Inc.*	103,523
22,200	Tredegar Corp.	490,842
11,800	Universal Forest Products, Inc.	613,954
13,900	USA Truck, Inc.*	295,097
19,000	Viad Corp.	515,090
43,200	Volt Information Sciences, Inc.*	419,472
33,600	Willdan Group, Inc.*	375,648
35,200	Willis Lease Finance Corp.*	646,624

		37,768,239

Information Technology — 8.88%
60,700	Acorn Energy, Inc.*	26,708
10,800	Black Box Corp.	216,000
26,000	Blucora, Inc.*	419,900
59,200	CIBER, Inc.*	204,240
50,000	Comarco, Inc.*	7,500
18,400	Communications Systems, Inc.	193,384
34,800	CTS Corp.	670,596
25,600	Digi International, Inc.*	244,480
24,700	Edgewater Technology, Inc.*	180,310
30,600	Electro Rent Corp.	332,316
14,400	Electro Scientific Industries, Inc.	75,888
12,500	ePlus, Inc.*	958,125
8,000	Exar Corp.*	78,240
8,200	Fabrinet*	153,586

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

40,800	Global Cash Access Holdings, Inc.*	$315,792
21,532	GSI Group, Inc.*	323,626
33,400	Insight Enterprises, Inc.*	998,994
54,375	Integrated Silicon Solution, Inc.	1,203,863
13,000	JinkoSolar Holding Co. Ltd. ADR*	383,760
4,800	Kemet Corp.*	13,824
26,100	Kimball Electronics, Inc.*	380,799
18,300	Magal Security Systems Ltd.*	79,788
2,285	Mecklermedia Corp.*	685
39,700	Methode Electronics, Inc.	1,089,765
33,500	Newport Corp.*	635,160
70,415	Optical Cable Corp.	242,228
7,600	Park Electrochemical Corp.	145,616
45,200	PC Connection, Inc.	1,118,248
58,700	Perceptron, Inc.	619,872
31,730	Photronics, Inc.*	301,752
40,600	Richardson Electronics Ltd.	328,048
24,600	Rudolph Technologies, Inc.*	295,446
60,100	Sigmatron International, Inc.*	546,910
2,433	STR Holdings, Inc.	2,895
25,600	TESSCO Technologies, Inc.	507,136
23,200	Vishay Precision Group, Inc.*	349,392
650	WPCS International, Inc.*	1,001
35,300	XO Group, Inc.*	577,155

		14,223,028

Materials — 4.09%
27,200	American Vanguard Corp.	375,360
37,000	Blue Earth Refineries, Inc.*(a)(b)(c)	0
15,700	China Green Agriculture, Inc.	33,284
15,400	Friedman Industries, Inc.	96,250
31,390	FutureFuel Corp.	403,989
4,300	Hawkins, Inc.	173,677
13,900	Innospec, Inc.	626,056
15,300	KMG Chemicals, Inc.	389,232
12,900	Materion Corp.	454,725
21,600	Myers Industries, Inc.	410,400
6,800	Neenah Paper, Inc.	400,928
10,400	North American Palladium Ltd.*	326
18,100	Olympic Steel, Inc.	315,664
63,920	OMNOVA Solutions, Inc.*	478,761
5,200	Quaker Chemical Corp.	461,968
18,400	Schulman (A), Inc.	804,448
4,700	Stepan Co.	254,317
67,100	Thompson Creek Metals Co., Inc.*	55,022
22,100	Trecora Resources*	333,710
16,000	Universal Stainless & Alloy Products, Inc.*	314,400

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

3,200	Vulcan International Corp.	$177,600

		6,560,117

Telecommunication Services — 0.57%
46,300	Premiere Global Services, Inc.*	476,427
25,800	Spok Holdings, Inc.	434,472

		910,899

Utilities — 3.09%
15,500	American States Water Co.	579,545
5,108	California Water Service Group	116,718
20,085	Chesapeake Utilities Corp.	1,081,577
18,700	Connecticut Water Service, Inc.	638,792
16,100	Delta Natural Gas Co., Inc.	323,610
16,600	Empire District Electric Co. (The)	361,880
24,300	Middlesex Water Co.	548,208
18,600	SJW Corp.	570,834
22,276	Unitil Corp.	735,554

		4,956,718

Total Common Stocks		148,248,449

(Cost $114,324,306)
Preferred Stocks — 0.70%
3,122	Alere, Inc.*	1,114,929

Total Preferred Stocks		1,114,929

(Cost $504,723)
Exchange Traded Funds — 3.16%
59,350	iShares Russell Microcap Index Fund	4,838,806
13,400	PowerShares Zacks Micro Cap Portfolio	217,884

Total Exchange Traded Funds		5,056,690

(Cost $4,777,463)
Rights/Warrants — 0.06%
26,200	BioScrip, Inc. Rights, Expire 8/1/15*(a)	0
724	Eagle Bulk Shipping, Inc. Warrants, Expire 10/15/21*	275
992	Genco Shipping & Trading Ltd. Warrants, Expire 7/9/21*	496
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*	57,898
3,585	US Concrete, Inc., Class B Warrants, Expire 8/31/17*	45,063

Total Rights/Warrants		103,732

(Cost $73,488)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$ 0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0
(Cost $0)
Shares
Investment Company — 6.31%
10,112,761	JPMorgan Prime Money Market Fund, Institutional Class	10,112,761

Total Investment Company		10,112,761
(Cost $10,112,761)

Total Investments		$164,636,561
(Cost $129,792,741)(d) — 102.77%
Liabilities in excess of other assets — (2.77)%		(4,443,411)

NET ASSETS — 100.00%		$160,193,150

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2015 (Unaudited)

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $1,000, or less than 0.00% of net assets, was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/15 Carrying Value Per Unit
100,000	Beverly Hills Bancorp, Inc.	07/30/2007	$745,716	$ 0.01
37,000	Blue Earth Refineries, Inc.	11/24/2003	$—	$—
38,000	Capitol Bancorp Ltd.	09/27/2004	$1,137,893	$—
30,800	Dolan Co. (The)	09/13/2010	$161,504	$—
38,000	First Place Financial Corp.	02/18/2004	$730,667	$—
42,000	First State Bancorporation	09/28/2004	$668,082	$—
64,000	LECG Corp.	05/23/2008	$618,298	$—
15,000	MedCath Corp.	05/23/2008	$78,842	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
54,000	TierOne Corp.	02/18/2004	$1,223,407	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—
19,000	United Western Bancorp, Inc.	09/26/2007	$173,961	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$—	$—
$1,625	Trenwick America Corp.	05/18/2006	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 99.70%
Consumer Discretionary — 12.61%
1,520	Ascena Retail Group, Inc.*	$25,316
2,130	Best Buy Co., Inc.	69,459
730	BorgWarner, Inc.	41,493
1,790	Brunswick Corp.	91,039
1,253	Grand Canyon Education, Inc.*	53,127
2,155	Jarden Corp.*	111,521
2,670	Newell Rubbermaid, Inc.	109,764
930	Penske Automotive Group, Inc.	48,462
741	Tenneco, Inc.*	42,563
190	Whirlpool Corp.	32,879

		625,623

Energy — 4.45%
190	Concho Resources, Inc.*	21,633
1,270	Gulfport Energy Corp.*	51,117
1,050	Range Resources Corp.	51,849
5,222	Synergy Resources Corp.*	59,687
430	Tesoro Corp.	36,296

		220,582

Financials — 30.83%
1,020	American Financial Group, Inc.	66,341
1,470	AmTrust Financial Services, Inc.	96,300
1,980	CIT Group, Inc.	92,050
4,670	Columbia Property Trust, Inc. REIT	114,649
3,900	Compass Diversified Holdings	63,960
5,650	Fifth Third Bancorp	117,633
4,140	Hartford Financial Services Group, Inc. (The)	172,100
1,190	HCC Insurance Holdings, Inc.	91,440
9,290	Huntington Bancshares, Inc.	105,070
1,669	LaSalle Hotel Properties REIT	59,183
1,830	Lincoln National Corp.	108,373
4,870	National General Holdings Corp.	101,442
2,820	Starwood Property Trust, Inc. REIT	60,827
3,580	Sterling Bancorp	52,626
1,050	Synovus Financial Corp.	32,361
1,300	Talmer Bancorp, Inc., Class A	21,775
2,450	Unum Group	87,588
2,300	XL Group Plc	85,560

		1,529,278

Health Care — 5.07%
470	DaVita HealthCare Partners, Inc.*	37,351
820	Laboratory Corp of America Holdings*	99,400
450	Teleflex, Inc.	60,953
380	Universal Health Services, Inc., Class B	53,998

		251,702

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Industrials — 15.00%
1,050	Alaska Air Group, Inc.	$67,651
1,400	Carlisle Cos., Inc.	140,168
1,680	Herman Miller, Inc.	48,602
780	Jacobs Engineering Group, Inc.*	31,684
1,800	Primoris Services Corp.	35,640
780	Regal-Beloit Corp.	56,620
1,030	Ryder System, Inc.	89,991
979	Spirit Airlines, Inc.*	60,796
590	Stanley Black & Decker, Inc.	62,092
4,880	Swift Transporation Co.*	110,630
210	Towers Watson & Co., Class A	26,418
160	United Rentals, Inc.*	14,019

		744,311

Information Technology — 10.65%
1,480	Arrow Electronics, Inc.*	82,584
3,450	Atmel Corp.	34,000
610	Coherent, Inc.*	38,723
1,500	Freescale Semiconductor Ltd.*	59,955
850	LAM Research Corp.	69,147
640	NXP Semiconductor NV*	62,848
920	Qorvo, Inc.*	73,848
540	Skyworks Solutions, Inc.	56,214
1,120	Synchronoss Technologies, Inc.*	51,218

		528,537

Materials — 10.83%
760	Ashland, Inc.	92,644
1,070	Avery Dennison Corp.	65,206
470	Carpenter Technology Corp.	18,180
594	Crown Holdings, Inc.*	31,429
1,858	Cytec Industries, Inc.	112,465
5,455	Ferro Corp.*	91,535
1,090	PolyOne Corp.	42,695
680	Reliance Steel & Aluminum Co.	41,126
700	Rock-Tenn Co., Class A	42,140

		537,420

Telecommunication Services — 1.22%
12,240	Frontier Communications Corp.	60,588

Utilities — 9.04%
4,497	Calpine Corp.*	80,901
4,410	CMS Energy Corp.	140,414
630	DTE Energy Co.	47,023
2,240	Laclede Group, Inc. (The)	116,614
790	NorthWestern Corp.	38,513

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

750	Portland General Electric Co.	$24,870

		448,335

Total Common Stocks		4,946,376

(Cost $4,694,205)
Investment Company — 0.38%
18,882	JPMorgan Prime Money Market Fund, Institutional Class	18,882

Total Investment Company		18,882

(Cost $18,882)

Total Investments		$4,965,258
(Cost $4,713,087)(a) — 100.08%

Liabilities in excess of other assets — (0.08)%		(4,006)

NET ASSETS — 100.00%		$4,961,252

*	Non-income producing security.
(a)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

June 30, 2015 (Unaudited)

Shares	Value

Common Stocks — 99.60%
Consumer Discretionary — 14.81%
1,500	Ascena Retail Group, Inc.*	$24,983
2,370	Bridgepoint Education, Inc.*	22,657
2,760	Carriage Services, Inc.	65,909
1,510	Conn’s, Inc.*	59,947
1,300	Dana Holding Corp.	26,754
1,230	Destination Maternity Corp.	14,342
1,000	Helen of Troy Ltd.*	97,490
1,800	Jarden Corp.*	93,150
2,470	Libbey, Inc.	102,085
5,000	Smith & Wesson Holding Corp.*	82,950
7,690	Tandy Leather Factory, Inc.	66,134
2,670	Taylor Morrison Home Corp., Class A*	54,361
1,610	Universal Electronics, Inc.*	80,242

		791,004

Consumer Staples — 1.22%
1,250	John B Sanfilippo & Son, Inc.	64,875

Energy — 4.71%
3,780	Callon Petroleum Co.*	31,450
1,810	Gulfport Energy Corp.*	72,853
5,440	Ring Energy, Inc.*	60,874
1,730	RSP Permian, Inc.*	48,630
3,300	Synergy Resources Corp.*	37,719

		251,526

Financials — 33.82%
820	American Financial Group, Inc.	53,333
2,010	AMERISAFE, Inc.	94,590
1,490	AmTrust Financial Services, Inc.	97,610
1,110	Capital Bank Financial Corp., Class A*	32,268
3,420	Cardinal Financial Corp.	74,522
1,440	Chatham Lodging Trust REIT	38,117
1,800	Chemical Financial Corp.	59,508
3,700	CoBiz Financial, Inc.	48,359
1,470	Columbia Property Trust, Inc. REIT	36,089
1,500	Community Bank System, Inc.	56,655
9,020	Compass Diversified Holdings	147,928
2,360	CubeSmart REIT	54,658
2,930	DiamondRock Hospitality Co. REIT	37,533
1,010	DuPont Fabros Technology, Inc. REIT	29,745
460	EastGroup Properties, Inc. REIT	25,866
2,120	EverBank Financial Corp.	41,658
1,680	Hanmi Financial Corp.	41,731
3,200	Heritage Financial Corp.	57,184
1,080	LaSalle Hotel Properties REIT	38,297
1,900	Mercantile Bank Corp.	40,679

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

3,830	National General Holdings Corp.	$79,779
2,000	Northrim BanCorp, Inc.	51,260
2,380	Parkway Properties, Inc. REIT	41,507
1,060	ProAssurance Corp.	48,982
1,670	Ramco-Gershenson Properties Trust REIT	27,254
910	Reinsurance Group of America, Inc.	86,332
2,670	Rexford Industrial Realty, Inc. REIT	38,928
3,100	Safeguard Scientifics, Inc.*	60,326
1,250	STAG Industrial, Inc. REIT	25,000
2,320	Sterling Bancorp	34,104
1,810	Synovus Financial Corp.	55,784
1,890	Terreno Realty Corp. REIT	37,233
1,280	Texas Capital Bancshares, Inc.*	79,667
1,610	United Community Banks, Inc.	33,601

		1,806,087

Health Care — 6.08%
920	Bio-Reference Laboratories, Inc.*	37,950
5,040	BioScrip, Inc.*	18,295
1,540	Merit Medical Systems, Inc.*	33,172
2,500	PharMerica Corp.*	83,250
500	Teleflex, Inc.	67,725
1,450	West Pharmaceutical Services, Inc.	84,216

		324,608

Industrials — 17.39%
9,150	ACCO Brands Corp.*	71,095
2,500	Columbus McKinnon Corp.	62,500
1,490	EnerSys, Inc.	104,732
3,400	Ennis, Inc.	63,206
1,500	Greenbrier Cos., Inc. (The)	70,275
1,040	Herman Miller, Inc.	30,087
580	Kirby Corp.*	44,463
2,340	Marten Transport Ltd.	50,778
2,950	NN, Inc.	75,284
2,820	Patrick Industries, Inc.*	107,301
5,680	PGT, Inc.*	82,417
1,160	Primoris Services Corp.	22,968
1,800	Roadrunner Transportation Systems, Inc.*	46,440
1,520	Sparton Corp.*	41,526
900	Spirit Airlines, Inc.*	55,890

		928,962

Information Technology — 9.48%
980	Coherent, Inc.*	62,210
1,630	Fairchild Semiconductor International, Inc.*	28,329
4,160	GSI Group, Inc.*	62,525
4,550	Mitel Networks Corp.*	40,177

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

690	Qorvo, Inc.*	$55,386
6,240	Sapiens International Corp.	64,771
1,490	Synchronoss Technologies, Inc.*	68,138
2,990	Take-Two Interactive Software, Inc.*	82,434
2,820	Vishay Precision Group, Inc.*	42,469

		506,439

Materials — 6.27%
670	Ashland, Inc.	81,673
1,190	Crown Holdings, Inc.*	62,963
4,590	Ferro Corp.*	77,020
300	Kaiser Aluminum Corp.	24,924
6,000	OMNOVA Solutions, Inc.*	44,940
720	Reliance Steel & Aluminum Co.	43,546

		335,066

Utilities — 5.82%
2,020	Laclede Group, Inc. (The)	105,161
2,110	NorthWestern Corp.	102,863
3,100	Portland General Electric Co.	102,796

		310,820

Total Common Stocks		5,319,387

(Cost $4,963,564)
Rights/Warrants — 0.00%
5,040	BioScrip, Inc. Rights, Expire 8/1/15*(a)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 1.15%
61,646	RBC Prime Money Market Fund, Institutional Class 1(b)	61,646

Total Investment Company		61,646

(Cost $61,646)

Total Investments		$5,381,033
(Cost $5,025,210)(c) — 100.75%

Liabilities in excess of other assets — (0.75)%		(40,178)

NET ASSETS — 100.00%		$5,340,855

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

June 30, 2015 (Unaudited)

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

     See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Asset Backed Commercial Paper — 2.53%
Finance - Diversified Domestic — 2.53%
$61,030,000	Cancara Asset Securitisation LLC, 0.17%, 7/21/15(a)(b)	$61,024,236
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.43%, 12/1/15(a)(b)	24,954,313
25,000,000	Collateralized Commercial Paper II Co., LLC, 0.44%, 1/11/16(a)(b)	24,940,722
40,000,000	Kells Funding LLC, 0.20%, 8/25/15(a)(b)	39,987,778
35,000,000	Kells Funding LLC, 0.28%, 7/1/15(a)(c)	35,000,000
20,000,000	Kells Funding LLC, 0.34%, 10/19/15(a)(b)	19,979,222

Total Asset Backed Commercial Paper		205,886,271

(Cost $205,886,271)
Commercial Paper — 33.07%
Banks - Australia & New Zealand — 3.62%
25,000,000	Commonwealth Bank Australia, 0.28%, 7/8/15(a)(c)	25,000,000
40,000,000	Commonwealth Bank Australia, 0.29%, 8/14/15(a)(c)	40,000,130
45,000,000	Commonwealth Bank Australia, 0.30%, 11/9/15(a)(c)	45,000,019
20,000,000	National Australia Bank Ltd., 0.19%, 8/24/15(a)(b)	19,994,450
15,000,000	Westpac Banking Corp., 0.28%, 7/8/15(c)	15,000,049
25,000,000	Westpac Banking Corp., 0.47%, 1/4/16(a)(b)	24,938,965
26,335,000	Westpac Banking Corp., 0.95%, 1/12/16	26,409,727
19,500,000	Westpac Banking Corp., 1.06%, 7/17/15(a)(c)	19,506,592
8,976,000	Westpac Banking Corp., 1.13%, 9/25/15	8,991,461
32,355,000	Westpac Banking Corp., 1.38%, 7/17/15(a)(c)	32,369,308
14,793,000	Westpac Banking Corp., 3.00%, 8/4/15	14,829,305
22,235,000	Westpac Banking Corp., 3.00%, 12/9/15	22,480,737

		294,520,743

Banks - Canadian — 1.72%
20,000,000	Bank of Nova Scotia, 0.30%, 9/1/15(a)(b)	19,989,667
45,000,000	Bank of Nova Scotia, 0.31%, 11/9/15(a)(b)	44,949,238
25,000,000	Toronto Dominion Holdings, 0.32%, 10/16/15(a)(b)	24,976,222
25,000,000	Toronto Dominion Holdings, 0.40%, 1/20/16(a)(b)	24,943,611
25,000,000	Toronto Dominion Holdings, 0.42%, 1/19/16(a)(b)	24,941,083

		139,799,821

Banks - Domestic — 1.11%
50,000,000	Bank of America NA, 0.23%, 9/8/15	50,000,000
15,000,000	JP Morgan Securities LLC, 0.40%, 12/16/15(b)	14,972,000
25,000,000	JP Morgan Securities LLC, 0.50%, 1/4/16(a)(b)	24,935,069

		89,907,069

Banks - Foreign — 5.21%
45,000,000	DnB NOR Bank ASA, 0.20%, 8/3/15(a)(b)	44,991,750
50,000,000	DnB NOR Bank ASA, 0.27%, 7/10/15(a)(b)	49,996,688
48,500,000	DnB NOR Bank ASA, 0.28%, 10/28/15(a)(c)	48,501,815

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$25,000,000	DnB NOR Bank ASA, 0.31%, 1/22/16(a)(c)	$25,000,000
45,000,000	DnB NOR Bank ASA, 0.43%, 2/1/16(a)(b)	44,885,781
50,000,000	Nederlandse Waterschapsbank NV, 0.17%, 7/1/15(a)(b)	50,000,000
50,000,000	Nederlandse Waterschapsbank NV, 0.25%, 10/26/15(a)(b)	49,959,375
25,000,000	Rabobank Nederland NY, 0.28%, 9/1/15(b)	24,987,944
40,000,000	Rabobank Nederland NY, 0.29%, 10/9/15(b)	39,967,778
25,000,000	Rabobank Nederland NY, 0.34%, 12/9/15(b)	24,961,986
20,000,000	Svenska Handelsbanken AB, 0.25%, 7/15/15(a)(b)	19,998,056

		423,251,173

Banks - Japanese — 1.84%
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.24%, 7/13/15(a)(b)	49,996,000
50,000,000	Mitsubishi UFJ Trust & Bank NY, 0.24%, 8/17/15(a)(b)	49,984,333
50,000,000	Sumitomo Mitsui Bank NY, 0.25%, 8/19/15(a)(b)	49,982,986

		149,963,319

Banks - United Kingdom — 1.11%
90,000,000	Lloyds TSB Bank Plc, 0.10%, 7/6/15(b)	89,998,750

		89,998,750

Consumer Discretionary — 1.48%
24,250,000	Coca-Cola Co., 0.25%, 7/9/15(a)(b)	24,248,653
20,000,000	Coca-Cola Co., 0.27%, 9/21/15(a)(b)	19,987,700
31,650,000	Coca-Cola Co., 0.30%, 9/8/15(a)(b)	31,631,801
45,000,000	Coca-Cola Co., 0.40%, 1/11/16(a)(b)	44,903,000

		120,771,154

Finance - Diversified Domestic — 3.84%
35,000,000	ABB Treasury Center USA, Inc, 0.12%, 7/9/15(a)(b)	34,999,067
47,000,000	ABB Treasury Center USA, Inc, 0.13%, 7/21/15(a)(b)	46,996,606
35,000,000	ABB Treasury Center USA, Inc, 0.15%, 7/6/15(a)(b)	34,999,271
12,040,000	Cargill Inc., 0.09%, 7/6/15(a)(b)	12,039,849
25,000,000	General Electric Capital Corp., 0.27%, 8/7/15(b)	24,993,063
25,000,000	Toyota Credit Canada Inc., 0.30%, 11/25/15(b)	24,969,375
25,000,000	Toyota Motor Credit Corp., 0.25%, 10/29/15(c)	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.25%, 12/3/15(c)	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.26%, 8/26/15(c)	25,000,000
25,000,000	Toyota Motor Credit Corp., 0.30%, 12/7/15(b)	24,966,875
32,517,000	Toyota Motor Credit Corp., 2.80%, 1/11/16(c)	32,919,839

		311,883,945

Finance - Diversified Foreign — 10.64%
50,000,000	Erste Abwicklungsanstalt, 0.22%, 7/2/15(a)(b)	49,999,694
40,000,000	Erste Abwicklungsanstalt, 0.26%, 8/20/15(a)(b)	39,985,556
50,000,000	Nordea Bank AB, 0.17%, 7/6/15(a)(b)	49,998,819
50,000,000	Nordea Bank AB, 0.23%, 7/27/15(a)(b)	49,991,875
50,000,000	Nordea Bank AB, 0.33%, 11/18/15(a)(b)	49,935,833
25,000,000	Nordea Bank AB, 0.35%, 12/7/15(a)(b)	24,961,906
60,000,000	NRW Bank, 0.09%, 7/10/15(a)(b)	59,998,725

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$50,000,000	NRW Bank, 0.19%, 8/17/15(a)(b)	$49,987,597
50,000,000	NRW Bank, 0.21%, 8/26/15(a)(b)	49,984,056
50,000,000	NRW Bank, 0.22%, 9/15/15(a)(b)	49,977,306
25,000,000	PSP Capital Inc., 0.25%, 8/19/15(a)(b)	24,991,493
25,000,000	PSP Capital Inc., 0.26%, 8/7/15(a)(b)	24,993,319
25,000,000	PSP Capital Inc., 0.33%, 10/27/15(a)(b)	24,972,958
25,000,000	PSP Capital Inc., 0.44%, 2/8/16(a)(b)	24,932,167
50,000,000	Skandinaviska Enskilda Banken NY, 0.16%, 7/7/15(a)(b)	49,998,667
65,000,000	Skandinaviska Enskilda Banken NY, 0.19%, 7/9/15(a)(b)	64,997,328
32,937,000	Skandinaviska Enskilda Banken NY, 0.21%, 8/17/15(a)(b)	32,927,970
57,800,000	Swedbank, 0.24%, 7/1/15(b)	57,800,000
50,000,000	Swedbank, 0.25%, 9/18/15(b)	49,973,118
35,000,000	Swedbank, 0.27%, 8/3/15(b)	34,991,338

		865,399,725

Health Care — 0.31%
25,000,000	Trinity Health Corp., 0.10%, 7/1/15(b)	25,000,000

		25,000,000

Information Technology — 0.25%
20,000,000	United Technologies Corp., 0.13%, 8/4/15(a)(b)	19,997,544

		19,997,544

Insurance — 1.02%
50,000,000	Metlife Short Term Fund LLC, 0.15%, 7/6/15(a)(b)	49,998,958
20,000,000	Metlife Short Term Fund LLC, 0.15%, 8/17/15(a)(b)	19,996,083
13,000,000	Metlife Short Term Fund LLC, 0.21%, 10/14/15(a)(b)	12,992,037

		82,987,078

Manufacturing — 0.25%
20,000,000	Illinois Tool Works, Inc., 0.09%, 7/7/15(a)(b)	19,999,700

		19,999,700

Materials — 0.24%
20,000,000	BASF SE, 0.44%, 2/9/16(a)(b)	19,945,489

		19,945,489

Utilities — 0.43%
35,000,000	Electricite de France SA, 0.72%, 1/8/16(a)(b)	34,866,300

		34,866,300

Total Commercial Paper		2,688,291,810

(Cost $2,688,291,810)

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Certificates of Deposit, Domestic — 0.03%
Banks - Domestic — 0.03%
$ 2,600,000	Wells Fargo & Co. 0.75%, 7/20/15	$2,600,671

Total Certificates of Deposit, Domestic		2,600,671

(Cost $2,600,671)
Certificates of Deposit, Yankee(d) — 16.33%
Banks - Canadian — 4.02%
25,000,000	Bank of Montreal Chicago, 0.24%, 7/6/15(c)	25,000,000
25,000,000	Bank of Montreal Chicago, 0.27%, 7/7/15	25,000,000
37,000,000	Bank of Montreal Chicago, 0.27%, 8/12/15	37,000,000
50,000,000	Bank of Montreal Chicago, 0.32%, 11/16/15	50,000,000
25,000,000	Bank of Montreal Chicago, 0.33%, 10/9/15	25,000,000
25,000,000	Bank of Montreal Chicago, 0.33%, 10/9/15	25,000,000
25,000,000	Bank of Nova Scotia Houston, 0.29%, 8/4/15	25,000,000
25,000,000	Bank of Nova Scotia Houston, 0.32%, 3/10/16(c)	25,000,000
20,000,000	Bank of Nova Scotia Houston, 0.36%, 1/7/16	20,000,000
20,000,000	Canadian Imperial Bank of Commerce NY, 0.30%, 10/26/15	20,000,000
25,000,000	Toronto Dominion Bank NY, 0.25%, 8/4/15(c)	25,000,000
25,000,000	Toronto Dominion Bank NY, 0.30%, 8/20/15	25,000,000

		327,000,000

Banks - Foreign — 5.54%
100,000,000	BNP Paribas NY Branch, 0.03%, 7/1/15	100,000,000
11,000,000	Nordea Bank Finland NY, 0.27%, 8/18/15	10,999,927
50,000,000	Nordea Bank Finland NY, 0.27%, 8/26/15	49,999,612
40,000,000	Nordea Bank Finland NY, 0.28%, 9/15/15	39,999,578
25,000,000	Rabobank Nederland NY, 0.27%, 7/7/15(c)	25,000,000
42,547,000	Rabobank Nederland NY, 2.13%, 10/13/15	42,752,645
25,000,000	Svenska Handelsbanken NY, 0.21%, 9/1/15	25,000,215
17,000,000	Svenska Handelsbanken NY, 0.26%, 8/12/15	17,000,000
25,000,000	Svenska Handelsbanken NY, 0.29%, 10/6/15	25,000,000
90,000,000	Swedbank, 0.11%, 7/8/15	90,000,000
25,000,000	Swedbank, 0.26%, 10/1/15	25,000,000

		450,751,977

Banks - Japanese — 5.54%
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.24%, 7/2/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.24%, 7/7/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.24%, 8/10/15	50,000,000
50,000,000	Bank Tokyo-Mitsubishi UFJ NY, 0.24%, 8/20/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 7/2/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 7/8/15	50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 7/15/15	50,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 7/24/15	$50,000,000
50,000,000	Sumitomo Mitsui Bank NY, 0.24%, 8/6/15	50,000,000

		450,000,000

Banks - United Kingdom — 1.23%
100,000,000	Lloyds TSB Bank Plc, 0.06%, 7/1/15	100,000,000

Total Certificates of Deposit, Yankee		1,327,751,977

(Cost $1,327,751,977)
Corporate Bonds — 18.07%
Banks - Australia & New Zealand — 0.84%
6,000,000	Australia & New Zealand Banking Group Ltd., 3.25%, 3/1/16(a)	6,104,085
11,500,000	National Australia Bank Ltd., 0.90%, 1/20/16	11,526,039
25,000,000	National Australia Bank Ltd., 1.60%, 8/7/15	25,032,315
25,643,000	National Australia Bank Ltd., 2.75%, 9/28/15(a)	25,786,017

		68,448,456

Banks - Canadian — 4.31%
50,000,000	Bank of Montreal Chicago, 0.30%, 1/7/16(c)	50,000,000
34,500,000	Bank of Montreal Chicago, 0.40%, 12/29/15(c)	34,520,996
25,000,000	Bank of Nova Scotia Houston, 0.34%, 1/15/16(c)	25,000,000
100,000,000	Bank of Nova Scotia Houston, 0.42%, 3/10/16(c)	100,000,000
29,500,000	Canadian Imperial Bank of Commerce Canada, 0.90%, 10/1/15	29,535,871
51,780,000	Canadian Imperial Bank of Commerce Canada, 2.35%, 12/11/15	52,220,645
33,600,000	Canadian Imperial Bank of Commerce NY, 0.36%, 11/13/15(c)	33,609,265
25,000,000	Toronto Dominion Bank, 2.20%, 7/29/15(a)	25,036,167

		349,922,944

Banks - Domestic — 4.23%
4,000,000	Bank of New York Mellon Corp., 0.49%, 10/23/15(c)	4,002,795
30,175,000	Bank of New York Mellon Corp., 0.70%, 10/23/15	30,190,863
25,000,000	Bank of New York Mellon Corp., 2.50%, 1/15/16	25,274,904
50,000,000	Citibank NA, 0.42%, 8/27/15(c)	50,019,347
75,000,000	JP Morgan Chase Bank NA, 0.38%, 7/22/16(c)	75,000,000
50,000,000	Wells Fargo & Co., 0.46%, 10/28/15(c)	50,019,775
9,700,000	Wells Fargo & Co., 1.50%, 7/1/15	9,700,000
100,000,000	Wells Fargo Bank NA, 0.40%, 2/22/16(c)	100,000,000

		344,207,684

Banks - Foreign — 1.78%
75,000,000	Svenska Handelsbanken AB, 0.47%, 3/3/16(a)(c)	75,000,000
25,000,000	Svenska Handelsbanken NY, 0.29%, 12/17/15(c)	25,000,000
45,000,000	Svenska Handelsbanken NY, 0.31%, 1/25/16(c)	45,000,000

		145,000,000

Consumer Discretionary — 0.90%
35,900,000	Coca-Cola Co., 0.29%, 9/1/15(c)	35,900,734

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$11,534,000	Coca-Cola Co., 1.50%, 11/15/15	$11,584,391
4,000,000	Procter & Gamble Co., 1.80%, 11/15/15	4,021,882
10,500,000	Procter & Gamble Co., 3.15%, 9/1/15	10,550,737
11,375,000	Walt Disney Co. (The), 0.45%, 12/1/15(c)	11,380,111

		73,437,855

Consumer Staples — 0.30%
10,495,000	Wal-Mart Stores, Inc., 2.25%, 7/8/15	10,499,069
14,000,000	Wal-Mart Stores, Inc., 4.50%, 7/1/15	14,000,000

		24,499,069

Finance - Diversified Domestic — 3.52%
20,000,000	Altoona-Blair County Development Corp., 0.15%, 4/1/35(a)(c)	20,000,000
40,000,000	American Honda Finance Corp., 0.30%, 1/11/16(c)	40,003,092
3,100,000	BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	3,168,328
20,000,000	Caterpillar Financial Services Corp., 0.35%, 11/25/15(c)	20,010,443
28,000,000	Caterpillar Financial Services Corp., 0.41%, 8/28/15(c)	28,007,043
8,485,000	ETC Holdings LLC, 0.08%, 4/1/28, (LOC: U.S. Bank)(c)	8,485,000
18,850,000	General Electric Capital Corp., 1.00%, 12/11/15	18,900,259
56,145,000	General Electric Capital Corp., 1.63%, 7/2/15	56,147,042
66,149,000	General Electric Capital Corp., 5.00%, 1/8/16	67,734,529
17,800,000	Jets Stadium Development LLC, 0.13%, 4/1/47(a)(c)	17,800,000
5,750,000	PACCAR Financial Corp., 0.70%, 11/16/15	5,758,454

		286,014,190

Finance - Diversified Foreign — 0.24%
6,575,000	Shell International Finance BV, 0.63%, 12/4/15	6,581,108
13,000,000	Shell International Finance BV, 3.25%, 9/22/15	13,085,635

		19,666,743

Health Care — 0.22%
17,455,000	Keep Memory Alive, 0.14%, 5/1/37, (LOC: PNC Bank NA)(c)	17,455,000

Information Technology — 1.51%
33,300,000	International Business Machines Corp., 0.28%, 7/29/15(c)	33,301,098
20,860,000	International Business Machines Corp., 0.33%, 2/5/16(c)	20,872,599
68,227,000	Texas Instruments, Inc., 0.45%, 8/3/15	68,237,357

		122,411,054

Insurance — 0.22%
9,250,000	New York Life Global Funding, 0.25%, 10/29/15(a)(c)	9,250,000
8,500,000	New York Life Global Funding, 0.75%, 7/24/15(a)	8,502,395

		17,752,395

Total Corporate Bonds		1,468,815,390

(Cost $1,468,815,390)

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Municipal Bonds — 9.75%
Arizona — 0.27%
$21,785,000	Salt River Pima-Maricopa Indian Community Revenue, 0.09%, 10/1/26, (LOC: Bank of America N.A.)(c)	$21,785,000

California — 0.49%
40,000,000	University of California TECP, 0.10%, 7/2/15(b)	39,999,889

Georgia — 0.59%
28,825,000	Municipal Electric Authority TECP, 0.16%, 8/5/15	28,824,378
18,785,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.18%, 6/1/28, (LOC: Wells Fargo Bank)(c)	18,785,000

		47,609,378

Illinois — 0.12%
10,000,000	University of Illinois Facilities Revenue, Series S, 0.15%, 4/1/44, (LOC: Northern Trust Co.)(c)	10,000,000

Maryland — 0.42%
22,000,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series A, 0.05%, 4/1/35, (LOC: TD Bank N.A.)(c)	22,000,000
12,325,000	Montgomery County Housing Opportunities Commission Refunding Revenue, Series D, 0.15%, 7/1/39, (LOC: PNC Bank NA, Freddie Mac)(c)	12,325,000

		34,325,000

Michigan — 0.89%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.13%, 9/1/50, (LOC: PNC Bank NA)(c)	25,000,000
47,385,000	Michigan Finance Authority Taxable School Loan Revolving Fund, Series A, 0.12%, 9/1/53, (LOC: JP Morgan Chase Bank NA)(c)	47,385,000

		72,385,000

Mississippi — 0.49%
40,000,000	Mississippi Development Bank Refunding Revenue, 0.09%, 1/1/45, (LOC: Bank of America N.A.)(c)	40,000,000

New Jersey — 0.26%
21,495,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Refunding Revenue, 0.12%, 7/1/38, (LOC: JP Morgan Chase Bank NA)(c)	21,495,000

New York — 1.37%
8,500,000	Nassau Health Care Corp. Refunding Revenue, Series A, 0.13%, 8/1/22, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank NA)(c)	8,500,000
35,345,000	New York City Housing Development Corp. Multi-Family Rental Housing Revenue, Series B, 0.10%, 4/15/36, (Credit Support: Fannie Mae)(c)	35,345,000
55,000,000	New York State Housing Finance Agency Revenue, 0.06%, 11/1/47, (LOC: Wells Fargo Bank N.A.)(c)	55,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 12,500,000	New York State Housing Finance Agency Revenue, 0.13%, 11/1/48, (LOC: JP Morgan Chase Bank NA)(c)	$12,500,000

		111,345,000

Pennsylvania — 0.91%
54,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.15%, 10/1/28, (LOC: PNC Bank NA)(c)	54,900,000
18,630,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.15%, 11/1/30, (LOC: PNC Bank NA)(c)	18,630,000

		73,530,000

South Dakota — 0.37%
30,000,000	South Dakota Housing Development Authority Revenue, 0.13%, 11/1/45(c)	30,000,000

Tennessee — 0.18%
15,000,000	Vanderbilt University TECP, 0.32%, 11/12/15(b)	14,982,133

Texas — 0.61%
37,875,000	City of Austin Refunding Revenue, Series B, 0.09%, 11/15/29, (LOC: JP Morgan Chase Bank NA)(c)	37,875,000
12,000,000	University of Texas TECP, 0.18%, 10/8/15(b)	11,997,690

		49,872,690

Utah — 0.09%
6,910,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.18%, 6/1/31, (LOC: Wells Fargo Bank)(c)	6,910,000

Virginia — 2.69%
205,800,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO17, Class A, 0.10%, 9/15/50, (Credit Support: Freddie Mac)(a)(c)	205,800,000
12,980,000	Newport News Economic Development Authority Industrial Improvement Revenue, Series B, 0.18%, 7/1/31, (LOC: JP Morgan Chase Bank NA)(c)	12,980,000

		218,780,000

Total Municipal Bonds		793,019,090

(Cost $793,019,090)
U.S. Treasury Obligations — 0.61%
U.S. Treasury Notes — 0.61%
50,000,000	0.38%, 1/15/16	50,026,585

Total U.S. Treasury Obligations		50,026,585

(Cost $50,026,585)

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Repurchase Agreements — 19.13%
$ 85,000,000	BNP Paribas Securities Corp., dated 6/30/15; due 7/1/15 at 0.08% with maturity value of $85,000,189 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/15/15 to 11/15/43 at rates ranging from 0.00% to 9.25%, aggregate original par and fair value of $99,375,322 and $86,700,056, respectively)	$85,000,000
100,000,000	BNP Paribas Securities Corp., dated 6/30/15; due 7/1/15 at 0.09% with maturity value of $100,000,250 (fully collateralized by Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 12/16/16 to 6/1/45 at rates ranging from 2.50% to 6.50%, aggregate original par and fair value of $391,241,503 and $102,004,812, respectively)	100,000,000

	Total Value of BNP Paribas Securities Corp. (collateral value of $188,704,868)	185,000,000

50,000,000	Citibank N.A., dated 6/25/15; due 7/2/15 at 0.08% with maturity value of $50,000,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/23/16 to 8/15/43 at rates ranging from 0.000% to 3.625%, aggregate original par and fair value of $51,100,200 and $51,000,067, respectively)	50,000,000
150,000,000	Citibank N.A., dated 6/25/15; due 7/2/15 at 0.09% with maturity value of $150,002,625 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 5/6/16 to 11/23/35 at rates ranging from 0.000% to 5.625%, aggregate original par and fair value of $162,080,388 and $153,000,000, respectively)	150,000,000
15,000,000	Citibank N.A., dated 6/30/15; due 7/1/15 at 0.10% with maturity value of $15,000,042 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/31/18 to 5/15/20 at rates ranging from 1.50% to 3.50%, aggregate original par and fair value of $14,887,400 and $15,300,074, respectively)	15,000,000
100,000,000	Citibank N.A., dated 6/30/15; due 7/1/15 at 0.11% with maturity value of $100,000,306 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 11/13/17 to 2/1/48 at rates ranging from 0.00% to 6.50%, aggregate original par and fair value of $128,745,490 and $102,000,000, respectively)	100,000,000
100,000,000	Citibank N.A., dated 6/30/15; due 7/7/15 at 0.10% with maturity value of $100,001,944 (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 12/28/15 to 11/15/37 at rates ranging from 0.00% to 6.25%, aggregate original par and fair value of $112,040,804 and $102,000,000, respectively)	100,000,000

	Total Value of Citibank N.A. (collateral value of $423,300,141)	415,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$150,000,000	Federal Reserve, dated 6/30/15; due 7/1/15 at 0.05% with maturity value of $150,000,208 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/41 at a rate of 4.375%, original par and fair value of $120,838,500 and $150,000,304, respectively)	$150,000,000

	Total Value of Federal Reserve (collateral value of $150,000,304)	150,000,000

150,000,000	Goldman Sachs & Co., dated 6/30/15; due 7/1/15 at 0.12% with maturity value of $150,000,500 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 10/15/42 to 4/20/44 at rates ranging from 3.00% to 4.00%, aggregate original par and fair value of $197,144,522 and $153,000,001, respectively)	150,000,000

	Total Value of Goldman Sachs & Co. (collateral value of $153,000,001)	150,000,000

100,000,000	JP Morgan Securities, dated 8/13/13 at 0.39% with maturity value of Principal Amount plus interest accrued until maturity (fully collateralized by U.S. Treasury, Fannie Mae, Freddie Mac, Ginnie Mae and Federal Home Loan Bank securities with maturity dates ranging from 11/23/16 to 6/1/45 at rates ranging from 0.625% to 11.00%, aggregate original par and fair value of $122,374,299 and $102,000,088, respectively)(e)(f)	100,000,000

	Total Value of JP Morgan Securities, (collateral value of $102,000,088)	100,000,000

55,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/15; due 7/1/15 at 0.11% with maturity value of $55,000,168 (fully collateralized by a Fannie Mae security with a maturity date of 6/1/45 at a rate of 4.00%, original par and fair value of $52,856,144 and $56,100,000, respectively)	55,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith (collateral value of $56,100,000)	55,000,000

150,000,000	TD Securities (USA), dated 6/30/15; due 7/1/15 at 0.12% with maturity value of $150,000,500 (fully collateralized by U.S. Treasury and Freddie Mac securities with maturity dates ranging from 11/30/20 to 4/1/45 at rates of 2.00% to 4.00%, aggregate original par and fair value of $161,423,720 and $153,000,081, respectively)	150,000,000

	Total Value of TD Securities (USA) (collateral value of $153,000,081)	150,000,000

250,000,000	Wells Fargo Securities, dated 6/30/15; due 7/1/15 at 0.12% with maturity value of $250,000,833 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/30/15 to 11/15/21 at rates ranging from 0.25% to 2.00%, aggregate original par and fair value of $253,851,500 and $255,000,067, respectively)	250,000,000

SCHEDULES OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$100,000,000	Wells Fargo Securities, dated 6/30/15; due 7/1/15 at 0.15% with maturity value of $100,000,417 (fully collateralized by Fannie Mae and Federal Home Loan Bank securities with maturity dates ranging from 7/1/15 to 3/29/18 at rates ranging from 0.000% to 1.125%, aggregate original par and fair value of $101,691,000 and $102,000,286, respectively)	$100,000,000

	Total Value of Wells Fargo Securities (collateral value of $357,000,353)	350,000,000

Total Repurchase Agreements		1,555,000,000

(Cost $1,555,000,000)

Total Investments		8,091,391,794
(Cost 8,091,391,794)(g) — 99.52%

Other assets in excess of liabilities — 0.48%		38,779,067

NET ASSETS — 100.00%		$8,130,170,861

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	This security is considered illiquid as to its marketability.
The total investment in restricted and illiquid securities representing $100,000,000, or 1.23% of net assets, was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/15 Carrying Value Per Unit
100,000,000	JP Morgan Securities	08/13/2013	$100,000,000	$100.00

(f)	Security is perpetual and thus does not have a predetermined maturity. This is a variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015. The maturity date used for rule 2a-7 of the Investment Company Act of 1940 was August 3, 2015.
(g)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GTY - Guaranty

LOC - Letter of Credit

TECP - Tax Exempt Commercial Paper

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Corporate Bonds — 0.27%
Information Technology — 0.27%
$15,200,000	Net Magan Two LLC, 0.18%, 4/1/26, (LOC: Federal Home Loan Bank)(a)	$15,200,000

Total U.S. Government Agency Backed Corporate Bonds		15,200,000

(Cost $15,200,000)
U.S. Government Agency Backed Municipal Bonds — 12.53%
California — 1.60%
6,645,000	California Municipal Finance Authority, Pacific Meadows Apartments Revenue, Series A, 0.10%, 10/1/47, (Credit Support: Freddie Mac)(a)(b)	6,644,736
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.08%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
31,800,000	San Francisco City & County Redevelopment Agency Multi Family Revenue, Series C, 0.10%, 6/15/34, (Credit Support: Fannie Mae)(a)	31,799,941

		88,564,677

Indiana — 0.50%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

Nevada — 0.79%
10,800,000	Nevada Housing Division Multi Unit Housing, Silver Project, Series A, 0.09%, 10/15/35, (LOC: Fannie Mae)(a)	10,800,000
16,300,000	Nevada Housing Division Multi Unit Housing, Sonoma Palms, 0.07%, 4/15/39, (Credit Support: Fannie Mae)(a)	16,300,000
17,000,000	Nevada Housing Division Multi Unit Housing, Southwest VLG Project, 0.07%, 10/15/38, (Credit Support: Fannie Mae)(a)	17,000,000

		44,100,000

New York — 7.14%
4,700,000	New York City Housing Development Corp. Multi Family Revenue, Series B, 0.13%, 11/15/35, (Credit Support: Fannie Mae)(a)	4,700,000
20,550,000	New York Metropolitan Transportation Authority Transit Improvements Refunding Revenue, 0.22%, 7/1/15	20,550,000
5,600,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series A, 0.10%, 11/15/36, (Credit Support: Fannie Mae)(a)	5,599,950
8,710,000	New York State Dormitory Authority Nursing Home Improvements Revenue, Series B, 0.13%, 11/15/36, (Credit Support: Fannie Mae)(a)	8,710,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.08%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$58,450,000	New York State Housing Finance Agency 42nd Street Revenue, 0.06%, 11/1/41, (Credit Support: Freddie Mac)(a)	$58,448,259
21,000,000	New York State Housing Finance Agency 750 6th. Ave. Revenue, Series A, 0.08%, 5/15/31, (Credit Support: Fannie Mae)(a)	21,000,000
54,000,000	New York State Housing Finance Agency Biltmore Tower Revenue, Series A, 0.08%, 5/15/34, (Credit Support: Fannie Mae)(a)	54,000,000
60,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.08%, 11/1/38, (Credit Support: Freddie Mac)(a)	60,000,000
59,500,000	New York State Housing Finance Agency North End Revenue, Series A, 0.07%, 11/15/36, (Credit Support: Fannie Mae)(a)	59,500,000
34,100,000	New York State Housing Finance Agency Revenue, Series A, 0.11%, 5/1/35, (Credit Support: Freddie Mac)(a)	34,099,827
50,000,000	New York State Housing Finance Agency Theater Row Revenue, Series A, 0.08%, 11/1/32, (Credit Support: Freddie Mac)(a)	50,000,000

		396,608,036

Oregon — 0.14%
7,800,000	City of Portland Housing Authority Civic Apartments Redevelopment Revenue, 0.10%, 6/1/38, (Credit Support: Freddie Mac)(a)	7,800,000

Virginia — 1.91%
50,300,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.10%, 5/15/46, (Credit Support: Freddie Mac)(a)	50,300,000
31,825,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.10%, 6/15/36, (Credit Support: Freddie Mac)(a)	31,825,000
9,385,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO25, Class A, 0.13%, 9/15/38, (Credit Support: Freddie Mac)(a)	9,385,000
14,745,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO28, Class A, 0.09%, 9/15/24(a)	14,745,000

		106,255,000

Washington — 0.45%
25,180,000	Washington State Housing Finance Commission Queen Anne Project Revenue, Series A, 0.08%, 9/1/38, (Credit Support: Fannie Mae)(a)	25,180,000

Total U.S. Government Agency Backed Municipal Bonds		696,207,713

(Cost $696,207,713)
U.S. Government Agency Obligations — 71.17%
Fannie Mae — 25.66%
67,150,000	0.08%, 7/1/15(c)	67,150,000
42,500,000	0.09%, 7/1/15(c)	42,500,000
58,668,870	0.09%, 9/1/15(c)	58,659,524

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 25,000,000	0.10%, 10/1/15(c)	$24,993,611
131,501,500	0.11%, 7/1/15(c)	131,501,500
28,098,000	0.11%, 7/1/15(c)	28,098,000
49,250,000	0.11%, 8/3/15(c)	49,244,921
15,750,000	0.11%, 8/3/15(c)	15,748,376
116,867,000	0.11%, 9/1/15(c)	116,845,867
55,030,000	0.11%, 10/1/15(c)	55,014,882
39,125,000	0.11%, 10/1/15(c)	39,114,001
76,118,200	0.11%, 10/1/15(c)	76,096,802
33,932,000	0.11%, 7/1/15(c)	33,932,000
101,918,000	0.11%, 8/3/15(c)	101,908,190
51,000,000	0.11%, 9/1/15(c)	50,990,558
52,000,000	0.12%, 7/1/15(c)	52,000,000
12,792,000	0.12%, 7/1/15(c)	12,792,000
55,299,000	0.12%, 7/1/15(c)	55,299,000
12,705,000	0.13%, 10/1/15(c)	12,700,941
25,000,000	0.14%, 11/23/15(c)	24,985,903
50,000,000	0.15%, 10/21/16(a)	49,997,644
16,400,000	0.15%, 8/5/15(a)	16,400,248
35,000,000	0.18%, 10/21/15(a)	35,002,762
7,000,000	0.19%, 7/25/16(a)	7,003,430
5,000,000	0.21%, 8/15/16(a)	5,002,314
3,060,000	0.38%, 12/21/15	3,060,741
4,855,491	0.48%, 9/25/15	4,855,491
104,506,000	0.50%, 7/2/15	104,507,036
862,782	0.52%, 1/25/17	862,889
79,935	0.56%, 3/25/16(a)	79,944
2,296,359	0.59%, 8/25/15	2,296,359
2,327,585	0.95%, 11/25/15	2,327,585
239,803	1.08%, 2/25/16	239,802
30,932,000	1.63%, 10/26/15	31,079,395
9,501,000	1.88%, 10/15/15	9,548,960
10,100,000	2.00%, 8/18/15	10,124,369
49,575,000	2.38%, 7/28/15	49,656,377
30,000,000	2.38%, 4/11/16	30,480,858
13,225,000	4.38%, 10/15/15	13,387,122

		1,425,489,402

Federal Farm Credit Bank — 8.27%
25,000,000	0.14%, 7/16/15(a)	25,000,043
25,000,000	0.14%, 10/8/15(a)	24,999,646
58,000,000	0.15%, 2/11/16(a)	57,994,648
20,000,000	0.15%, 1/25/16(a)	19,999,715
50,000,000	0.18%, 6/19/17(a)	49,997,055
6,865,000	0.19%, 9/14/15(a)	6,865,447
17,500,000	0.19%, 1/19/16(a)	17,502,002
50,000,000	0.19%, 5/5/16(a)	50,006,498
40,000,000	0.20%, 7/10/15(a)	40,000,715

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$10,000,000	0.20%, 7/8/16(a)	$10,006,741
5,000,000	0.20%, 10/11/16(a)	5,003,252
17,900,000	0.20%, 12/7/15	17,898,053
7,250,000	0.20%, 1/19/16(a)	7,252,248
25,000,000	0.20%, 10/3/16(a)	25,007,968
62,000,000	0.21%, 3/13/17(a)	62,026,690
2,715,000	0.22%, 10/11/16(a)	2,717,292
7,250,000	0.22%, 3/24/17(a)	7,255,739
7,716,000	0.23%, 4/17/17(a)	7,723,764
12,610,000	0.25%, 7/15/16(a)	12,623,298
3,000,000	0.40%, 8/26/15	3,000,782
4,000,000	0.40%, 9/24/15	4,001,701
2,810,000	4.88%, 12/16/15	2,868,853

		459,752,150

Federal Home Loan Bank — 22.85%
40,000,000	0.08%, 7/22/15(c)	39,998,063
10,000,000	0.09%, 7/21/15(c)	9,999,500
42,000,000	0.09%, 7/10/15(c)	41,999,107
17,000,000	0.09%, 7/8/15(c)	16,999,706
60,400,000	0.09%, 7/17/15(c)	60,397,691
45,000,000	0.09%, 8/19/15(c)	44,994,304
9,000,000	0.10%, 7/13/15(c)	8,999,715
50,000,000	0.10%, 10/7/15(c)	49,986,389
13,900,000	0.12%, 10/14/15(c)	13,895,135
84,000,000	0.12%, 10/8/15(a)	83,998,864
5,980,000	0.13%, 10/30/15(c)	5,977,387
40,000,000	0.13%, 1/8/16(a)	39,998,944
20,000,000	0.13%, 1/15/16(a)	19,999,453
3,770,000	0.13%, 9/10/15	3,769,324
15,000,000	0.13%, 7/31/15(c)	14,998,375
40,000,000	0.14%, 8/25/15	39,998,784
1,900,000	0.14%, 10/30/15(c)	1,899,106
35,000,000	0.15%, 7/21/15(a)	35,000,209
25,000,000	0.15%, 9/28/15(a)	24,999,379
50,000,000	0.15%, 10/7/15(a)	50,003,363
50,000,000	0.15%, 10/14/15(a)	49,998,563
40,000,000	0.15%, 7/1/16(c)	39,997,600
20,000,000	0.15%, 8/25/15(a)	20,000,000
15,000,000	0.16%, 7/16/15(a)	15,000,201
35,000,000	0.16%, 1/21/16(a)	34,998,981
50,000,000	0.17%, 9/17/15(a)	49,998,340
10,000,000	0.17%, 7/22/15	10,000,175
20,000,000	0.18%, 9/21/15(a)	20,000,211
1,700,000	0.20%, 9/18/15	1,699,935
40,000,000	0.20%, 11/20/15(a)	40,000,000
52,750,000	0.20%, 8/19/15	52,750,794

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 30,000,000	0.20%, 8/28/15	$29,999,401
40,000,000	0.20%, 10/16/15	39,994,961
25,000,000	0.21%, 8/21/15	25,000,000
5,500,000	0.21%, 8/28/15	5,499,891
23,000,000	0.21%, 10/9/15	22,998,563
25,000,000	0.23%, 1/4/16	24,993,739
25,000,000	0.25%, 1/12/16	24,995,510
50,000,000	0.33%, 4/1/16	49,983,402
50,000,000	0.34%, 3/14/16	49,991,800
25,725,000	0.38%, 8/28/15	25,732,123
11,040,000	1.00%, 3/11/16	11,089,202
1,340,000	1.75%, 9/11/15	1,344,035
14,725,000	5.38%, 5/18/16	15,373,281

		1,269,353,506

Freddie Mac — 10.81%
22,700,000	0.11%, 9/17/15(c)	22,694,590
23,750,000	0.13%, 7/2/15(c)	23,749,915
85,000,000	0.17%, 7/17/15(a)	85,000,902
50,000,000	0.17%, 6/15/16(a)	49,992,669
145,000,000	0.17%, 7/16/15(a)	145,002,003
50,000,000	0.17%, 11/25/15(a)	50,000,000
50,000,000	0.18%, 7/21/16(a)	49,994,586
91,303,000	1.75%, 9/10/15	91,577,791
28,250,000	4.38%, 7/17/15	28,301,989
53,000,000	4.75%, 1/19/16	54,304,097

		600,618,542

Overseas Private Investment Corp. — 3.58%
14,310,000	0.11%, 5/2/16(c)	14,310,000
13,455,000	0.11%, 5/2/16(c)	13,455,000
5,000,000	0.11%, 11/20/19(a)	5,000,000
80,000,000	0.11%, 9/15/20(a)	80,000,000
27,000,000	0.11%, 7/15/25(a)	27,000,000
11,000,000	0.11%, 10/10/25(a)	11,000,000
15,000,000	0.11%, 11/15/28(a)	15,000,000
28,100,000	0.11%, 1/15/30(a)	28,100,000
5,000,000	0.56%, 4/15/16	5,000,000

		198,865,000

Total U.S. Government Agency Obligations		3,954,078,600

(Cost $3,954,078,600)

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 5.15%
U.S. Treasury Notes — 5.15%
$ 25,000,000	0.25%, 7/15/15	$25,000,898
50,000,000	0.25%, 12/15/15	50,005,273
50,000,000	0.38%, 1/15/16	50,022,683
55,000,000	0.50%, 6/15/16	55,104,176
55,000,000	1.50%, 6/30/16	55,625,470
25,000,000	1.75%, 7/31/15	25,032,360
25,000,000	2.00%, 1/31/16	25,243,772

		286,034,632

Total U.S. Treasury Obligations		286,034,632

(Cost $286,034,632)
Repurchase Agreements — 15.30%
50,000,000	BNP Paribas Securities Corp., dated 6/30/15; due 7/1/15 at 0.08% with maturity value of $50,000,111 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/29/16 to 11/15/43 at rates ranging from 0.000% to 3.125%, aggregate original par and fair value of $54,261,700 and $51,000,006, respectively)	50,000,000
50,000,000	BNP Paribas Securities Corp., dated 6/30/15; due 7/1/15 at 0.09% with maturity value of $50,000,125 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 7/1/18 to 7/1/45 at rates ranging from 2.00% to 6.50%, aggregate original par and fair value of $146,970,335 and $51,000,000, respectively)	50,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $102,000,006)	100,000,000

20,000,000	Citibank N.A., dated 6/30/15; due 7/1/15 at 0.10% with maturity value of $20,000,056 (fully collateralized by a U.S. Treasury security with a maturity date of 6/30/18 at a rate of 1.375%, original par and fair value of $20,179,300 and $20,400,021, respectively)	20,000,000
150,000,000	Citibank N.A., dated 6/30/15; due 7/1/15 at 0.11% with maturity value of $150,000,458 (fully collateralized by U.S. Treasury, Fannie Mae, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 5/6/16 to 8/15/34 at rates ranging from 0.000% to 5.375%, aggregate original par and fair value of $169,787,365 and $153,000,000, respectively)	150,000,000
50,000,000	Citibank N.A., dated 6/30/15; due 7/1/15 at 0.12% with maturity value of $50,000,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/17 to 6/30/20 at rates ranging from 0.500% to 1.625%, aggregate original par and fair value of $50,934,500 and $51,000,096, respectively)	50,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$150,000,000	Citibank N.A., dated 6/30/15; due 7/7/15 at 0.09% with maturity value of $150,002,625 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/29/16 to 5/15/42 at rates ranging from 0.50% to 3.50%, aggregate original par and fair value of $145,676,900 and $153,000,052, respectively)	$150,000,000

	Total Value of Citibank N.A., (collateral value of $377,400,169)	370,000,000

100,000,000	Federal Reserve, dated 6/30/15; due 7/1/15 at 0.05% with maturity value of $100,000,139 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/41 at a rate of 4.375%, original par and fair value of $80,559,000 and $100,000,203, respectively)	100,000,000

	Total Value of Federal Reserve, (collateral value of $100,000,203)	100,000,000

15,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/24/15; due 7/1/15 at 0.07% with maturity value of $15,000,204 (fully collateralized by a Fannie Mae security with a maturity date of 9/1/44 at a rate of 4.00%, original par and fair value of $15,136,507 and $15,300,000, respectively)	15,000,000
20,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/15; due 7/1/15 at 0.11% with maturity value of $20,000,061 (fully collateralized by a Fannie Mae security with a maturity date of 9/1/44 at a rate of 4.00%, original par and fair value of $20,182,010 and $20,400,001, respectively)	20,000,000
35,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 6/30/15; due 7/7/15 at 0.09% with maturity value of $35,000,613 (fully collateralized by Fannie Mae securities with maturity dates ranging from 9/1/44 to 6/1/45 at a rate of 4.00%, aggregate original par and fair value of $34,367,545 and $35,700,000, respectively)	35,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $71,400,001)	70,000,000

35,000,000	TD Securities (USA), dated 6/30/15; due 7/1/15 at 0.12% with maturity value of $35,000,117 (fully collateralized by U.S. Treasury, Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/23/16 to 4/1/45 at rates of 0.00% to 4.00%, aggregate original par and fair value of $36,152,742 and $35,700,097, respectively)	35,000,000

	Total Value of TD Securities (USA), (collateral value of $35,700,097)	35,000,000

125,000,000	Wells Fargo Securities, dated 6/30/15; due 7/1/15 at 0.12% with maturity value of $125,000,417 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/28/19 to 8/15/23 at rates ranging from 1.50% to 2.50%, aggregate original par and fair value of $124,588,329 and $127,500,001, respectively)	125,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$50,000,000	Wells Fargo Securities, dated 6/30/15; due 7/1/15 at 0.15% with maturity value of $50,000,208 (fully collateralized by a U.S. Treasury security with a maturity date of 11/15/43 at a rate of 3.75%, original par and fair value of $45,145,300 and $51,000,081, respectively)	$50,000,000

	Total Value of Wells Fargo Securities, (collateral value of $178,500,082)	175,000,000

Total Repurchase Agreements		850,000,000

(Cost $850,000,000)

Total Investments		$5,801,520,945
(Cost 5,801,520,945)(d) — 104.42%

Liabilities in excess of other assets — (4.42)%		(245,443,183)

NET ASSETS — 100.00%		$5,556,077,762

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LOC -Letter of Credit

    See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Municipal Bonds — 97.85%
Alabama — 0.71%
$ 7,800,000	Mobile County Industrial Development Authority, Exxon Mobil Project Refunding Revenue, 0.01%, 7/15/32(a)	$7,800,000

Alaska — 0.86%
9,435,000	City of Valdez Exxon Pipeline Co. Project Refunding Revenue, Series C, 0.01%, 12/1/33(a)	9,435,000

California — 0.51%
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.08%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000

Colorado — 2.82%
4,200,000	Colorado Educational & Cultural Facilities Authority Private Primary Schools Revenue, 0.08%, 5/1/32, (LOC: U.S. Bank NA)(a)	4,200,000
4,250,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, 0.08%, 11/1/33, (LOC: U.S. Bank NA)(a)	4,250,000
1,035,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.18%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,035,000
8,530,000	Colorado Health Facilities Authority, Evangelical Nursing Home Revenue, 0.06%, 6/1/37, (LOC: U.S. Bank NA)(a)	8,530,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.08%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000
4,835,000	Gateway Regional Metropolitan District Refunding GO, 0.13%, 12/1/37, (LOC: Wells Fargo Bank)(a)	4,835,000
4,175,000	Holland Creek Metropolitan District Revenue, 0.07%, 6/1/41, (LOC: Bank of America NA)(a)	4,175,000
485,000	Parker Automotive Metropolitan District GO, 0.08%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		30,985,000

Delaware — 0.41%
4,560,000	Delaware State Economic Development Authority Revenue, 0.08%, 5/1/36, (LOC: PNC Bank NA)(a)	4,560,000

District Of Columbia — 0.13%
1,400,000	District of Columbia Internships and Academic Revenue, 0.06%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,400,000

Florida — 2.82%
10,470,000	Florida Capital Trust Agency, Portofino Villas, Series A, 0.08%, 4/15/36, (Credit Support: Fannie Mae)(a)	10,470,000
3,525,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.07%, 2/15/28, (Credit Support: Fannie Mae)(a)	3,525,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.09%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.09%, 10/1/25(a)(b)	2,225,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 9,540,000	Orange County Housing Finance Authority, Post Fountains Project Refunding Revenue, 0.10%, 6/1/25, (Credit Support: Fannie Mae)(a)	$9,540,000

		31,005,000

Georgia — 1.07%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.07%, 9/1/26, (Credit Support: Fannie Mae)(a)	7,215,000
4,610,000	Fulton County Development Authority School Improvement Revenue, 0.06%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,610,000

		11,825,000

Idaho — 0.05%
515,000	Idaho Health Facilities Authority, Trinity Health Refunding Revenue, Series D, 2.00%, 12/1/15	518,999

Illinois — 5.47%
4,870,000	City of Elmhurst Hospital Improvements Revenue, 0.06%, 7/1/18, (LOC: JP Morgan Chase Bank NA)(a)	4,869,974
5,300,000	Illinois Educational Facilities Authority, Field Museum of National History Revenue, 0.07%, 11/1/25, (LOC: Northern Trust Co.)(a)	5,300,000
5,650,000	Illinois Finance Authority, Steppenwolf Theatre Co. Project Refunding Revenue, 0.08%, 3/1/43, (LOC: Northern Trust Co.)(a)	5,650,000
4,700,000	Illinois Finance Authority, University of Chicago Medical Center Revenue, Series A, 0.04%, 8/1/44, (LOC: Bank of America N.A.)(a)	4,700,000
8,700,000	Illinois State Development Finance Authority, Oak Park Residence Corp. Project Revenue, 0.08%, 7/1/41, (LOC: PNC Bank NA)(a)	8,700,000
20,500,000	Illinois State Toll Highway Authority Highway Improvement Revenue, Series A-2A, 0.08%, 7/1/30, (LOC: Bank of Tokyo-Mitsubishi UFJ)(a)	20,500,000
1,450,000	Joliet Regional Port District, Exxon Project Refunding Revenue, 0.02%, 10/1/24(a)	1,450,000
3,615,000	Saint Clair County, Mckendree College Project Revenue, 0.10%, 6/1/34, (LOC: U.S. Bank NA)(a)	3,615,000
5,355,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.07%, 12/1/23, (LOC: U.S. Bank NA)(a)	5,355,000

		60,139,974

Indiana — 2.52%
4,100,000	City of Rockport Pollution Control Refunding Revenue, 0.07%, 7/1/25, (LOC: Bank Tokyo-Mitsubishi UFJ)(a)	4,100,000
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.06%, 11/15/33(a)	23,600,000

		27,700,000

Iowa — 1.23%
5,200,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.07%, 5/1/17, (LOC: Federal Home Loan Bank, Des Moines)(a)	5,200,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 1,125,000	County of Woodbury Siouxland Medical Education Foundation Revenue, 0.18%, 11/1/16, (LOC: U.S. Bank NA)(a)	$1,125,000
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.18%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000

		13,595,000

Kansas — 0.94%
2,725,000	City of Olathe Recreational Revenue, Series B, 0.10%, 11/1/18, (LOC: Bank of America NA)(a)	2,725,000
7,580,000	City of Wichita Public Improvements Refunding GO, Series 268, 0.25%, 10/15/15	7,580,638

		10,305,638

Louisiana — 5.54%
17,985,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Refunding Revenue, 0.02%, 3/1/22(a)	17,985,000
11,400,000	East Baton Rouge Parish Industrial Development Board, Inc. Exxon Mobil Project Revenue, Series A, 0.02%, 8/1/35(a)	11,400,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.08%, 10/1/37, (LOC: Federal Home Loan Bank, Dallas)(a)	9,055,000
5,060,000	Louisiana Public Facilities Authority, Community Health Care Project Revenue, 0.10%, 4/1/21, (LOC: Bank of NY Mellon, Capital One NA)(a)	5,060,000
3,750,000	Louisiana Public Facilities Authority, Gulf Opportunity Zone Southern Ionics Inc. Revenue, 0.08%, 4/1/18, (LOC: Wells Fargo Bank NA)(a)	3,750,000
12,600,000	Louisiana Public Facilities Authority, Multifamily Housing Refunding Revenue, 0.06%, 4/1/36, (Credit Support: Freddie Mac)(a)	12,600,000
1,105,000	Terrebonne Economic Development Authority, Buquet District Industrial Revenue, 0.30%, 9/1/29, (LOC: Federal Home Loan Bank, Dallas)(a)	1,105,000

		60,955,000

Maryland — 1.79%
12,861,000	Johns Hopkins University TECP, 0.08%, 9/1/15(c)	12,861,000
2,970,000	Maryland Health & Higher Educational Facilities Authority Glen Meadows Retirement Revenue, Series A, 0.07%, 7/1/29, (LOC: TD Bank NA)(a)	2,970,000
3,860,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series B, 0.07%, 4/1/35, (LOC: TD Bank NA)(a)	3,860,000

		19,691,000

Massachusetts — 0.52%
700,000	Commonwealth of Massachusetts Public Improvements GO, Series B, 5.00%, 8/1/15	702,876
2,675,000	Commonwealth of Massachusetts Public Improvements Refunding GO, Series C, 5.00%, 12/1/15	2,729,209

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 2,325,000	Commonwealth of Massachusetts Refunding GO OID, Series A, 3.38%, 9/1/15	$2,337,844

		5,769,929

Michigan — 2.37%
15,795,000	Michigan Hospital Finance Authority, Trinity Healthcare TECP, 0.08%, 7/7/15(c)	15,795,000
10,305,000	University of Michigan, Series D-2, 0.07%, 12/1/29(a)	10,305,000

		26,100,000

Minnesota — 15.32%
1,500,000	Bloomington Independent School District No. 271 Refunding Revenue GO, Series A, 5.00%, 2/1/16, (Credit Support: School District Credit Program)	1,541,893
9,715,000	City of Andover Senior Housing Presbyterian Homes Inc. Project, Refunding Revenue, 0.08%, 11/15/33, (Credit Support: Fannie Mae)(a)	9,715,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.08%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000
12,035,000	City of Inver Grove Heights Refunding Revenue, 0.08%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,035,000
6,100,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.08%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,099,994
3,100,000	City of Roseville Senior Housing Eaglecrest Project, Refunding Revenue, 0.08%, 7/1/39, (Credit Support: Freddie Mac)(a)	3,100,000
3,820,000	City of Saint Louis Park Parkshore Senior Project Refunding Revenue, 0.07%, 8/1/34, (Credit Support: Freddie Mac)(a)	3,820,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.07%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,040,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.08%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,040,000
4,000,000	Elk River Independent School District No. 728 Refunding GO, Series A, 5.00%, 2/1/16, (Credit Support: School District Credit Program)	4,112,036
1,090,000	Minnesota State Public Improvements GO, Series A, 5.00%, 10/1/15	1,103,360
400,000	Minnesota State Public Improvements GO, Series H, 5.00%, 11/1/15	406,333
500,000	Minnesota State Refunding GO, Series D, 5.00%, 8/1/15	502,039
6,710,000	Osseo Independent School District No. 279 Refunding GO, Series C, 2.00%, 2/1/16, (Credit Support: School District Credit Program)	6,779,631
5,500,000	Pine City Senior Housing Lakeview Commons Project Refunding Revenue, 0.08%, 4/15/36, (Credit Support: Fannie Mae)(a)	5,500,000
29,450,000	Rochester Health Care Facilities TECP, 0.08%, 7/7/15, (Credit Support: Mayo Clinic Foundation)(c)	29,450,000
10,000,000	Rochester Health Care Facilities TECP, 0.08%, 7/7/15, (Credit Support: Mayo Clinic Foundation)(c)	10,000,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 5,350,000	Saint Paul Housing & Redevelopment Authority, Highland Ridge Project Refunding Revenue, 0.08%, 10/1/33, (Credit Support: Freddie Mac)(a)	$5,350,000
5,130,000	South Washington County Independent School District No. 833 Refunding GO, Series A, 2.00%, 2/1/16, (Credit Support: School District Credit Program)	5,183,242
21,295,000	State of Minnesota Various Purpose GO, Series A, 5.00%, 8/1/15	21,383,237
29,750,000	University of Minnesota TECP, 0.07%, 7/1/15(c)	29,750,000
1,280,000	University of Minnesota University and College Improvements Revenue, Series D, 5.00%, 12/1/15	1,305,976

		168,602,741

Mississippi — 3.89%
7,900,000	Jackson County Pollution Control, Chevron USA Inc. Project Refunding Revenue, 0.02%, 12/1/16(a)	7,900,000
1,605,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.01%, 11/1/35(a)	1,605,000
2,000,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.02%, 11/1/35(a)	2,000,000
3,570,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series C, 0.01%, 11/1/35(a)	3,570,000
13,200,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.02%, 11/1/35(a)	13,200,000
7,350,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series J, 0.02%, 11/1/35(a)	7,350,000
7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.07%, 5/1/39, (LOC: Federal Home Loan Bank, Atlanta)(a)	7,140,000

		42,765,000

Missouri — 1.45%
3,400,000	Kansas City, Roe Bartle Refunding Revenue, Series E, 0.06%, 4/15/34, (LOC: Sumitomo Mitsui Banking)(a)	3,400,000
5,000,000	Kansas City, Roe Bartle Refunding Revenue, Series F, 0.06%, 4/15/25, (LOC: Sumitomo Mitsui Banking)(a)	5,000,000
1,900,000	Missouri State Health & Educational Facilities Authority Ascension Health Refunding Revenue, Series C2, 0.06%, 11/15/39(a)	1,900,001
5,640,000	Nodaway County Industrial Development Authority Northwest Foundation Inc. Revenue, 0.06%, 11/1/28, (LOC: U.S. Bank NA)(a)	5,640,000

		15,940,001

Montana — 1.89%
14,775,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.23%, 3/1/32(a)	14,774,551
6,000,000	Montana Board of Investment Cash Flow Management Public Improvements Refunding Revenue, 0.23%, 3/1/35(a)	6,000,000

		20,774,551

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

New York — 9.22%
$ 3,800,000	City of New York Refunding GO, Subseries I6, 0.02%, 4/1/36, (LOC: Bank of NY Mellon Trust)(a)	$3,800,000
20,000,000	City of Rochester Public Improvements GO, Series II, 2.00%, 8/10/15	20,038,703
5,800,000	Metropolitan Transportation Authority Transit Revenue, Subseries E3, 0.02%, 11/1/35, (LOC: PNC Bank NA)(a)	5,800,000
10,000,000	Nassau County Interim Finance Authority Refunding Revenue, Series B, 0.05%, 11/15/21, (LOC: Sumitomo Mitsui Banking)(a)	9,999,910
10,000,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue, 0.02%, 11/1/29(a)	10,000,000
3,855,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 11/1/15	3,917,581
5,100,000	New York State Dormitory Authority University Revenue, Series D, 0.06%, 7/1/31, (LOC: TD Bank NA)(a)	5,100,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.08%, 8/1/15, (LOC: Wells Fargo Bank NA)(a)	27,400,000
5,000,000	New York State Housing Finance Agency, 625 West 57th Street Multifamily Housing Revenue, Series A2, 0.07%, 5/1/49, (LOC: Bank of NY Mellon Trust)(a)	5,000,000
10,390,000	New York State Housing Finance Agency, College Arms Revenue, Series A, 0.06%, 5/1/48, (Credit Support: Freddie Mac)(a)	10,390,000

		101,446,194

North Carolina — 1.74%
8,900,000	Charlotte-Mecklenburg Hospital Authority Nursing Home Improvements Revenue, Series E, 0.06%, 1/15/44, (LOC: TD Bank NA)(a)	8,900,000
6,255,000	North Carolina Capital Facilities Finance Agency College Improvements Revenue, Series A, 0.08%, 7/1/31, (LOC: Wells Fargo Bank NA)(a)	6,255,000
1,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.06%, 7/1/19, (LOC: Branch Banking & Trust)(a)	1,300,000
2,660,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.09%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,660,000

		19,115,000

Ohio — 0.67%
4,730,000	Cuyahoga County, Cleveland Health Educational Museum Revenue, 0.08%, 3/1/32, (LOC: PNC Bank N.A.)(a)	4,730,000
2,700,000	Ohio Higher Educational Facility Commission, John Carroll Revenue, Series A, 0.08%, 11/15/31, (LOC: JP Morgan Chase Bank NA)(a)	2,700,000

		7,430,000

Oregon — 0.28%
3,025,000	State of Oregon State Board of Higher Education Refunding GO, Series A, 5.00%, 8/1/15	3,037,503

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Pennsylvania — 6.57%
$ 6,500,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.08%, 6/1/30, (LOC: PNC Bank NA)(a)	$6,500,000
2,000,000	Allegheny County Industrial Development Authority Revenue, 0.08%, 5/1/31, (LOC: PNC Bank NA)(a)	2,000,000
3,600,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series B, 0.09%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,600,000
3,500,000	Delaware County Industrial Development Authority, Scott Paper Co. Project Revenue, Series E, 0.09%, 12/1/18, (Credit Support: Kimberly-Clark Corp.)(a)	3,500,000
33,220,000	Delaware County Industrial Development Authority, United Parcel Service Project Revenue, 0.02%, 12/1/15(a)	33,219,999
8,200,000	Jackson Township Industrial Development Authority Stoneridge Retirement Revenue, 0.08%, 10/15/42, (LOC: PNC Bank NA)(a)	8,200,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Owen J Roberts School District Refunding GO, Series 3405, 0.09%, 11/15/15, (Credit Support: State Aid Withholding)(a)(b)	8,155,000
7,155,000	Luzerne County Convention Center Authority Revenue, Series A, 0.08%, 9/1/28, (LOC: PNC Bank NA)(a)	7,155,000

		72,329,999

Rhode Island — 0.32%
3,500,000	Narragansett Bay Commission Sewer Revenue, Series A, 5.00%, 8/1/15, (Pre-refunded Escrowed to US Treasuries)	3,514,066

South Carolina — 1.58%
1,265,000	Richland County School District No. 2 Refunding GO, Series A, 2.00%, 2/1/16, (Credit Support: South Carolina School District)	1,278,429
4,985,000	South Carolina Educational Facilities Authority, Charleston Southern University Project Revenue, 0.10%, 4/1/28, (LOC: Bank of America NA)(a)	4,985,000
5,100,000	South Carolina Educational Facilities Authority, Columbia College Project Revenue, 0.10%, 12/1/22, (LOC: Bank of America NA)(a)	5,100,000
3,200,000	South Carolina Jobs-Economic Development Authority Revenue, 0.18%, 5/1/29, (LOC: Wells Fargo Bank)(a)	3,200,000
915,000	Spartanburg County School District No. 7 School Improvements GO, 3.00%, 9/1/15, (Credit Support: South Carolina School District)	919,503
1,830,000	Spartanburg County School District No. 7 School Improvements GO, 4.00%, 3/1/16, (Credit Support: South Carolina School District)	1,876,421

		17,359,353

South Dakota — 0.45%
5,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.07%, 5/1/39(a)	5,000,000

Tennessee — 2.69%
1,800,000	Clarksville Public Building Authority Refunding Revenue, 0.06%, 7/1/35, (LOC: Bank of America, N.A.)(a)	1,800,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 7,810,000	Shelby County Health Educational & Housing Facilities Board, Hedgerow Apartments Refunding Revenue, Series A-1, 0.08%, 12/15/37, (Credit Support: Fannie Mae)(a)	$7,810,000
20,000,000	Vanderbilt University TECP, 0.12%, 8/5/15(c)	20,000,000

		29,610,000

Texas — 13.69%
500,000	Austin Independent School District School Improvments Refunding GO, 5.25%, 8/1/15, (Credit Support: PSF-GTD)	502,186
10,600,000	City of Houston Utility System Refunding Revenue, Series B-3, 0.05%, 5/15/34, (LOC: Sumitomo Mitsui Banking)(a)	10,600,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.10%, 12/1/16(a)	7,050,000
570,000	Eagle Mountain & Saginaw Independent School District Refunding Revenue GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	571,288
1,000,000	Eanes Independent School District School Improvements Refunding GO, 3.00%, 8/1/15, (Credit Support: PSF-GTD)	1,002,405
1,000,000	East Central Independent School District School Improvements GO, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,005,927
2,655,000	Falls City Independent School District School Improvements GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	2,660,913
1,000,000	Fort Bend Independent School District School Improvements Refunding GO, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,005,944
1,075,000	Frisco Independent School District School Improvements GO, 5.25%, 8/15/15, (Credit Support: PSF-GTD)	1,081,601
1,000,000	Frisco Independent School District School Improvements Refunding GO, Series A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,005,984
1,385,000	Galveston Independent School District School Improvements Refunding GO, 4.00%, 2/1/16, (Credit Support: PSF-GTD)	1,414,905
580,000	Grapevine-Colleyville Independent School District Refunding GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	581,272
8,000,000	Gulf Coast Waste Disposal Authority Exxon Project Refunding Revenue, 0.02%, 10/1/24(a)	8,000,000
12,000,000	Harris County Cultural Educational Facilities Methodist Hospital Refunding Revenue, 0.02%, 12/1/24(a)	12,000,000
17,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 8/13/15, (Credit Support: Methodist Hospital)(c)	17,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 12/3/15, (Credit Support: Methodist Hospital)(c)	18,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.14%, 12/3/15, (Credit Support: Methodist Hospital)(c)	8,000,000
11,995,000	Katy Independent School District School Improvements GO, Series A, 2.00%, 2/15/16, (Credit Support: PSF-GTD)	12,133,584
1,960,000	Klein Independent School District School Improvements Refunding GO, Series A, 4.00%, 2/1/16, (Credit Support: PSF-GTD)	2,003,080
595,000	Manor Independent School District School Improvements GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	596,934

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 1,050,000	North East Independent School District School Improvements Refunding GO, 5.00%, 8/1/15, (Credit Support: PSF-GTD)	$1,054,323
1,000,000	Pflugerville Independent School District Refunding GO, 4.00%, 8/15/15, (Credit Support: PSF-GTD)	1,004,720
1,715,000	Pharr San Juan Alamo Independent School District Refunding GO, 5.00%, 2/1/16, (Credit Support: PSF-GTD)	1,762,529
980,000	Pharr San Juan Alamo Independent School District Refunding GO OID, 0.20%, 8/1/15, (Credit Support: PSF-GTD)(d)	979,834
2,000,000	Port of Port Arthur Navigation District, Texaco Inc. Project Revenue, 0.02%, 10/1/24(a)	2,000,000
1,000,000	Spring Independent School District School Improvements Refunding GO, Series 2008A, 5.00%, 8/15/15, (Credit Support: PSF-GTD)	1,005,935
20,000,000	State of Texas Cash Flow Management GO, 1.50%, 8/31/15	20,045,582
800,000	State of Texas Financial Assistance Refunding GO, Series A, 5.00%, 8/1/15	803,272
9,900,000	State of Texas Veterans Housing GO, Series B, 0.05%, 12/1/42(a)	9,899,970
1,000,000	Terrell Independent School District Refunding GO, 4.00%, 8/1/15, (Credit Support: PSF-GTD)	1,003,232
930,000	Tyler Independent School District Refunding GO, 2.00%, 8/15/15, (Credit Support: PSF-GTD)	932,149
1,030,000	University of Texas Financing System Refunding Revenue, Series B, 5.25%, 8/15/15	1,036,447
1,255,000	University of Texas Financing System Refunding Revenue, Series E, 4.00%, 8/15/15	1,261,019
1,610,000	University of Texas Financing System Refunding Revenue, Series E, 5.00%, 8/15/15	1,619,627

		150,624,662

Utah — 1.65%
245,000	County of Sanpete Private Primary Schools Revenue, 0.18%, 8/1/28, (LOC: U.S. Bank NA)(a)	245,000
1,950,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.18%, 4/1/25, (LOC: Wells Fargo Bank)(a)	1,950,000
3,990,000	Salt Lake County Housing Authority Refunding Revenue, 0.07%, 2/15/31, (Credit Support: Fannie Mae)(a)	3,990,000
11,970,000	Utah Associated Municipal Power Systems Horse Butte Wind Project Revenue, 0.08%, 9/1/32, (LOC: Bank of Montreal)(a)	11,970,000

		18,155,000

Vermont — 1.26%
10,600,000	Vermont Educational & Health Buildings Financing Agency Norwich University Project Refunding Revenue, 0.07%, 9/1/38, (LOC: TD Bank NA)(a)	10,600,000
3,230,000	Vermont Educational & Health Buildings Financing Agency, Porter Nursing Home Project Refunding Revenue, Series A, 0.07%, 10/1/30, (LOC: TD Bank NA)(a)	3,230,000

		13,830,000

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Virginia — 0.87%
$ 9,625,000	Norfolk Redevelopment & Housing Authority Old Dominion University Project, Refunding Revenue, 0.05%, 8/1/33, (LOC: Bank of America NA)(a)	$9,625,000

Washington — 1.07%
4,250,000	Washington State Housing Finance Commission Lake City Senior Apartments Project Refunding Revenue, 0.07%, 7/1/44, (LOC: Freddie Mac)(a)	4,250,000
4,330,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.06%, 8/1/44, (LOC: Federal Home Loan Bank, San Francisco)(a)	4,330,000
1,350,000	Washington State Housing Finance Commission, Overlake School Project Refunding Revenue, 0.08%, 10/1/29, (LOC: Wells Fargo Bank NA)(a)	1,350,000
1,795,000	Washington State University & College Improvements GO, Series C, 5.00%, 1/1/16	1,838,430

		11,768,430
Wisconsin — 3.48%
6,360,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.18%, 6/1/28, (LOC: Wells Fargo Bank)(a)	6,360,000
30,250,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.02%, 7/15/28, (LOC: Bank of Montreal)(a)	30,250,000
1,635,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.08%, 3/1/23, (LOC: U.S. Bank NA)(a)	1,635,000

		38,245,000

Total Municipal Bonds		1,076,558,040

(Cost $1,076,558,040)

Shares

Investment Company — 1.36%
15,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund, Institutional Shares	15,000,000

Total Investment Company		15,000,000
(Cost $15,000,000)

Total Investments		$1,091,558,040
(Cost $1,091,558,040)(e) — 99.21%

Other assets in excess of liabilities — 0.79%		8,652,564

NET ASSETS — 100.00%		$1,100,210,604

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2015 (Unaudited)

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(c)	Represents effective yield to maturity on date of purchase.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GO - General Obligation

LOC - Letter of Credit

OID – Original Issue Discount

PSF-GTD – Permanent School Fund Guarantee

TECP - Tax Exempt Commercial Paper

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Municipal Bonds — 3.86%
California — 0.21%
$ 80,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$83,692
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	991,058

		1,074,750

Delaware — 0.45%
275,000	Delaware State Housing Authority Revenue, 4.65%, 7/1/26, (Credit Support: AMBAC), Callable 7/1/15 @ 100	275,033
680,000	Delaware State Housing Authority Revenue, Series A, 5.05%, 7/1/23, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	681,659
780,000	Delaware State Housing Authority Revenue, Series A, 5.25%, 7/1/28, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	798,798
570,000	Delaware State Housing Authority Revenue, Series A, 5.35%, 7/1/31, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 1/1/18 @ 100	583,150

		2,338,640

Massachusetts — 0.40%
545,000	Massachusetts Housing Finance Agency Revenue, Series 170, 1.51%, 12/1/17	545,790
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	251,230
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	331,558
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	162,411
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	580,135
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	207,542

		2,078,666

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	103,417

Missouri — 0.87%
4,484,957	Missouri Housing Development Commission, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,490,428

New York — 1.85%
750,000	New York City Housing Development Corp. Revenue, 1.54%, 2/1/17	756,488

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 500,000	New York City Housing Development Corp. Revenue, 1.73%, 8/1/17	$506,850
750,000	New York City Housing Development Corp. Revenue, 1.94%, 2/1/18	755,588
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	664,952
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	707,497
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	1,004,710
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,350,152
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,345,506
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,348,977
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,152,939

		9,593,659

Vermont — 0.06%
160,000	Vermont Housing Finance Agency Revenue, Series C, 1.20%, 8/15/16	160,907
165,000	Vermont Housing Finance Agency Revenue, Series C, 1.95%, 8/15/17	167,975

		328,882

Total Municipal Bonds		20,008,442

(Cost $19,696,827)
U.S. Government Agency Backed Mortgages — 107.84%
Fannie Mae — 69.52%
48,017	Pool #257612, 5.00%, 5/1/38	54,305
175,909	Pool #257613, 5.50%, 6/1/38	194,187
168,533	Pool #257631, 6.00%, 7/1/38	194,698
53,759	Pool #257632, 5.50%, 7/1/38	61,224
74,085	Pool #257656, 6.00%, 8/1/38	84,985
130,734	Pool #257663, 5.50%, 8/1/38	147,867
115,164	Pool #257857, 6.00%, 12/1/37	131,646
65,401	Pool #257869, 5.50%, 12/1/37	74,299
117,404	Pool #257890, 5.50%, 2/1/38	132,791
122,936	Pool #257892, 5.50%, 2/1/38	140,028
45,090	Pool #257897, 5.50%, 2/1/38	51,338
46,276	Pool #257898, 6.00%, 2/1/38	53,685
51,432	Pool #257902, 6.00%, 2/1/38	59,669
136,823	Pool #257903, 5.50%, 2/1/38	154,027
81,765	Pool #257913, 5.50%, 1/1/38	92,557

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 72,847	Pool #257926, 5.50%, 3/1/38	$82,940
97,903	Pool #257943, 6.00%, 4/1/38	113,157
78,869	Pool #257995, 6.00%, 7/1/38	91,146
65,774	Pool #258022, 5.50%, 5/1/34	75,031
88,126	Pool #258027, 5.00%, 5/1/34	98,123
103,513	Pool #258030, 5.00%, 5/1/34	115,061
146,258	Pool #258070, 5.00%, 6/1/34	164,449
43,947	Pool #258121, 5.50%, 6/1/34	50,132
143,585	Pool #258152, 5.50%, 8/1/34	163,322
176,001	Pool #258157, 5.00%, 8/1/34	195,966
71,937	Pool #258163, 5.50%, 8/1/34	81,893
123,170	Pool #258166, 5.50%, 9/1/34	139,197
77,379	Pool #258171, 5.50%, 10/1/34	88,016
156,511	Pool #258173, 5.50%, 10/1/34	176,436
144,167	Pool #258180, 5.00%, 10/1/34	159,688
42,812	Pool #258222, 5.00%, 11/1/34	47,962
109,248	Pool #258224, 5.50%, 12/1/34	123,463
209,268	Pool #258238, 5.00%, 1/1/35	231,797
98,875	Pool #258251, 5.50%, 1/1/35	112,188
113,259	Pool #258258, 5.00%, 1/1/35	125,541
231,340	Pool #258305, 5.00%, 3/1/35	257,185
101,060	Pool #258336, 5.00%, 4/1/35	113,235
66,825	Pool #258340, 5.00%, 3/1/35	74,875
22,038	Pool #258393, 5.00%, 5/1/35	24,693
68,891	Pool #258394, 5.00%, 5/1/35	77,190
259,604	Pool #258395, 5.50%, 6/1/35	292,491
65,920	Pool #258403, 5.00%, 6/1/35	73,830
88,801	Pool #258404, 5.00%, 6/1/35	99,430
51,667	Pool #258410, 5.00%, 4/1/35	57,891
54,639	Pool #258411, 5.50%, 5/1/35	62,329
121,873	Pool #258448, 5.00%, 8/1/35	135,032
209,892	Pool #258450, 5.50%, 8/1/35	237,301
98,922	Pool #258456, 5.00%, 8/1/35	110,112
70,477	Pool #258479, 5.50%, 7/1/35	79,769
89,189	Pool #258552, 5.00%, 11/1/35	100,254
389,883	Pool #258571, 5.50%, 11/1/35	440,248
95,862	Pool #258600, 6.00%, 1/1/36	110,905
373,914	Pool #258627, 5.50%, 2/1/36	421,866
110,633	Pool #258634, 5.50%, 2/1/36	125,080
59,437	Pool #258658, 5.50%, 3/1/36	67,617
57,548	Pool #258737, 5.50%, 12/1/35	65,431
81,647	Pool #258763, 6.00%, 5/1/36	94,538
47,153	Pool #259004, 8.00%, 2/1/30	57,293
52,935	Pool #259030, 8.00%, 4/1/30	63,584
49,996	Pool #259181, 6.50%, 3/1/31	58,195
16,724	Pool #259187, 6.50%, 4/1/31	18,884
79,141	Pool #259190, 6.50%, 4/1/31	92,346
76,862	Pool #259201, 6.50%, 4/1/31	89,728

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 38,745	Pool #259306, 6.50%, 9/1/31	$45,135
90,091	Pool #259316, 6.50%, 11/1/31	105,209
34,332	Pool #259378, 6.00%, 12/1/31	40,076
38,261	Pool #259393, 6.00%, 1/1/32	44,738
47,704	Pool #259590, 5.50%, 11/1/32	54,233
196,235	Pool #259611, 5.50%, 11/1/32	220,413
58,587	Pool #259634, 5.50%, 12/1/32	65,734
65,921	Pool #259655, 5.50%, 2/1/33	75,408
153,363	Pool #259659, 5.50%, 2/1/33	172,634
36,627	Pool #259671, 5.50%, 2/1/33	41,656
89,420	Pool #259686, 5.50%, 3/1/33	101,209
43,207	Pool #259722, 5.00%, 5/1/33	48,004
54,701	Pool #259724, 5.00%, 5/1/33	60,862
139,203	Pool #259725, 5.00%, 5/1/33	154,331
68,823	Pool #259726, 5.00%, 5/1/33	76,380
118,126	Pool #259729, 5.00%, 6/1/33	130,840
68,848	Pool #259761, 5.00%, 6/1/33	76,385
126,548	Pool #259764, 5.00%, 7/1/33	139,923
130,553	Pool #259777, 5.00%, 7/1/33	144,449
91,420	Pool #259781, 5.00%, 7/1/33	101,267
55,584	Pool #259789, 5.00%, 7/1/33	61,844
101,925	Pool #259807, 5.00%, 8/1/33	112,868
141,259	Pool #259816, 5.00%, 8/1/33	156,257
30,826	Pool #259819, 5.00%, 8/1/33	34,295
133,261	Pool #259830, 5.00%, 8/1/33	147,569
37,670	Pool #259848, 5.00%, 9/1/33	41,912
79,568	Pool #259867, 5.50%, 10/1/33	90,410
95,781	Pool #259869, 5.50%, 10/1/33	107,465
122,758	Pool #259875, 5.50%, 10/1/33	138,947
76,698	Pool #259876, 5.50%, 10/1/33	87,143
44,295	Pool #259879, 5.50%, 10/1/33	50,700
90,326	Pool #259906, 5.50%, 11/1/33	102,298
197,437	Pool #259930, 5.00%, 11/1/33	217,952
42,225	Pool #259961, 5.50%, 3/1/34	48,362
116,504	Pool #259976, 5.00%, 3/1/34	130,011
42,304	Pool #259998, 5.00%, 3/1/34	47,393
7,202,238	Pool #465537, 4.20%, 7/1/20	7,879,925
706,137	Pool #465946, 3.61%, 9/1/20	755,451
5,747,224	Pool #466934, 4.10%, 1/1/21	6,277,476
3,283,323	Pool #467882, 4.24%, 6/1/21	3,610,330
2,365,713	Pool #468104, 3.93%, 5/1/18	2,522,783
818,895	Pool #469239, 2.69%, 10/1/18	848,095
454,763	Pool #470439, 2.91%, 5/1/22	469,701
3,281,144	Pool #470561, 2.94%, 2/1/22	3,399,678
950,008	Pool #471478, 2.61%, 8/1/22	962,360
3,490,700	Pool #471948, 2.86%, 7/1/22	3,590,161
211,843	Pool #557295, 7.00%, 12/1/29	245,517
31,300	Pool #575886, 7.50%, 1/1/31	37,505

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 79,297	Pool #576445, 6.00%, 1/1/31	$91,874
113,404	Pool #579402, 6.50%, 4/1/31	132,302
151,976	Pool #583728, 6.50%, 6/1/31	177,089
76,429	Pool #585148, 6.50%, 7/1/31	89,211
38,666	Pool #590931, 6.50%, 7/1/31	45,106
67,374	Pool #590932, 6.50%, 7/1/31	78,307
91,389	Pool #601865, 6.50%, 4/1/31	103,682
134,981	Pool #601868, 6.00%, 7/1/29	156,308
90,801	Pool #607611, 6.50%, 11/1/31	106,048
213,895	Pool #634271, 6.50%, 5/1/32	249,133
22,648	Pool #640146, 5.00%, 12/1/17	23,530
47,028	Pool #644232, 6.50%, 6/1/32	55,385
28,810	Pool #644432, 6.50%, 7/1/32	33,832
47,187	Pool #644437, 6.50%, 6/1/32	55,580
2,641,699	Pool #663159, 5.00%, 7/1/32(a)	2,917,690
172,953	Pool #670278, 5.50%, 11/1/32	196,458
47,389	Pool #676702, 5.50%, 11/1/32	53,643
57,433	Pool #677591, 5.50%, 12/1/32	64,647
198,198	Pool #681883, 6.00%, 3/1/33	229,382
57,515	Pool #683087, 5.00%, 1/1/18	59,894
38,707	Pool #684644, 4.50%, 6/1/18	40,338
264,838	Pool #686542, 5.50%, 3/1/33	297,146
253,902	Pool #695961, 5.50%, 1/1/33	285,086
326,513	Pool #696407, 5.50%, 4/1/33	370,388
716,786	Pool #702478, 5.50%, 6/1/33	807,653
139,656	Pool #702479, 5.00%, 6/1/33	154,496
76,589	Pool #703210, 5.50%, 9/1/32	85,932
342,700	Pool #720025, 5.00%, 8/1/33	379,363
279,405	Pool #723066, 5.00%, 4/1/33	309,109
280,574	Pool #723067, 5.50%, 5/1/33	315,519
304,430	Pool #723070, 4.50%, 5/1/33	331,621
325,025	Pool #727311, 4.50%, 9/1/33	354,040
883,861	Pool #727312, 5.00%, 9/1/33	977,286
245,322	Pool #727315, 6.00%, 10/1/33	284,004
211,320	Pool #738589, 5.00%, 9/1/33	234,041
334,549	Pool #739269, 5.00%, 9/1/33	370,152
179,753	Pool #743595, 5.50%, 10/1/33	202,890
184,116	Pool #748041, 4.50%, 10/1/33	200,335
198,066	Pool #749891, 5.00%, 9/1/33	219,381
205,220	Pool #749897, 4.50%, 9/1/33	223,555
43,767	Pool #750984, 5.00%, 12/1/18	46,168
139,238	Pool #751008, 5.00%, 12/1/18	146,463
269,711	Pool #753533, 5.00%, 11/1/33	297,866
97,294	Pool #755679, 6.00%, 1/1/34	113,404
112,901	Pool #755745, 5.00%, 1/1/34	125,042
103,363	Pool #755746, 5.50%, 12/1/33	118,138
45,161	Pool #763551, 5.50%, 3/1/34	51,725
320,624	Pool #763820, 5.50%, 1/1/34	362,561

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 108,568	Pool #763824, 5.00%, 3/1/34	$120,266
111,383	Pool #765216, 5.00%, 1/1/19	117,495
26,041	Pool #765217, 4.50%, 1/1/19	27,242
57,318	Pool #765306, 5.00%, 2/1/19	60,291
13,178	Pool #773096, 4.50%, 3/1/19	13,797
176,008	Pool #773175, 5.00%, 5/1/34	194,956
181,807	Pool #773476, 5.50%, 7/1/19	193,577
85,716	Pool #773547, 5.00%, 5/1/34	95,439
373,195	Pool #773568, 5.50%, 5/1/34	420,705
171,069	Pool #776850, 5.50%, 11/1/34	192,847
50,563	Pool #776851, 6.00%, 10/1/34	59,025
64,344	Pool #777444, 5.50%, 5/1/34	73,399
1,513,997	Pool #777621, 5.00%, 2/1/34(a)	1,676,995
144,727	Pool #781437, 6.00%, 8/1/34	165,391
91,119	Pool #781741, 6.00%, 9/1/34	105,606
165,640	Pool #781907, 5.00%, 2/1/21	177,853
221,175	Pool #781954, 5.00%, 6/1/34	245,124
204,748	Pool #781959, 5.50%, 6/1/34	230,813
404,024	Pool #781960, 5.50%, 6/1/34	455,458
296,206	Pool #783893, 5.50%, 12/1/34	335,442
188,342	Pool #783929, 5.50%, 10/1/34	213,290
54,063	Pool #788329, 6.50%, 8/1/34	61,696
64,258	Pool #790282, 6.00%, 7/1/34	74,927
175,789	Pool #797623, 5.00%, 7/1/35	194,604
154,909	Pool #797626, 5.50%, 7/1/35	174,532
133,493	Pool #797627, 5.00%, 7/1/35	147,906
126,039	Pool #797674, 5.50%, 9/1/35	142,497
489,704	Pool #798725, 5.50%, 11/1/34	552,045
163,791	Pool #799547, 5.50%, 9/1/34	185,692
114,362	Pool #799548, 6.00%, 9/1/34	132,746
1,133,929	Pool #806754, 4.50%, 9/1/34(a)	1,235,761
359,699	Pool #806757, 6.00%, 9/1/34	411,302
1,020,913	Pool #806761, 5.50%, 9/1/34(a)	1,150,880
79,526	Pool #808185, 5.50%, 3/1/35	90,060
126,457	Pool #808205, 5.00%, 1/1/35	140,170
59,873	Pool #813942, 5.00%, 11/1/20	64,003
298,215	Pool #815009, 5.00%, 4/1/35	330,320
371,043	Pool #817641, 5.00%, 11/1/35	415,452
132,868	Pool #820334, 5.00%, 9/1/35	147,213
480,850	Pool #820335, 5.00%, 9/1/35	532,315
195,982	Pool #820336, 5.00%, 9/1/35	219,438
429,582	Pool #822008, 5.00%, 5/1/35	475,829
807,605	Pool #829005, 5.00%, 8/1/35	894,044
198,668	Pool #829006, 5.50%, 9/1/35	223,835
160,963	Pool #829274, 5.00%, 8/1/35	178,191
339,877	Pool #829275, 5.00%, 8/1/35	376,254
173,133	Pool #829276, 5.00%, 8/1/35	191,663
129,008	Pool #829277, 5.00%, 8/1/35	142,936

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 477,883	Pool #829649, 5.50%, 3/1/35	$538,720
423,371	Pool #844361, 5.50%, 11/1/35	476,541
177,388	Pool #845245, 5.50%, 11/1/35	202,021
63,595	Pool #866969, 6.00%, 2/1/36	74,123
171,036	Pool #867569, 6.00%, 2/1/36	195,252
178,118	Pool #867574, 5.50%, 2/1/36	201,600
152,108	Pool #868788, 6.00%, 3/1/36	176,540
210,527	Pool #870599, 6.00%, 6/1/36	241,179
163,388	Pool #870684, 6.00%, 7/1/36	185,950
510,804	Pool #871072, 5.50%, 2/1/37	574,315
3,000,975	Pool #874900, 5.45%, 10/1/17	3,270,242
190,313	Pool #884693, 5.50%, 4/1/36	215,403
844,086	Pool #885724, 5.50%, 6/1/36	949,168
83,404	Pool #908671, 6.00%, 1/1/37	96,609
181,403	Pool #908672, 5.50%, 1/1/37	203,958
520,367	Pool #911730, 5.50%, 12/1/21	569,387
81,041	Pool #919368, 5.50%, 4/1/37	91,813
466,463	Pool #922582, 6.00%, 12/1/36	531,198
1,040,194	Pool #934941, 5.00%, 8/1/39	1,149,902
320,208	Pool #934942, 5.00%, 9/1/39	357,733
290,094	Pool #941204, 5.50%, 6/1/37	327,478
159,202	Pool #943394, 5.50%, 6/1/37	180,066
466,924	Pool #944502, 6.00%, 6/1/37	533,305
366,651	Pool #948600, 6.00%, 8/1/37	417,885
163,408	Pool #948672, 5.50%, 8/1/37	183,700
455,550	Pool #952598, 6.00%, 7/1/37	522,240
236,009	Pool #952623, 6.00%, 8/1/37	270,715
117,406	Pool #952632, 6.00%, 7/1/37	134,646
136,566	Pool #952665, 6.00%, 8/1/37	156,177
386,305	Pool #952678, 6.50%, 8/1/37	445,944
106,440	Pool #952693, 6.50%, 8/1/37	122,640
2,435,677	Pool #957324, 5.43%, 5/1/18	2,690,906
366,162	Pool #958502, 5.07%, 5/1/19	408,059
114,300	Pool #960919, 5.00%, 2/1/38	127,981
245,945	Pool #975769, 5.50%, 3/1/38	276,870
138,425	Pool #982656, 5.50%, 6/1/38	157,021
84,241	Pool #982898, 5.00%, 5/1/38	94,350
153,569	Pool #983033, 5.00%, 5/1/38	169,958
152,796	Pool #984842, 5.50%, 6/1/38	172,009
80,450	Pool #986230, 5.00%, 7/1/38	90,254
380,393	Pool #986239, 6.00%, 7/1/38	433,277
330,591	Pool #986957, 5.50%, 7/1/38	372,160
79,717	Pool #990510, 5.50%, 8/1/38	90,463
372,578	Pool #990511, 6.00%, 8/1/38	422,920
179,279	Pool #990617, 5.50%, 9/1/38	201,990
394,651	Pool #AA0526, 5.00%, 12/1/38	437,816
533,138	Pool #AA0527, 5.50%, 12/1/38	604,091
247,033	Pool #AA0644, 4.50%, 3/1/39	268,330

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 466,301	Pool #AA0645, 4.50%, 3/1/39	$506,720
160,574	Pool #AA2243, 4.50%, 5/1/39	175,973
527,974	Pool #AA3142, 4.50%, 3/1/39	573,079
113,906	Pool #AA3143, 4.00%, 3/1/39	121,795
540,777	Pool #AA3206, 4.00%, 4/1/39	575,188
545,677	Pool #AA3207, 4.50%, 3/1/39	590,759
178,249	Pool #AA4468, 4.00%, 4/1/39	189,592
822,096	Pool #AA7042, 4.50%, 6/1/39	890,401
426,930	Pool #AA7658, 4.00%, 6/1/39	454,097
363,505	Pool #AA7659, 4.50%, 6/1/39	395,184
281,339	Pool #AA7741, 4.50%, 6/1/24	300,934
350,341	Pool #AA8455, 4.50%, 6/1/39	380,873
4,025,571	Pool #AB7798, 3.00%, 1/1/43	4,022,269
4,181,544	Pool #AB9203, 3.00%, 4/1/43	4,178,114
2,105,298	Pool #AB9204, 3.00%, 4/1/43	2,103,571
1,323,429	Pool #AB9831, 3.00%, 6/1/43(a)	1,322,344
908,960	Pool #AC1463, 5.00%, 8/1/39	1,015,479
115,240	Pool #AC1464, 5.00%, 8/1/39	128,853
1,327,771	Pool #AC2109, 4.50%, 7/1/39(a)	1,437,883
293,963	Pool #AC4394, 5.00%, 9/1/39	328,412
663,506	Pool #AC4395, 5.00%, 9/1/39	743,333
467,337	Pool #AC5328, 5.00%, 10/1/39	522,104
387,856	Pool #AC5329, 5.00%, 10/1/39	431,974
314,295	Pool #AC6304, 5.00%, 11/1/39	346,953
360,486	Pool #AC6305, 5.00%, 11/1/39	402,730
502,019	Pool #AC6307, 5.00%, 12/1/39	554,966
598,247	Pool #AC6790, 5.00%, 12/1/39	668,355
2,733,442	Pool #AC7199, 5.00%, 12/1/39(a)	3,025,578
1,565,878	Pool #AD1470, 5.00%, 2/1/40	1,743,507
2,196,849	Pool #AD1471, 4.50%, 2/1/40(a)	2,402,718
517,277	Pool #AD1560, 5.00%, 3/1/40	576,845
1,993,190	Pool #AD1585, 4.50%, 2/1/40(a)	2,179,973
391,707	Pool #AD1586, 5.00%, 1/1/40	437,427
673,585	Pool #AD1638, 4.50%, 2/1/40	730,077
533,315	Pool #AD1640, 4.50%, 3/1/40	578,126
2,035,348	Pool #AD1942, 4.50%, 1/1/40(a)	2,226,401
780,674	Pool #AD1943, 5.00%, 1/1/40	869,719
2,230,197	Pool #AD1988, 4.50%, 2/1/40(a)	2,439,191
415,943	Pool #AD2896, 5.00%, 3/1/40	465,271
1,412,264	Pool #AD4456, 4.50%, 4/1/40(a)	1,531,810
155,027	Pool #AD4457, 4.50%, 4/1/40	168,295
985,818	Pool #AD4458, 4.50%, 4/1/40	1,068,496
614,883	Pool #AD4940, 4.50%, 6/1/40	669,621
431,822	Pool #AD4946, 4.50%, 6/1/40	470,264
629,505	Pool #AD5728, 5.00%, 4/1/40	704,160
760,972	Pool #AD7239, 4.50%, 7/1/40	829,311
370,718	Pool #AD7242, 4.50%, 7/1/40	404,242
438,488	Pool #AD7256, 4.50%, 7/1/40	479,510

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$1,209,747	Pool #AD7271, 4.50%, 7/1/40(a)	$1,311,205
591,332	Pool #AD7272, 4.50%, 7/1/40	644,437
867,265	Pool #AD8960, 5.00%, 6/1/40	967,135
507,531	Pool #AD9613, 4.50%, 8/1/40	552,872
1,700,627	Pool #AD9614, 4.50%, 8/1/40(a)	1,843,254
492,159	Pool #AE2011, 4.00%, 9/1/40	524,630
2,030,916	Pool #AE2012, 4.00%, 9/1/40(a)	2,162,371
1,265,552	Pool #AE2023, 4.00%, 9/1/40(a)	1,347,466
1,075,695	Pool #AE5432, 4.00%, 10/1/40(a)	1,145,321
558,631	Pool #AE5435, 4.50%, 9/1/40	605,481
388,327	Pool #AE5806, 4.50%, 9/1/40	423,200
985,377	Pool #AE5861, 4.00%, 10/1/40	1,049,157
572,153	Pool #AE5862, 4.00%, 10/1/40	609,544
821,382	Pool #AE5863, 4.00%, 10/1/40	874,547
884,760	Pool #AE6850, 4.00%, 10/1/40	942,027
471,836	Pool #AE6851, 4.00%, 10/1/40	502,377
640,885	Pool #AE7699, 4.00%, 11/1/40	682,367
732,921	Pool #AE7703, 4.00%, 10/1/40	780,360
1,470,879	Pool #AE7707, 4.00%, 11/1/40(a)	1,566,084
758,661	Pool #AH0300, 4.00%, 11/1/40	808,241
1,209,745	Pool #AH0301, 3.50%, 11/1/40	1,252,417
525,191	Pool #AH0302, 4.00%, 11/1/40	559,513
759,575	Pool #AH0306, 4.00%, 12/1/40	810,520
730,933	Pool #AH0508, 4.00%, 11/1/40	778,700
1,346,559	Pool #AH0537, 4.00%, 12/1/40	1,434,769
1,192,449	Pool #AH0914, 4.50%, 11/1/40(a)	1,294,693
997,209	Pool #AH0917, 4.00%, 12/1/40	1,062,378
922,070	Pool #AH1077, 4.00%, 1/1/41	987,948
1,246,242	Pool #AH2973, 4.00%, 12/1/40	1,327,686
1,217,311	Pool #AH2980, 4.00%, 1/1/41(a)	1,296,864
1,267,481	Pool #AH5656, 4.00%, 1/1/41(a)	1,350,511
850,891	Pool #AH5657, 4.00%, 2/1/41	906,498
1,032,782	Pool #AH5658, 4.00%, 2/1/41	1,100,276
890,266	Pool #AH5662, 4.00%, 2/1/41	948,446
1,189,651	Pool #AH5882, 4.00%, 2/1/26	1,271,904
934,199	Pool #AH6764, 4.00%, 3/1/41	995,250
2,586,615	Pool #AH6768, 4.00%, 3/1/41(a)	2,755,654
721,121	Pool #AH7277, 4.00%, 3/1/41	769,036
1,568,876	Pool #AH7281, 4.00%, 3/1/41(a)	1,671,404
651,340	Pool #AH7526, 4.50%, 3/1/41	709,630
1,867,865	Pool #AH7537, 4.00%, 3/1/41(a)	1,989,933
798,005	Pool #AH8878, 4.50%, 4/1/41	865,929
775,644	Pool #AH8885, 4.50%, 4/1/41	842,150
978,997	Pool #AH9050, 3.50%, 2/1/26	1,033,568
602,149	Pool #AI0114, 4.00%, 3/1/41	641,501
1,420,409	Pool #AI1846, 4.50%, 5/1/41(a)	1,541,310
1,012,945	Pool #AI1847, 4.50%, 5/1/41	1,099,164
1,942,406	Pool #AI1848, 4.50%, 5/1/41(a)	2,107,738

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 1,082,319	Pool #AI1849, 4.50%, 5/1/41	$1,186,619
667,376	Pool #AJ0651, 4.00%, 8/1/41	710,782
864,994	Pool #AJ7668, 4.00%, 11/1/41	920,982
1,151,625	Pool #AJ9133, 4.00%, 1/1/42	1,226,166
12,136,075	Pool #AK2386, 3.50%, 2/1/42(a)	12,545,193
4,732,854	Pool #AK6715, 3.50%, 3/1/42(a)	4,890,924
1,466,509	Pool #AK6716, 3.50%, 3/1/42(a)	1,515,488
736,486	Pool #AK6718, 3.50%, 2/1/42	761,083
624,320	Pool #AM0414, 2.87%, 9/1/27	608,847
477,701	Pool #AM0635, 2.55%, 10/1/22	478,646
957,398	Pool #AM1750, 3.04%, 12/1/30	937,070
5,018,254	Pool #AM4392, 3.79%, 10/1/23	5,397,654
508,236	Pool #AM4590, 3.18%, 10/1/20	534,416
2,388,497	Pool #AM5335, 3.69%, 2/1/24	2,553,636
1,963,542	Pool #AM5486, 3.70%, 2/1/24	2,100,675
247,768	Pool #AM6907, 3.68%, 10/1/32	257,710
1,574,468	Pool #AM7764, 3.05%, 1/1/27	1,589,249
997,446	Pool #AM7938, 2.59%, 12/1/25(b)	973,681
1,181,367	Pool #AO2923, 3.50%, 5/1/42	1,220,822
3,300,430	Pool #AO8029, 3.50%, 7/1/42(a)	3,410,659
749,139	Pool #AP7483, 3.50%, 9/1/42	774,159
1,125,686	Pool #AQ6710, 2.50%, 10/1/27	1,148,772
2,540,353	Pool #AQ7193, 3.50%, 7/1/43	2,622,815
2,819,186	Pool #AR3088, 3.00%, 1/1/43	2,817,755
901,238	Pool #AR6712, 3.00%, 1/1/43	902,611
1,125,609	Pool #AR6928, 3.00%, 3/1/43	1,124,686
788,019	Pool #AR6933, 3.00%, 3/1/43	787,372
959,588	Pool #AS1916, 4.00%, 3/1/44	1,019,300
1,001,286	Pool #AS1917, 4.00%, 3/1/44	1,063,592
495,878	Pool #AS2129, 4.00%, 3/1/44	526,115
1,827,424	Pool #AS2439, 4.00%, 5/1/44(a)	1,938,854
4,098,777	Pool #AS2784, 4.00%, 7/1/44	4,348,706
2,256,684	Pool #AS3244, 4.00%, 9/1/44	2,392,878
2,954,782	Pool #AS3494, 4.00%, 10/1/44	3,133,108
1,676,177	Pool #AS3726, 4.00%, 11/1/44	1,777,337
2,502,658	Pool #AS3728, 4.00%, 11/1/44	2,653,698
1,044,347	Pool #AS3926, 3.50%, 12/1/44	1,077,268
1,444,690	Pool #AS3929, 4.00%, 12/1/44	1,531,880
1,464,713	Pool #AS3930, 4.00%, 11/1/44	1,553,110
1,101,437	Pool #AS4070, 4.00%, 12/1/44	1,171,697
1,361,827	Pool #AS4240, 3.50%, 1/1/45	1,405,182
1,651,547	Pool #AS4388, 3.50%, 2/1/45	1,704,125
1,022,333	Pool #AS4390, 3.50%, 2/1/45	1,054,880
1,098,034	Pool #AS4732, 3.50%, 4/1/45	1,132,991
9,810,617	Pool #AS4737, 3.50%, 4/1/45	10,122,947
1,949,716	Pool #AS4743, 3.50%, 4/1/45	2,011,787
1,452,226	Pool #AS4905, 3.50%, 4/1/45	1,498,912
9,817,207	Pool #AS4908, 3.50%, 5/1/45	10,129,747

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$1,074,682	Pool #AS4910, 3.50%, 5/1/45	$1,108,896
9,842,901	Pool #AS5114, 3.50%, 6/1/45	10,156,258
1,333,496	Pool #AS5118, 3.50%, 5/1/45	1,375,949
1,464,885	Pool #AS5341, 3.50%, 7/1/45	1,511,521
2,965,102	Pool #AS5345, 3.50%, 7/1/45	3,059,499
1,428,182	Pool #AT2688, 3.00%, 5/1/43(a)	1,427,010
1,982,197	Pool #AT2689, 3.00%, 5/1/43	1,980,571
1,171,943	Pool #AT2690, 3.00%, 4/1/43	1,170,982
878,083	Pool #AT2691, 3.00%, 5/1/43	877,363
1,088,369	Pool #AT3963, 2.50%, 3/1/28	1,108,308
929,330	Pool #AT7873, 2.50%, 6/1/28	946,355
855,298	Pool #AT8051, 3.00%, 6/1/43	854,329
1,503,169	Pool #AU0971, 3.50%, 8/1/43(a)	1,551,963
1,259,764	Pool #AU2165, 3.50%, 7/1/43	1,300,657
999,131	Pool #AU2188, 3.50%, 8/1/43	1,031,564
1,038,911	Pool #AU3700, 3.50%, 8/1/43	1,073,447
987,930	Pool #AU4653, 3.50%, 9/1/43	1,021,542
921,362	Pool #AU6054, 4.00%, 9/1/43	978,695
1,176,429	Pool #AU6718, 4.00%, 10/1/43	1,250,370
1,592,249	Pool #AU7003, 4.00%, 11/1/43(a)	1,696,802
1,178,104	Pool #AU7005, 4.00%, 11/1/43	1,252,518
1,355,602	Pool #AV0679, 4.00%, 12/1/43(a)	1,444,617
845,962	Pool #AV9282, 4.00%, 2/1/44	898,603
1,454,349	Pool #AW0993, 4.00%, 5/1/44(a)	1,549,847
837,908	Pool #AW1565, 4.00%, 4/1/44	889,001
448,820	Pool #AW3671, 4.00%, 4/1/44	476,188
1,340,810	Pool #AW5046, 4.00%, 7/1/44	1,422,568
1,416,204	Pool #AW5047, 4.00%, 7/1/44	1,502,560
650,536	Pool #AW7040, 4.00%, 6/1/44	692,237
1,909,076	Pool #AW8629, 3.50%, 5/1/44	1,969,256
1,225,827	Pool #AX2884, 3.50%, 11/1/44	1,266,384
2,159,441	Pool #AX4860, 3.50%, 12/1/44	2,227,514
1,109,234	Pool #AY0075, 3.50%, 11/1/44	1,144,200
2,054,485	Pool #AY1389, 3.50%, 4/1/45	2,119,892
1,368,918	Pool #AY3435, 3.50%, 5/1/45	1,412,499
1,675,693	Pool #AY5571, 3.50%, 6/1/45	1,729,040
246,560	Pool #MC0007, 5.50%, 12/1/38	277,525
58,364	Pool #MC0013, 5.50%, 12/1/38	66,360
95,849	Pool #MC0014, 5.50%, 12/1/38	108,830
78,169	Pool #MC0016, 5.50%, 11/1/38	88,561
154,758	Pool #MC0038, 4.50%, 3/1/39	170,808
26,777	Pool #MC0047, 4.50%, 4/1/39	29,345
53,437	Pool #MC0059, 4.00%, 4/1/39	57,322
94,250	Pool #MC0081, 4.00%, 5/1/39	100,660
115,897	Pool #MC0082, 4.50%, 5/1/39	125,998
115,935	Pool #MC0112, 4.50%, 6/1/39	128,358
211,303	Pool #MC0127, 4.50%, 7/1/39	230,477
69,270	Pool #MC0135, 4.50%, 6/1/39	76,454

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$379,211	Pool #MC0137, 4.50%, 7/1/39	$410,658
955,058	Pool #MC0154, 4.50%, 8/1/39	1,034,410
98,530	Pool #MC0155, 5.00%, 8/1/39	110,907
492,375	Pool #MC0160, 4.50%, 8/1/39	533,207
365,061	Pool #MC0171, 4.50%, 9/1/39	399,442
341,809	Pool #MC0177, 4.50%, 9/1/39	371,971
133,479	Pool #MC0270, 4.50%, 3/1/40	146,175
773,802	Pool #MC0325, 4.50%, 7/1/40	847,404
72,514	Pool #MC0422, 4.00%, 2/1/41	77,786
99,820	Pool #MC0426, 4.50%, 1/1/41	108,378
930,542	Pool #MC0584, 4.00%, 1/1/42	990,773
491,827	Pool #MC0585, 4.00%, 1/1/42	523,661
69,687	Pool #MC3344, 5.00%, 12/1/38	78,376

		360,865,850

Freddie Mac — 8.50%
92,124	Pool #A10124, 5.00%, 6/1/33	102,302
230,587	Pool #A10548, 5.00%, 6/1/33	255,377
504,473	Pool #A12237, 5.00%, 8/1/33	557,903
112,937	Pool #A12969, 4.50%, 8/1/33	122,870
78,025	Pool #A12985, 5.00%, 8/1/33	87,145
64,486	Pool #A12986, 5.00%, 8/1/33	72,039
44,109	Pool #A14028, 4.50%, 9/1/33	48,159
147,871	Pool #A14325, 5.00%, 9/1/33	163,607
88,923	Pool #A15268, 6.00%, 10/1/33	103,425
294,459	Pool #A15579, 5.50%, 11/1/33	331,163
285,346	Pool #A17393, 5.50%, 12/1/33	320,395
184,753	Pool #A17397, 5.50%, 1/1/34	208,028
263,077	Pool #A18617, 5.50%, 1/1/34	295,844
282,774	Pool #A19019, 5.50%, 2/1/34	319,218
230,354	Pool #A20069, 5.00%, 3/1/34	255,990
550,374	Pool #A20070, 5.50%, 3/1/34	618,626
645,114	Pool #A20540, 5.50%, 4/1/34	724,694
130,886	Pool #A20541, 5.50%, 4/1/34	147,481
126,991	Pool #A21679, 5.50%, 4/1/34	142,657
142,633	Pool #A21681, 5.00%, 4/1/34	157,838
182,314	Pool #A23192, 5.00%, 5/1/34	201,749
761,381	Pool #A25310, 5.00%, 6/1/34	842,546
295,363	Pool #A25311, 5.00%, 6/1/34	327,126
258,972	Pool #A26395, 6.00%, 9/1/34	301,299
90,140	Pool #A26396, 5.50%, 9/1/34	102,387
287,918	Pool #A28241, 5.50%, 10/1/34	325,055
33,530	Pool #A30055, 5.00%, 11/1/34	37,565
198,685	Pool #A30591, 6.00%, 12/1/34	228,335
264,282	Pool #A31135, 5.50%, 12/1/34	297,792
332,533	Pool #A33167, 5.00%, 1/1/35	369,540
334,745	Pool #A34999, 5.50%, 4/1/35	377,818

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$256,360	Pool #A35628, 5.50%, 6/1/35	$289,346
453,220	Pool #A37185, 5.00%, 9/1/35	501,109
365,368	Pool #A38830, 5.00%, 5/1/35	404,660
114,513	Pool #A39561, 5.50%, 11/1/35	129,319
262,776	Pool #A40538, 5.00%, 12/1/35	290,419
288,665	Pool #A42095, 5.50%, 1/1/36	324,906
378,519	Pool #A42097, 5.00%, 1/1/36	418,751
264,640	Pool #A42098, 5.50%, 1/1/36	296,872
355,402	Pool #A42803, 5.50%, 2/1/36	400,799
41,077	Pool #A42804, 6.00%, 2/1/36	47,836
111,797	Pool #A42805, 6.00%, 2/1/36	128,405
254,033	Pool #A44639, 5.50%, 3/1/36	285,927
459,704	Pool #A45396, 5.00%, 6/1/35	508,709
217,556	Pool #A46321, 5.50%, 7/1/35	246,229
87,402	Pool #A46735, 5.00%, 8/1/35	97,048
322,058	Pool #A46746, 5.50%, 8/1/35	363,397
102,197	Pool #A46748, 5.50%, 8/1/35	115,474
97,605	Pool #A46996, 5.50%, 9/1/35	110,286
349,966	Pool #A46997, 5.50%, 9/1/35	394,122
506,454	Pool #A47552, 5.00%, 11/1/35	559,731
347,458	Pool #A47553, 5.00%, 11/1/35	385,474
192,235	Pool #A47554, 5.50%, 11/1/35	217,091
175,886	Pool #A48789, 6.00%, 5/1/36	200,022
88,506	Pool #A49013, 6.00%, 5/1/36	102,857
169,855	Pool #A49526, 6.00%, 5/1/36	193,379
171,513	Pool #A49843, 6.00%, 6/1/36	198,453
472,833	Pool #A49844, 6.00%, 6/1/36	537,993
27,080	Pool #A49845, 6.50%, 6/1/36	30,494
104,427	Pool #A50128, 6.00%, 6/1/36	118,251
296,163	Pool #A59530, 5.50%, 4/1/37	331,309
210,336	Pool #A59964, 5.50%, 4/1/37	236,875
87,784	Pool #A61754, 5.50%, 5/1/37	99,025
93,333	Pool #A61779, 5.50%, 5/1/37	105,284
102,506	Pool #A61915, 5.50%, 6/1/37	115,439
154,910	Pool #A61916, 6.00%, 6/1/37	176,461
234,083	Pool #A63456, 5.50%, 6/1/37	263,252
555,496	Pool #A64012, 5.50%, 7/1/37	621,418
209,357	Pool #A64015, 6.00%, 7/1/37	241,818
508,972	Pool #A66061, 5.50%, 8/1/37	572,394
372,470	Pool #A66122, 6.00%, 8/1/37	426,388
213,714	Pool #A66133, 6.00%, 6/1/37	247,017
165,045	Pool #A66156, 6.50%, 9/1/37	190,217
219,480	Pool #A68766, 6.00%, 10/1/37	251,276
131,109	Pool #A70292, 5.50%, 7/1/37	147,160
120,102	Pool #A75113, 5.00%, 3/1/38	133,206
177,312	Pool #A76187, 5.00%, 4/1/38	197,654
300,393	Pool #A78354, 5.50%, 11/1/37	336,370
111,399	Pool #A79561, 5.50%, 7/1/38	125,750

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$809,463	Pool #A91887, 5.00%, 4/1/40	$900,433
307,245	Pool #A92388, 4.50%, 5/1/40	334,873
565,797	Pool #A93962, 4.50%, 9/1/40	617,117
877,677	Pool #A95573, 4.00%, 12/1/40	934,589
677,972	Pool #A96339, 4.00%, 12/1/40	721,934
802,405	Pool #A97099, 4.00%, 1/1/41	854,686
679,395	Pool #A97715, 4.00%, 3/1/41	723,661
556,646	Pool #A97716, 4.50%, 3/1/41	606,613
39,625	Pool #B31140, 6.50%, 10/1/31	44,127
25,136	Pool #B31206, 6.00%, 3/1/32	27,636
73,050	Pool #B31493, 5.00%, 2/1/34	79,003
60,274	Pool #B31532, 5.00%, 5/1/34	65,177
90,483	Pool #B31546, 5.50%, 5/1/34	99,040
89,911	Pool #B31547, 5.50%, 5/1/34	98,404
91,805	Pool #B31551, 5.50%, 6/1/34	100,470
64,310	Pool #B31587, 5.00%, 11/1/34	69,582
122,375	Pool #B31588, 5.50%, 11/1/34	133,958
18,752	Pool #B31642, 5.50%, 5/1/35	19,317
22,413	Pool #B50443, 5.00%, 11/1/18	23,371
55,229	Pool #B50450, 4.50%, 1/1/19	57,914
40,964	Pool #B50451, 5.00%, 1/1/19	42,806
7,674	Pool #B50470, 4.50%, 4/1/19	8,047
94,595	Pool #B50496, 5.50%, 9/1/19	100,709
64,749	Pool #B50499, 5.00%, 11/1/19	68,422
30,663	Pool #B50500, 5.50%, 10/1/19	32,644
22,217	Pool #B50501, 4.50%, 11/1/19	23,115
40,671	Pool #B50504, 5.50%, 11/1/19	43,371
166,589	Pool #B50506, 5.00%, 11/1/19	176,613
41,312	Pool #C37233, 7.50%, 2/1/30	48,854
195,495	Pool #C51686, 6.50%, 5/1/31	228,277
108,047	Pool #C53210, 6.50%, 6/1/31	126,748
57,404	Pool #C53914, 6.50%, 6/1/31	67,404
47,602	Pool #C60020, 6.50%, 11/1/31	55,925
57,258	Pool #C65616, 6.50%, 3/1/32	67,215
54,947	Pool #C68324, 6.50%, 6/1/32	64,772
121,568	Pool #C73273, 6.00%, 11/1/32	141,450
179,490	Pool #C73525, 6.00%, 11/1/32	209,687
59,678	Pool #C74672, 5.50%, 11/1/32	67,022
372,742	Pool #C77844, 5.50%, 3/1/33	418,463
62,872	Pool #C77845, 5.50%, 3/1/33	70,759
161,973	Pool #C78252, 5.50%, 3/1/33	181,782
141,844	Pool #J00980, 5.00%, 1/1/21	152,112
35,243	Pool #J05466, 5.50%, 6/1/22	37,661
848,913	Pool #J21142, 2.50%, 11/1/27	860,552
886,887	Pool #J23532, 2.50%, 5/1/28	904,590
121,581	Pool #N31468, 6.00%, 11/1/37	136,024
328,565	Pool #Q00462, 4.00%, 3/1/41	349,614
923,413	Pool #Q00465, 4.50%, 4/1/41	1,001,398

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 897,142	Pool #Q05867, 3.50%, 12/1/41	$926,229
991,195	Pool #Q06239, 3.50%, 1/1/42	1,023,331
978,023	Pool #Q06406, 4.00%, 2/1/42	1,038,843
1,567,027	Pool #Q13349, 3.00%, 11/1/42	1,564,823
1,363,840	Pool #Q17662, 3.00%, 4/1/43	1,361,070
1,370,639	Pool #Q18754, 3.00%, 6/1/43	1,367,426
1,272,781	Pool #Q18772, 3.00%, 6/1/43	1,269,798
2,203,439	Pool #Q32756, 3.00%, 4/1/45	2,192,078

		44,103,184

Ginnie Mae — 29.82%
2,700,000	(TBA), 2.20%, 5/1/55(b)	2,710,859
350,018	Pool #409117, 5.50%, 6/20/38	387,932
238,778	Pool #487643, 5.00%, 2/15/39	267,506
426,965	Pool #588448, 6.25%, 9/15/32	429,337
507,325	Pool #616936, 5.50%, 1/15/36	575,854
434,144	Pool #617904, 5.75%, 9/15/23	431,041
1,988,598	Pool #618363, 4.00%, 9/20/41	2,107,992
509,138	Pool #624106, 5.13%, 3/15/34	510,387
931,225	Pool #654705, 4.00%, 9/20/41	987,135
426,934	Pool #664269, 5.85%, 6/15/38	434,817
253,152	Pool #675509, 5.50%, 6/15/38	287,466
432,572	Pool #697672, 5.50%, 12/15/38	491,004
294,184	Pool #697814, 5.00%, 2/15/39	327,464
413,985	Pool #697885, 4.50%, 3/15/39	450,758
119,893	Pool #698112, 4.50%, 5/15/39	130,918
923,566	Pool #698113, 4.50%, 5/15/39	1,008,490
363,617	Pool #699294, 5.63%, 9/20/38	405,550
2,664,364	Pool #713519, 6.00%, 7/15/39	3,033,995
554,257	Pool #714561, 4.50%, 6/15/39	605,223
547,480	Pool #716822, 4.50%, 4/15/39	596,625
491,208	Pool #716823, 4.50%, 4/15/39	536,377
434,798	Pool #717132, 4.50%, 5/15/39	475,595
569,686	Pool #717133, 4.50%, 5/15/39	620,646
986,893	Pool #720080, 4.50%, 6/15/39	1,086,931
905,501	Pool #720521, 5.00%, 8/15/39	1,006,380
927,839	Pool #724629, 5.00%, 7/20/40	1,024,646
1,663,165	Pool #726550, 5.00%, 9/15/39	1,848,452
782,310	Pool #729018, 4.50%, 2/15/40	853,054
288,962	Pool #729019, 5.00%, 2/15/40	321,154
423,035	Pool #729346, 4.50%, 7/15/41	461,802
676,877	Pool #738844, 3.50%, 10/15/41	704,005
689,752	Pool #738845, 3.50%, 10/15/41	717,180
1,637,010	Pool #738862, 4.00%, 10/15/41	1,749,490
556,247	Pool #747241, 5.00%, 9/20/40	613,241
1,261,106	Pool #748654, 3.50%, 9/15/40	1,310,861
370,252	Pool #748846, 4.50%, 9/20/40	406,670
822,996	Pool #757016, 3.50%, 11/15/40	855,466

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 612,685	Pool #757017, 4.00%, 12/15/40	$655,597
934,410	Pool #759297, 4.00%, 1/20/41	997,227
894,442	Pool #759298, 4.00%, 2/20/41	948,423
684,218	Pool #762877, 4.00%, 4/15/41	731,231
479,619	Pool #763564, 4.50%, 5/15/41	523,572
783,585	Pool #770391, 4.50%, 6/15/41	855,394
1,229,001	Pool #770481, 4.00%, 8/15/41	1,313,446
447,351	Pool #770482, 4.50%, 8/15/41	487,228
1,362,620	Pool #770517, 4.00%, 8/15/41	1,456,247
781,484	Pool #770529, 4.00%, 8/15/41	835,180
1,440,461	Pool #770537, 4.00%, 8/15/41	1,539,436
741,326	Pool #770738, 4.50%, 6/20/41	804,281
1,312,243	Pool #779592, 4.00%, 11/20/41	1,391,029
770,630	Pool #779593, 4.00%, 11/20/41	816,898
861,897	Pool #AA6312, 3.00%, 4/15/43	872,165
1,409,373	Pool #AA6424, 3.00%, 5/15/43	1,426,164
2,188,187	Pool #AB2733, 3.50%, 8/15/42	2,275,885
2,642,756	Pool #AB2745, 3.00%, 8/15/42	2,675,894
2,384,242	Pool #AB2841, 3.00%, 9/15/42	2,414,138
1,059,086	Pool #AB2843, 3.00%, 9/15/42	1,072,366
883,745	Pool #AB2852, 3.50%, 9/15/42	919,163
5,707,865	Pool #AC9541, 2.12%, 2/15/48	5,777,714
998,678	Pool #AE6946, 3.00%, 6/15/43	1,010,576
1,592,939	Pool #AE8253, 4.00%, 2/20/44	1,688,080
835,993	Pool #AG8915, 4.00%, 2/20/44	892,977
1,188,241	Pool #AK6446, 3.00%, 1/15/45	1,201,656
1,108,431	Pool #AK7036, 3.00%, 4/15/45	1,120,944
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(c)	646,073
2,549,462	Series 2012-107, Class A, 1.15%, 1/16/45	2,424,544
1,600,000	Series 2012-112, Class B, 2.70%, 1/16/53	1,493,010
6,081,596	Series 2012-114, Class A, 2.10%, 1/16/53(c)	5,877,775
2,126,346	Series 2012-115, Class A, 2.13%, 4/16/45	2,070,003
3,574,508	Series 2012-120, Class A, 1.90%, 2/16/53	3,433,261
1,704,827	Series 2012-131, Class A, 1.90%, 2/16/53	1,635,826
802,245	Series 2012-144 Class AD, 1.77%, 1/16/53	763,786
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,846,389
3,000,000	Series 2012-35, Class C, 3.25%, 11/16/52(c)	2,928,049
1,600,000	Series 2012-45, Class C, 3.45%, 4/16/53(c)	1,573,177
2,362,268	Series 2012-53, Class AC, 2.38%, 12/16/43	2,326,595
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,581,506
1,049,652	Series 2012-70, Class A, 1.73%, 5/16/42	1,039,546
3,640,598	Series 2012-72, Class A, 1.71%, 5/16/42	3,577,542
3,380,737	Series 2012-78, Class A, 1.68%, 3/16/44	3,338,261
1,513,505	Series 2013-101, Class AG, 1.76%, 4/16/38	1,501,143
1,252,731	Series 2013-105, Class A, 1.71%, 2/16/37	1,240,662
1,586,719	Series 2013-107, Class A, 2.00%, 5/16/40	1,576,395
1,398,223	Series 2013-126, Class BK, 2.45%, 10/16/47	1,379,548
855,250	Series 2013-127, Class A, 2.00%, 3/16/52	854,171

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 898,063	Series 2013-17, Class A, 1.13%, 1/16/49	$ 870,351
878,065	Series 2013-29, Class AB, 1.77%, 10/16/45	856,675
908,998	Series 2013-33, Class A, 1.06%, 7/16/38	882,040
2,801,128	Series 2013-63, Class AB, 1.38%, 3/16/45	2,711,240
1,535,368	Series 2013-97, Class AC, 2.00%, 6/16/45	1,496,943
1,542,638	Series 2014-148, Class A, 2.65%, 3/1/39	1,575,459
9,533,759	Series 2014-172, Class AF, 2.50%, 1/1/55	9,718,132
689,832	Series 2014-47, Class AB, 2.25%, 8/16/40	696,242
1,187,261	Series 2014-54, Class AB, 2.62%, 10/16/43	1,197,895
1,083,782	Series 2014-77, Class AC, 2.35%, 10/16/40	1,092,862
1,071,914	Series 2014-82, Class AB, 2.40%, 5/16/45	1,075,507
1,030,502	Series 2015-15, Class A, 2.00%, 11/1/48	1,012,065
1,985,605	Series 2015-2, Class A, 2.50%, 10/15/41	2,025,123
2,070,334	Series 2015-22, Class A, 2.40%, 2/1/45	2,075,516
6,272,775	Series 2015-70, Class AB, 2.30%, 11/16/48	6,178,576
709,061	Series 2015-75, Class A, 3.00%, 2/16/44	732,646

		154,779,748

Total U.S. Government Agency Backed Mortgages		559,748,782

(Cost $545,065,355)
U.S. Government Agency Obligations — 1.04%
Small Business Administration — 0.94%
161,988	0.55%, 3/25/29(c)	159,117
206,271	0.60%, 3/25/28(c)	203,242
8,688	0.63%, 6/25/18(c)	8,645
556,190	0.88%, 1/26/32(b)	561,990
103,641	0.91%, 4/16/20(b)	103,686
272,680	1.25%, 9/17/30(b)	276,763
11,050,591	1.26%, 7/18/30*(b)(d)	177,030
1,411,876	3.36%, 7/8/24(b)	1,550,285
72,010	3.36%, 7/1/21(b)	76,820
29,864	3.38%, 10/25/15(c)	29,845
171,629	3.58%, 12/18/23(b)	189,172
46,697	3.58%, 12/25/15(c)	46,747
113,987	3.61%, 4/4/20(b)	120,071
374,654	3.86%, 9/16/34(b)	426,279
24,084	4.13%, 7/18/17(b)	24,520
7,850	4.33%, 10/1/16(c)	7,849
168,858	4.36%, 7/17/29(b)	194,966
121,758	4.88%, 6/24/24(b)	136,294
61,328	5.13%, 2/28/24(b)	68,359
487,651	6.03%, 10/31/32(b)	505,285

		4,866,965

United States Department of Agriculture — 0.10%
238,850	5.38%, 10/26/22(b)	246,714

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$146,240	6.05%, 1/5/26(b)	$153,028
130,397	6.08%, 7/1/32(b)	135,316

		535,058

Total U.S. Government Agency Obligations		5,402,023

(Cost $6,047,438)

Shares		Value

Investment Company — 2.93%
15,220,248	JPMorgan Prime Money Market Fund, Institutional Class	$15,220,248

Total Investment Company		15,220,248
(Cost $15,220,248)

Total Investments		$600,379,495
(Cost $586,029,868)(e) — 115.67%

Liabilities in excess of other assets — (15.67)%		(81,346,065)

NET ASSETS — 100.00%		$519,033,430

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Floating rate note. Rate shown is as of report date.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $177,030, or 0.03% of net assets, are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2015 Carrying Value Per Unit
$11,050,591	Small Business Administration	01/10/2008	$860,184	$1.60

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

FHA - Insured by Federal Housing Administration

OID - Original Issue Discount

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2015 (Unaudited)

Financial futures contracts as of June 30, 2015:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Clearinghouse
Short Position:

Five Year
USD Interest Rate
Swap	780	September, 2015	$(517,969)	$78,859,219	Barclays Capital
Ten Year
USD Interest Rate
Swap	75	September, 2015	(58,593)	$ 7,594,922	Barclays Capital
Thirty Year
U.S. Treasury Bonds	30	September, 2015	113,734	4,639,047	Barclays Capital

Total			$(462,828)

Abbreviations used are defined below:

USD – U.S. Dollar

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 10.56%
Argentina — 0.14%
$ 33,000	YPF SA, 8.50%, 7/28/25	$32,464

Brazil — 1.19%
170,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21	130,050
150,000	Petrobras Global Finance BV, 5.38%, 1/27/21	143,610

		273,660

China — 1.10%
265,000	China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25	252,051

Colombia — 0.37%
85,000	Ecopetrol SA, 5.38%, 6/26/26	83,937

Ecuador — 1.30%
335,526	EP PetroEcuador Via Noble Sovereign Funding I Ltd., 5.87%, 9/24/19(a)	297,780

Kazakhstan — 0.71%
150,000	KazMunayGas National Co. JSC, 7.00%, 5/5/20	161,625

Mexico — 2.61%
160,000	Petroleos Mexicanos, 4.25%, 1/15/25	155,520
280,000	Petroleos Mexicanos, 5.63%, 1/23/46	260,400
120,000	Petroleos Mexicanos, 6.38%, 1/23/45	122,700
55,000	Petroleos Mexicanos, 6.63%, 6/15/35	58,713

		597,333

Russia — 1.25%
100,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	98,570
200,000	Russian Railways via RZD Capital Plc, 5.70%, 4/5/22	187,250

		285,820

South Africa — 1.35%
305,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25	308,813

Venezuela — 0.54%
93,600	Petroleos de Venezuela SA, 5.25%, 4/12/17	46,098
220,500	Petroleos de Venezuela SA, 6.00%, 11/15/26	76,955

		123,053

Total Corporate Bonds		2,416,536

(Cost $2,565,950)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 68.96%
Argentina — 0.93%
$ 192,884	Argentina Bonar Bonds, 7.00%, 4/17/17	$187,869
26,294	Argentina Bonar Bonds, 8.75%, 5/7/24	25,374

		213,243

Azerbaijan — 1.25%
280,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	285,600

Brazil — 8.33%
2,692(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/17	822,077
1,200(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	346,796
575(b)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25	159,880
548,000	Brazilian Government International Bond, 2.63%, 1/5/23	482,788
100,000	Brazilian Government International Bond, 5.63%, 1/7/41	94,750

		1,906,291

Bulgaria — 0.51%
125,000(c)	Bulgaria Government International Bond, 3.13%, 3/26/35	117,617

Chile — 1.27%
170,000,000(b)	Chile Government International Bond, 6.00%, 1/1/22	289,754

Colombia — 3.74%
200,000	Colombia Government International Bond, 5.00%, 6/15/45	185,200
1,350,500,000(b)	Colombian TES, 6.00%, 4/28/28	440,560
505,200,000(b)	Colombian TES, 10.00%, 7/24/24	228,991

		854,751

Costa Rica — 2.23%
305,000	Costa Rica Government International Bond, 4.25%, 1/26/23	282,125
236,000	Costa Rica Government International Bond, 7.16%, 3/12/45	227,740

		509,865

Cote D’Ivoire (Ivory Coast) — 1.73%
200,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(d)	188,000
211,000	Ivory Coast Government International Bond, 6.38%, 3/3/28	206,780

		394,780

Croatia (Hrvatska) — 4.84%
200,000	Croatia Government International Bond, 5.50%, 4/4/23	205,000
678,000	Croatia Government International Bond, 6.00%, 1/26/24	714,476
170,000	Croatia Government International Bond, 6.75%, 11/5/19	186,575

		1,106,051

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Dominican Republic — 2.03%
$ 120,000	Dominican Republic International Bond, 5.50%, 1/27/25	$120,300
190,000	Dominican Republic International Bond, 5.88%, 4/18/24	196,650
145,000	Dominican Republic International Bond, 6.85%, 1/27/45	147,900

		464,850

El Salvador — 0.70%
123,000	El Salvador Government International Bond, 5.88%, 1/30/25	117,157
45,000	El Salvador Government International Bond, 6.38%, 1/18/27	43,425

		160,582

Gabon — 1.95%
450,000	Gabonese Republic, 6.95%, 6/16/25(e)	446,063

Ghana — 0.79%
200,000	Republic of Ghana, 8.13%, 1/18/26	180,750

Hungary — 1.30%
268,000	Hungary Government International Bond, 5.75%, 11/22/23	297,480

Indonesia — 4.61%
322,000	Indonesia Government International Bond, 4.13%, 1/15/25	315,946
9,855,000,000(b)	Indonesia Treasury Bond Credit Linked Note, 8.38%, 3/19/24(e)	738,875

		1,054,821

Jamaica — 0.49%
100,000	Jamaica Government International Bond, 8.00%, 6/24/19	112,000

Kenya — 1.51%
340,000	Kenya Government International Bond, 5.88%, 6/24/19	345,950

Malaysia — 2.21%
673,000(b)	Malaysia Government Bond, 3.84%, 4/15/33	166,867
1,270,000(b)	Malaysia Government Bond, 4.05%, 9/30/21	338,903

		505,770

Mexico — 6.32%
44,100(b)	Mexican Bonos, 7.50%, 6/3/27	307,708
29,400(b)	Mexican Bonos, 8.50%, 5/31/29	222,458
73,500(b)	Mexican Bonos, 10.00%, 12/5/24	597,987
7,100(b)	Mexican Bonos, 10.00%, 11/20/36	61,788
250,000	Mexico Government International Bond, 4.00%, 10/2/23	255,625

		1,445,566

Nigeria — 0.24%
10,000,000(b)	Nigeria Government Bond, 16.39%, 1/27/22	55,653

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Pakistan — 0.46%
$ 100,000	Pakistan Government International Bond, 6.88%, 6/1/17	$104,375

Paraguay — 0.89%
200,000	Republic of Paraguay, 4.63%, 1/25/23	203,000

Poland — 2.08%
1,800,000(b)	Poland Government Bond, 3.25%, 7/25/25	475,603

Romania — 0.26%
58,000	Romanian Government International Bond, 4.38%, 8/22/23	59,885

Russia — 1.38%
14,728,000(b)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	211,967
100,000	Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	102,630

		314,597

Serbia — 1.17%
255,000	Republic of Serbia, 5.88%, 12/3/18	267,750

Slovenia — 1.75%
355,000	Slovenia Government International Bond, 5.85%, 5/10/23	401,150

South Africa — 5.23%
4,500,000(b)	South Africa Government Bond, 6.75%, 3/31/21	349,777
4,588,787(b)	South Africa Government Bond, 7.00%, 2/28/31	321,412
5,500,000(b)	South Africa Government Bond, 10.50%, 12/21/26	524,234

		1,195,423

Thailand — 1.44%
7,950,000(b)	Thailand Government Bond, 3.85%, 12/12/25	253,822
2,219,000(b)	Thailand Government Bond, 4.88%, 6/22/29	76,464

		330,286

Turkey — 5.07%
1,850,000(b)	Turkey Government Bond, 8.00%, 3/12/25	636,682
850,000(b)	Turkey Government Bond, 10.50%, 1/15/20	331,741
200,000	Turkey Government International Bond, 4.25%, 4/14/26	191,000

		1,159,423

Ukraine — 0.72%
332,000	Ukraine Government International Bond, 6.58%, 11/21/16	163,510

Venezuela — 0.49%
175,900	Venezuela Government International Bond, 8.25%, 10/13/24	65,083

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 118,300	Venezuela Government International Bond, 9.25%, 5/7/28	$45,841

		110,924

Vietnam — 1.04%
240,000	Vietnam Government International Bond, 4.80%, 11/19/24	238,632

Total Foreign Government Bonds		15,771,995

(Cost $16,969,540)
Shares

Investment Company — 16.71%
3,821,063	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	3,821,063

Total Investment Company		3,821,063

(Cost $3,821,063)

Total Investments		$22,009,594
(Cost $23,356,553)(f) — 96.23%

Other assets in excess of liabilities — 3.77%		862,215

NET ASSETS — 100.00%		$22,871,809

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unre- alized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2015:						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
BRL	2,847,786	USD	911,875	Citibank, N.A.	7/2/15	$3,038
BRL	225,001	USD	70,000	Citibank, N.A.	7/2/15	2,286
BRL	366,071	USD	116,546	Citibank, N.A.	7/2/15	1,062
BRL	397,825	USD	126,991	Citibank, N.A.	7/2/15	819
BRL	352,349	USD	112,500	Citibank, N.A.	7/2/15	700
BRL	277,881	USD	88,780	Citibank, N.A.	7/2/15	495
BRL	30,727	USD	9,789	Citibank, N.A.	7/2/15	83

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	3,601,951	USD	1,164,700	Citibank, N.A.	7/2/15	$ (7,494)
BRL	1,375,065	USD	450,000	Citibank, N.A.	7/2/15	(8,230)
BRL	7,597,568	USD	2,466,503	Citibank, N.A.	7/2/15	(25,618)
USD	727,000	BRL	2,238,360	Citibank, N.A.	7/2/15	7,878
USD	395,000	BRL	1,226,870	Citibank, N.A.	7/2/15	841
USD	200,000	BRL	624,800	Citibank, N.A.	7/2/15	(731)
USD	200,000	BRL	624,980	Citibank, N.A.	7/2/15	(789)
USD	2,166,000	BRL	6,749,039	Citibank, N.A.	7/2/15	(2,276)
USD	279,355	BRL	888,181	Citibank, N.A.	7/2/15	(5,993)
USD	351,000	BRL	1,111,687	Citibank, N.A.	7/2/15	(6,154)
USD	307,832	BRL	979,397	Citibank, N.A.	7/2/15	(6,821)
USD	315,793	BRL	1,005,170	Citibank, N.A.	7/2/15	(7,140)
USD	510,024	BRL	1,623,739	Citibank, N.A.	7/2/15	(11,637)
EUR	2,390,000	USD	2,694,512	Citibank, N.A.	7/23/15	(29,175)
USD	3,311,878	EUR	2,940,000	Citibank, N.A.	7/23/15	33,179
USD	20,181	EUR	18,000	Citibank, N.A.	7/23/15	108
COP	13,047,120	USD	5,000	Citibank, N.A.	7/27/15	(7)
COP	556,931,046	USD	219,092	Citibank, N.A.	7/27/15	(5,957)
COP	905,073,500	USD	356,048	Citibank, N.A.	7/27/15	(9,680)
CZK	32,671,598	USD	1,368,388	Citibank, N.A.	7/27/15	(32,322)
EUR	700,000	USD	787,382	Citibank, N.A.	7/27/15	(6,697)
HUF	4,247,193	USD	15,000	Citibank, N.A.	7/27/15	1
HUF	45,883,051	USD	166,002	Citibank, N.A.	7/27/15	(3,939)
HUF	45,883,041	USD	166,021	Citibank, N.A.	7/27/15	(3,959)
HUF	45,883,046	USD	166,266	Citibank, N.A.	7/27/15	(4,204)
HUF	40,877,715	USD	149,143	Citibank, N.A.	7/27/15	(4,759)
IDR	603,045,000	USD	45,000	Citibank, N.A.	7/27/15	(70)
IDR	1,529,658,175	USD	114,487	Citibank, N.A.	7/27/15	(520)
IDR	4,225,988,520	USD	317,005	Citibank, N.A.	7/27/15	(2,148)
INR	185,721,480	USD	2,896,467	Citibank, N.A.	7/27/15	12,384
JPY	26,092,044	USD	212,027	Citibank, N.A.	7/27/15	1,242
JPY	10,035,402	USD	81,590	Citibank, N.A.	7/27/15	437
JPY	9,222,447	USD	74,977	Citibank, N.A.	7/27/15	405
JPY	2,007,080	USD	16,316	Citibank, N.A.	7/27/15	89
JPY	2,007,080	USD	16,316	Citibank, N.A.	7/27/15	89
MXN	2,000,000	USD	127,273	Citibank, N.A.	7/27/15	(286)
MXN	1,528,490	USD	99,326	Citibank, N.A.	7/27/15	(2,277)
MXN	1,528,489	USD	99,345	Citibank, N.A.	7/27/15	(2,296)
MXN	1,528,489	USD	99,361	Citibank, N.A.	7/27/15	(2,312)
MXN	1,528,489	USD	99,361	Citibank, N.A.	7/27/15	(2,312)
MXN	1,528,489	USD	99,362	Citibank, N.A.	7/27/15	(2,313)
MXN	1,528,489	USD	99,377	Citibank, N.A.	7/27/15	(2,328)
MXN	2,445,193	USD	159,019	Citibank, N.A.	7/27/15	(3,765)
MXN	2,619,545	USD	170,610	Citibank, N.A.	7/27/15	(4,286)
MXN	3,624,386	USD	236,409	Citibank, N.A.	7/27/15	(6,284)
MXN	7,753,558	USD	505,487	Citibank, N.A.	7/27/15	(13,186)
MYR	653,550	USD	174,197	Citibank, N.A.	7/27/15	(471)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MYR	1,515,030	USD	407,913	Citibank, N.A.	7/27/15	$ (5,190)
MYR	1,534,952	USD	413,333	Citibank, N.A.	7/27/15	(5,314)
PEN	891,577	USD	280,900	Citibank, N.A.	7/27/15	(1,590)
PHP	4,708,545	USD	104,518	Citibank, N.A.	7/27/15	(182)
PLN	18,825	USD	5,000	Citibank, N.A.	7/27/15	3
PLN	1,292,963	USD	352,775	Citibank, N.A.	7/27/15	(9,162)
PLN	7,455,245	USD	2,027,702	Citibank, N.A.	7/27/15	(46,425)
RON	678,656	USD	172,441	Citibank, N.A.	7/27/15	(3,411)
RUB	10,912,103	USD	200,075	Citibank, N.A.	7/27/15	(4,499)
SGD	309,442	USD	230,000	Citibank, N.A.	7/27/15	(349)
SGD	705,024	USD	528,000	Citibank, N.A.	7/27/15	(4,769)
THB	6,843,634	USD	202,385	Citibank, N.A.	7/27/15	38
THB	2,902,672	USD	85,840	Citibank, N.A.	7/27/15	16
THB	7,174,981	USD	212,605	Citibank, N.A.	7/27/15	(381)
THB	7,701,931	USD	228,315	Citibank, N.A.	7/27/15	(505)
TRY	799,336	USD	291,387	Citibank, N.A.	7/27/15	4,321
TRY	799,337	USD	291,431	Citibank, N.A.	7/27/15	4,278
TRY	240,291	USD	87,609	Citibank, N.A.	7/27/15	1,285
TRY	67,591	USD	25,000	Citibank, N.A.	7/27/15	5
TRY	2,648,452	USD	981,260	Citibank, N.A.	7/27/15	(1,485)
USD	1,228,000	MXN	18,832,062	Citibank, N.A.	7/27/15	32,285
USD	1,112,157	PLN	4,064,183	Citibank, N.A.	7/27/15	32,075
USD	1,065,000	COP	2,709,967,050	Citibank, N.A.	7/27/15	27,908
USD	1,362,558	CZK	32,671,598	Citibank, N.A.	7/27/15	26,492
USD	746,000	PLN	2,732,761	Citibank, N.A.	7/27/15	19,752
USD	798,665	EUR	700,000	Citibank, N.A.	7/27/15	17,980
USD	279,000	HUF	76,167,781	Citibank, N.A.	7/27/15	9,970
USD	388,217	COP	992,437,289	Citibank, N.A.	7/27/15	8,416
USD	205,000	MXN	3,134,696	Citibank, N.A.	7/27/15	5,967
USD	1,078,000	TRY	2,899,135	Citibank, N.A.	7/27/15	5,486
USD	648,000	MYR	2,419,775	Citibank, N.A.	7/27/15	4,780
USD	879,000	ZAR	10,690,435	Citibank, N.A.	7/27/15	4,620
USD	477,619	SGD	638,223	Citibank, N.A.	7/27/15	3,965
USD	152,000	RUB	8,289,322	Citibank, N.A.	7/27/15	3,432
USD	394,229	SGD	526,816	Citibank, N.A.	7/27/15	3,255
USD	358,271	SGD	478,668	Citibank, N.A.	7/27/15	3,030
USD	505,000	IDR	6,741,750,000	Citibank, N.A.	7/27/15	2,706
USD	73,887	RUB	3,992,110	Citibank, N.A.	7/27/15	2,337
USD	118,000	CLP	74,600,780	Citibank, N.A.	7/27/15	1,606
USD	74,000	RON	291,567	Citibank, N.A.	7/27/15	1,381
USD	464,000	THB	15,661,624	Citibank, N.A.	7/27/15	756
USD	123,012	TRY	331,407	Citibank, N.A.	7/27/15	411
USD	27,008	CLP	17,097,339	Citibank, N.A.	7/27/15	333
USD	214,698	ZAR	2,621,420	Citibank, N.A.	7/27/15	290
USD	1,238,000	INR	79,027,730	Citibank, N.A.	7/27/15	233
USD	121,000	PEN	385,724	Citibank, N.A.	7/27/15	162
USD	87,639	TRY	236,565	Citibank, N.A.	7/27/15	124

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	45,000	PHP	2,025,234	Citibank, N.A.	7/27/15	$ 123
USD	40,945	PLN	153,891	Citibank, N.A.	7/27/15	48
USD	15,000	PEN	47,871	Citibank, N.A.	7/27/15	3
USD	45,000	INR	2,874,884	Citibank, N.A.	7/27/15	(28)
USD	15,000	MYR	56,652	Citibank, N.A.	7/27/15	(59)
USD	210,000	ZAR	2,568,525	Citibank, N.A.	7/27/15	(82)
USD	126,988	TRY	343,979	Citibank, N.A.	7/27/15	(264)
USD	133,933	TRY	363,186	Citibank, N.A.	7/27/15	(425)
USD	131,067	TRY	356,201	Citibank, N.A.	7/27/15	(707)
USD	172,000	JPY	21,179,674	Citibank, N.A.	7/27/15	(1,117)
USD	595,000	ZAR	7,296,366	Citibank, N.A.	7/27/15	(1,776)
ZAR	853,125	USD	69,477	Citibank, N.A.	7/27/15	301
ZAR	121,929	USD	10,000	Citibank, N.A.	7/27/15	(27)
ZAR	4,887,989	USD	400,000	Citibank, N.A.	7/27/15	(207)
ZAR	3,079,666	USD	252,798	Citibank, N.A.	7/27/15	(909)
ZAR	3,074,862	USD	252,701	Citibank, N.A.	7/27/15	(1,205)
ZAR	3,318,063	USD	272,688	Citibank, N.A.	7/27/15	(1,300)
USD	10,000	BRL	31,365	Citibank, N.A.	8/4/15	47
USD	9,678	BRL	30,727	Citibank, N.A.	8/4/15	(72)
USD	87,766	BRL	277,881	Citibank, N.A.	8/4/15	(411)
USD	111,227	BRL	352,349	Citibank, N.A.	8/4/15	(581)
USD	125,556	BRL	397,825	Citibank, N.A.	8/4/15	(681)
USD	115,225	BRL	366,071	Citibank, N.A.	8/4/15	(936)
USD	394,545	ZAR	4,935,060	Citibank, N.A.	8/24/15	(7,109)
ZAR	4,935,060	USD	394,336	Citibank, N.A.	8/24/15	7,319
ZAR	7,885,826	USD	635,251	Citibank, N.A.	9/16/15	3,977
CNY	9,831,811	USD	1,593,177	Citibank, N.A.	10/15/15	5,310
CNY	9,826,541	USD	1,593,381	Citibank, N.A.	10/15/15	4,249
CNY	9,826,542	USD	1,593,536	Citibank, N.A.	10/15/15	4,094
KRW	153,748,250	USD	137,000	Citibank, N.A.	10/15/15	49
KRW	111,224,000	USD	100,000	Citibank, N.A.	10/15/15	(856)
KRW	307,674,980	USD	277,000	Citibank, N.A.	10/15/15	(2,742)
KRW	1,666,356,400	USD	1,490,000	Citibank, N.A.	10/15/15	(4,630)
KRW	761,433,630	USD	691,000	Citibank, N.A.	10/15/15	(12,267)
USD	1,179,260	KRW	1,317,728,415	Citibank, N.A.	10/15/15	4,653
USD	1,179,218	KRW	1,317,728,414	Citibank, N.A.	10/15/15	4,610
USD	1,148,142	KRW	1,283,852,908	Citibank, N.A.	10/15/15	3,731
USD	876,000	CNY	5,386,261	Citibank, N.A.	10/15/15	285
USD	105,000	KRW	117,489,750	Citibank, N.A.	10/15/15	271
USD	15,000	CNY	92,218	Citibank, N.A.	10/15/15	7
USD	349,297	CNY	2,150,100	Citibank, N.A.	10/15/15	(273)
USD	175,000	CNY	1,078,543	Citibank, N.A.	10/15/15	(353)
USD	320,000	CNY	1,975,411	Citibank, N.A.	10/15/15	(1,169)
USD	1,898,000	CNY	11,700,031	Citibank, N.A.	10/15/15	(4,228)

Total						$(22,201)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Financial futures contracts as of June 30, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Thirty Year U.S. Treasury Bonds	6	September, 2015	$ (3,077)	USD	927,452	Citigroup Global Markets, Inc.

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
Five Year U.S. Treasury Bonds	10	September, 2015	$ (8,828)	USD	1,183,751	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	4	September, 2015	(2,375)	USD	502,312	Citigroup Global Markets, Inc.

Total			$(11,203)

Interest rate swaps as of June 30, 2015:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
12.53%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	7,900(a)	$(48,936)
13.51%	BRL-CDI	Citigroup Global	1/2/17	BRL	7,800(a)	(12,931)
		Markets, Inc.
13.54%	BRL-CDI	HSBC Bank Plc	1/2/17	BRL	6,000(a)	(10,428)
4.11%	CLP-ICP-CAMARA	BNP Paribas SA	1/21/16	CLP	2,155,900(b)	(20,262)
3.18%	CNY-CNREPOFIX	JPMorgan Chase	3/13/20	CNY	3,790(a)	(9,067)
	=CFXS-Reuters	Bank, N.A.
8.41%	INR-MIBOR-OIS-	Deutsche Bank AG	9/9/18	INR	220,810(a)	114,821
	COMPOUND
6.21%	MXN-TIIE-Banxico	Deutsche Bank AG	12/5/24	MXN	5,000(b)	1,695
4.02%	MYR-KLIBOR-BNM	HSBC Bank Plc	6/16/20	MYR	1,950(b)	(2,265)

Total						$ 12,627

(a) The Counterparty pays the fixed rate on these swaps.

(b) The Fund pays the fixed rate on these swaps.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

June 30, 2015 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

CNREPOFIX=CFXS - Chinese Renminbi Repo Rate=Chinese Foreign Exchange Trade System

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

MYR-KLIBOR-BNM - Kuala Lumpur Interbank Offered Rate of Bank Negara Malaysia for Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	68.96%
Energy	7.29%
Utilities	1.35%
Financials	1.10%
Industrials	0.82%
Other*	20.48%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, futures, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 90.66%
Argentina — 0.83%
$ 169,000	YPF SA, 8.50%, 7/28/25	$166,254

Barbados — 1.08%
200,000	Columbus International, Inc., 7.38%, 3/30/21	216,000

Brazil — 11.36%
200,000	Banco do Brasil SA, 5.88%, 1/26/22	198,260
320,000(a)	BRF SA, 7.75%, 5/22/18	85,632
200,000	Caixa Economica Federal, 7.25%, 7/23/24(b)	194,000
200,000	Cosan Overseas Ltd., 8.25%, 11/29/49	199,000
200,000	Klabin Finance SA, 5.25%, 7/16/24	194,500
255,000	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21	195,075
300,000	Odebrecht Finance Ltd., 7.13%, 6/26/42	227,250
300,000(a)	Odebrecht Finance Ltd., 8.25%, 4/25/18	67,544
220,000(c)	Petrobras Global Finance BV, 2.75%, 1/15/18	235,457
75,000	Petrobras Global Finance BV, 4.88%, 3/17/20	71,303
57,000	Petrobras Global Finance BV, 5.38%, 1/27/21	54,572
161,000	Petrobras Global Finance BV, 6.85%, 6/5/99	132,166
20,000	Petrobras Global Finance SA, 8.38%, 12/10/18	21,828
200,000	TAM Capital 3, Inc., 8.38%, 6/3/21	208,000
200,000	Votorantim Cimentos SA, 7.25%, 4/5/41	195,120

		2,279,707

Chile — 4.35%
200,000	AES Gener SA, 8.38%, 12/18/73(b)	216,750
200,000	Empresa Electrica Guacolda SA, 4.56%, 4/30/25	193,750
250,000	Guanay Finance Ltd., 6.00%, 12/15/20	258,125
200,000	VTR Finance BV, 6.88%, 1/15/24	205,000

		873,625

China — 7.19%
200,000	Alibaba Group Holding Ltd., 3.60%, 11/28/24	192,244
200,000	Bank of China Ltd., 5.00%, 11/13/24	203,878
200,000	China Construction Bank Corp., 3.88%, 5/13/25(b)	199,117
200,000	China Overseas Finance Cayman VI Ltd., 6.45%, 6/11/34	211,618
200,000	China Resources Power East Foundation Co. Ltd., 7.25%, 5/9/16(b)	204,000
200,000	Citic Ltd., 8.63%, 5/29/49(b)	229,500
200,000	Greenland Global Investment Ltd., 5.88%, 7/3/24	202,891

		1,443,248

Colombia — 4.30%
100,000	Colombia Telecomunicaciones SA ESP, 8.50%, 12/29/49(b)	103,500
170,000	Ecopetrol SA, 5.38%, 6/26/26	167,875
300,000	Empresa de Energia de Bogota SA ESP, 6.13%, 11/10/21	318,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

126,000,000(a)	Empresa de Telecomunicaciones de Bogota, 7.00%, 1/17/23	$44,660
201,000,000(a)	Empresas Publicas de Medellin ESP, 7.63%, 9/10/24	73,858
34,000,000(a)	Empresas Publicas de Medellin ESP, 8.38%, 2/1/21	13,547
$ 170,000	Pacific Rubiales Energy Corp., 7.25%, 12/12/21	142,375

		863,815

Guatemala — 1.05%
200,000	Comcel Trust, 6.88%, 2/6/24	210,750

Hong Kong — 0.51%
100,000	Noble Group Ltd., 6.75%, 1/29/20	103,250

India — 6.03%
200,000	Bharat Petroleum Corp. Ltd., 4.00%, 5/8/25	191,354
200,000	Bharti Airtel International Netherlands BV, 5.13%, 3/11/23	208,883
200,000	Bharti Airtel Ltd., 4.38%, 6/10/25(d)	196,729
200,000	Greenko Dutch BV, 8.00%, 8/1/19	185,000
400,000	Vedanta Resources Plc, 9.50%, 7/18/18	429,000

		1,210,966

Indonesia — 2.08%
400,000	Listrindo Capital BV, 6.95%, 2/21/19	418,000

Israel — 3.77%
20,000	Delek & Avner Tamar Bond Ltd., 5.08%, 12/30/23(d)	20,100
255,714	Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/25(d)	256,993
249,000	Israel Electric Corp. Ltd., 5.00%, 11/12/24(d)	252,424
200,000	Israel Electric Corp. Ltd., 6.88%, 6/21/23	227,250

		756,767

Jamaica — 0.98%
200,000	Digicel Ltd., 6.75%, 3/1/23	196,000

Korea — 1.13%
230,000	Woori Bank, 5.00%, 6/10/45(b)(d)	227,125

Luxembourg — 1.02%
200,000	Millicom International Cellular SA, 6.63%, 10/15/21	204,500

Macau — 0.94%
200,000	MCE Finance Ltd., 5.00%, 2/15/21	189,500

Mexico — 8.58%
250,000	BBVA Bancomer SA, 6.75%, 9/30/22	275,325
200,000	Cemex Espana SA, 9.88%, 4/30/19	218,840
240,000	Cemex Finance LLC, 9.38%, 10/12/22	267,600

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 198,547	Fermaca Enterprises S de RL de CV, 6.38%, 3/30/38	$202,022
196,824	Mexico Generadora de Energia S de rl, 5.50%, 12/6/32	190,919
200,000	Offshore Drilling Holding SA, 8.38%, 9/20/20	178,500
200,000	Petroleos Mexicanos, 4.50%, 1/23/26	195,200
50,000	Petroleos Mexicanos, 5.63%, 1/23/46	46,500
1,410,000(a)	Petroleos Mexicanos, 7.47%, 11/12/26	84,827
55,000	Southern Copper Corp., 5.25%, 11/8/42	47,731
225,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(e)	15,750

		1,723,214

Morocco — 0.94%
200,000	OCP SA, 4.50%, 10/22/25	189,500

Nigeria — 0.96%
200,000	Zenith Bank Plc, 6.25%, 4/22/19	192,000

Peru — 0.61%
110,000	Banco de Credito del Peru, 6.88%, 9/16/26(b)	122,100

Philippines — 2.10%
200,000	FPC Finance Ltd., 6.00%, 6/28/19	213,500
200,000	Royal Capital B.V., 6.25%, 1/29/49(b)	209,000

		422,500

Qatar — 2.40%
200,000	Ooredoo International Finance Ltd., 3.88%, 1/31/28	189,500
250,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	291,562

		481,062

Russia — 10.12%
200,000	ALROSA Finance SA, 7.75%, 11/3/20	208,000
200,000	Evraz Group SA, 6.50%, 4/22/20	180,000
200,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	183,250
50,000	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	45,813
140,000	Gazprom OAO Via Gaz Capital SA, 7.29%, 8/16/37	137,998
240,000	Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	266,400
100,000	Rosneft Finance SA, 7.88%, 3/13/18	104,500
200,000	Rosneft Oil Co. Via Rosneft International Finance Ltd., 3.15%, 3/6/17	195,250
210,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.30%, 12/27/17	205,859
120,000(c)	Russian Railways Via RZD Capital Plc, 3.37%, 5/20/21	116,390
200,000	Sibur Securities Ltd., 3.91%, 1/31/18	186,500
200,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,500

		2,030,460

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Singapore — 5.06%
$ 200,000	Oversea-Chinese Banking Corp. Ltd., 3.15%, 3/11/23(b)	$203,280
400,000	Puma International Financing SA, 6.75%, 2/1/21	407,000
200,000	STATS ChipPAC Ltd., 4.50%, 3/20/18	200,500
200,000	United Overseas Bank Ltd., 3.75%, 9/19/24(b)	204,120

		1,014,900

South Africa — 3.28%
420,000	AngloGold Ashanti Holdings Plc, 8.50%, 7/30/20	462,000
200,000	Eskom Holdings SOC Ltd., 5.75%, 1/26/21	196,120

		658,120

Thailand — 1.03%
200,000	Krung Thai Bank Public Co. Ltd., 5.20%, 12/26/24(b)	206,440

Turkey — 3.51%
300,000(a)	Akbank TAS, 7.50%, 2/5/18	100,597
210,000	Turk Telekomunikasyon AS, 4.88%, 6/19/24	208,425
200,000	Turkiye Is Bankasi, 5.00%, 6/25/21	199,000
200,000	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/1/22	195,872

		703,894

United Arab Emirates — 3.95%
168,123	Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A Pass Through Trust, 5.13%, 11/30/22	176,109
370,000	DP World Ltd., 6.85%, 7/2/37	401,450
200,000	MAF Global Securities Ltd., 7.13%, 10/29/49(b)	215,000

		792,559

United Kingdom — 1.06%
200,000	Sable International Finance Ltd., 8.75%, 2/1/20	213,500

Venezuela — 0.44%
250,000	Petroleos de Venezuela SA, 6.00%, 5/16/24	89,125

Total Corporate Bonds		18,198,881

(Cost $18,580,826)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Investment Company — 3.15%
631,613	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	$631,613

Total Investment Company		631,613

(Cost $631,613)

Contracts
Call Options Purchased — 0.04%
13	U.S. Treasury 10 Year Futures Option, Strike Price USD 127.50, Expires 8/21/15	8,125

Total Call Options Purchased		8,125

(Cost $4,266)

Total Investments		$18,838,619
(Cost $19,216,705)(f) — 93.85%

Other assets in excess of liabilities — 6.15%		1,234,854

NET ASSETS — 100.00%		$20,073,473

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(c)	Principal amount denoted in Euros.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of June 30, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Ten Year U.S. Treasury Bonds	20	September, 2015	$1,125	USD	2,522,313	Citigroup Global Markets, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Foreign currency exchange contracts as of June 30, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	519,804	USD	170,149	Citibank, N.A.	7/2/15	$(3,150)
BRL	234,275	USD	78,611	Citibank, N.A.	7/2/15	(3,345)
COP	23,600,298	USD	9,042	Citibank, N.A.	7/2/15	15
COP	2,558,000	USD	1,000	Citibank, N.A.	7/2/15	(18)
COP	7,650,000	USD	3,000	Citibank, N.A.	7/2/15	(64)
COP	35,993,199	USD	13,989	Citibank, N.A.	7/2/15	(176)
COP	25,782,309	USD	10,071	Citibank, N.A.	7/2/15	(177)
COP	23,681,043	USD	9,425	Citibank, N.A.	7/2/15	(338)
COP	26,010,425	USD	10,338	Citibank, N.A.	7/2/15	(356)
COP	35,751,866	USD	14,081	Citibank, N.A.	7/2/15	(361)
COP	38,100,000	USD	15,000	Citibank, N.A.	7/2/15	(379)
COP	35,656,362	USD	14,088	Citibank, N.A.	7/2/15	(404)
COP	98,980,012	USD	40,901	Citibank, N.A.	7/2/15	(2,916)
COP	136,350,808	USD	56,413	Citibank, N.A.	7/2/15	(4,087)
COP	361,230,877	USD	143,062	Citibank, N.A.	7/2/15	(4,436)
EUR	220,000	USD	246,877	Citibank, N.A.	7/2/15	(1,603)
MXN	442,007	USD	28,912	Citibank, N.A.	7/2/15	(794)
MXN	453,435	USD	30,000	Citibank, N.A.	7/2/15	(1,155)
MXN	452,430	USD	30,000	Citibank, N.A.	7/2/15	(1,219)
MXN	766,230	USD	50,000	Citibank, N.A.	7/2/15	(1,257)
MXN	751,125	USD	50,000	Citibank, N.A.	7/2/15	(2,218)
MXN	902,076	USD	60,000	Citibank, N.A.	7/2/15	(2,616)
MXN	1,391,562	USD	91,572	Citibank, N.A.	7/2/15	(3,049)
TRY	275,312	USD	100,821	Citibank, N.A.	7/2/15	1,838
TRY	94,670	USD	34,000	Citibank, N.A.	7/2/15	1,301
TRY	182,215	USD	66,960	Citibank, N.A.	7/2/15	985
TRY	21,559	USD	8,000	Citibank, N.A.	7/2/15	39
TRY	281,670	USD	105,596	Citibank, N.A.	7/2/15	(566)
TRY	424,160	USD	160,000	Citibank, N.A.	7/2/15	(1,838)
TRY	127,280	USD	50,000	Citibank, N.A.	7/2/15	(2,540)
USD	271,019	COP	656,949,199	Citibank, N.A.	7/2/15	18,908
USD	122,367	TRY	300,044	Citibank, N.A.	7/2/15	10,486
USD	113,535	TRY	286,562	Citibank, N.A.	7/2/15	6,681
USD	60,000	COP	147,060,000	Citibank, N.A.	7/2/15	3,564
USD	60,000	MXN	898,332	Citibank, N.A.	7/2/15	2,854
USD	50,179	MXN	749,814	Citibank, N.A.	7/2/15	2,480
USD	50,000	MXN	750,950	Citibank, N.A.	7/2/15	2,229
USD	77,313	BRL	234,275	Citibank, N.A.	7/2/15	2,047
USD	90,000	MXN	1,391,562	Citibank, N.A.	7/2/15	1,478
USD	30,000	MXN	449,790	Citibank, N.A.	7/2/15	1,387
USD	87,804	BRL	269,075	Citibank, N.A.	7/2/15	1,358
USD	30,000	MXN	451,848	Citibank, N.A.	7/2/15	1,256
USD	49,596	ZAR	588,700	Citibank, N.A.	7/2/15	1,225
USD	54,350	TRY	142,872	Citibank, N.A.	7/2/15	1,075
USD	30,000	MXN	457,869	Citibank, N.A.	7/2/15	873

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	34,162	EUR	30,000	Citibank, N.A.	7/2/15	$ 715
USD	50,000	TRY	132,420	Citibank, N.A.	7/2/15	623
USD	14,000	COP	35,336,000	Citibank, N.A.	7/2/15	439
USD	5,000	COP	12,000,000	Citibank, N.A.	7/2/15	395
USD	50,000	TRY	134,012	Citibank, N.A.	7/2/15	29
USD	570	MXN	8,700	Citibank, N.A.	7/2/15	17
USD	2,000	BRL	6,237	Citibank, N.A.	7/2/15	(4)
USD	76,000	BRL	244,492	Citibank, N.A.	7/2/15	(2,548)
USD	150,000	TRY	410,955	Citibank, N.A.	7/2/15	(3,238)
USD	207,176	EUR	190,000	Citibank, N.A.	7/2/15	(4,652)
ZAR	588,700	USD	50,000	Citibank, N.A.	7/2/15	(1,629)
EUR	362,000	USD	402,509	Citibank, N.A.	7/23/15	1,194
USD	1,012,930	EUR	899,000	Citibank, N.A.	7/23/15	10,362
USD	141,520	COP	361,230,877	Citibank, N.A.	10/2/15	4,301
USD	164,730	BRL	519,804	Citibank, N.A.	10/2/15	3,287
USD	90,972	MXN	1,391,562	Citibank, N.A.	10/2/15	3,028
USD	65,236	TRY	182,215	Citibank, N.A.	10/2/15	(938)

Total						$34,398

Interest rate swap as of June 30, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
13.45%	BRL-CDI	Deutsche Bank AG	1/2/18	BRL	450(a)	$(672)

(a) The Fund pays the fixed rate on this swap.

Credit default swaps as of June 30, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Indonesia Government International Bond	BNP Paribas SA	9/20/20	Buy	USD	250	$ 8,321
1.00%	Russian Foreign Bond - Eurobond	BNP Paribas SA	9/20/20	Buy	USD	185	20,054
1.00%	South Africa Government International Bond	BNP Paribas SA	9/20/20	Buy	USD	210	10,621

Total (Premiums received $43,757)							$38,996

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

June 30, 2015 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

COP - Colombian Peso

EUR - Euro

MXN - Mexican Peso

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	22.42%
Energy	21.19%
Utilities	12.49%
Telecom Services	11.85%
Materials	9.66%
Consumer Staples	5.52%
Industrials	4.55%
Consumer Discretionary	1.98%
Information Technology	1.00%
Other*	9.34%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, options, futures, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Bank Loans — 8.75%
Netherlands — 0.75%
60,795(a)	Ziggo BV Term Loan B1, 3.50%, 1/15/22(b)	$67,280
39,165(a)	Ziggo BV Term Loan B2, 3.50%, 1/15/22(b)	43,343
110,040(a)	Ziggo BV Term Loan B3, 2.75%, 1/15/22(b)	121,778

		232,401

United States — 8.00%
$ 178,982	Aramark Corp. Term Loan, 0.00%, 2/24/21(b)	178,055
228,571	Ardent Medical Services, Inc. 2nd Lien Term Loan, 11.00%, 1/2/19(b)	229,428
80,000	CommScope, Inc. Term Loan, 0.00%, 12/31/31(b)	79,834
148,421	Hilton Worldwide Holdings, Inc. Term Loan, 0.00%, 10/25/20(b)	148,445
252,000	Level 3 Financing, Inc. Term Loan B2, 0.00%, 5/31/22(b)	250,057
105,052	NewPage Corp. Term Loan, 0.00%, 5/30/17(b)	84,252
340,000	PetSmart, Inc. Term Loan B1, 0.00%, 3/10/22(b)	339,065
170,194	Rue21, Inc. Term Loan, 0.00%, 10/10/20(b)	155,423
347,824	SBA Communications Corp. Term Loan B1A, 3.25%, 3/31/21(b)	344,189
310,000	Staples, Inc. Term Loan B, 0.00%, 4/24/21(b)	309,290
180,000	Valeant Pharmaceuticals International, Inc. Series E1 Tranche B Term Loan, 0.00%, 8/5/20(b)	179,181
179,100	Vertellus Specialties, Inc. Term Loan, 0.00%, 10/10/19(b)	168,354

		2,465,573

Total Bank Loans		2,697,974

(Cost $2,760,078)

Corporate Bonds — 76.87%
Australia — 0.45%
130,000	TFS Corp. Ltd., 11.00%, 7/15/18(c)	138,775

Barbados — 0.70%
200,000	Columbus International, Inc., 7.38%, 3/30/21	216,000

Belgium — 1.01%
300,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23(c)	311,250

Canada — 4.11%
182,000	1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22(c)	187,460
500,000(d)	Great Canadian Gaming Corp., 6.63%, 7/25/22(c)	415,332
165,000	Mood Media Corp., 9.25%, 10/15/20(c)	140,250
290,000	Paramount Resources Ltd., 6.88%, 6/30/23(c)	291,450
80,000	Seven Generations Energy Ltd., 6.75%, 5/1/23(c)	79,983
153,068	Videotron Ltd., 5.38%, 6/15/24(c)	153,451

		1,267,926

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Colombia — 0.47%
$ 200,000	Pacific Rubiales Energy Corp., 5.63%, 1/19/25	$145,000

France — 2.98%
200,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(c)	213,000
280,000(a)	Numericable Group SA, 5.63%, 5/15/24	314,110
400,000	Numericable Group SA, 6.00%, 5/15/22(c)	392,000

		919,110

Germany — 3.58%
150,000(a)	Hypo Real Estate International Trust I, 5.86%, 6/14/49	155,522
410,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	465,088
290,000(e)	UPC Holding BV, 6.75%, 3/15/23	336,154
150,000	ZF North America Capital, Inc., 4.50%, 4/29/22(c)	146,933

		1,103,697

Ireland — 1.01%
270,000(a)	Baggot Securities Ltd., 10.24%, 12/29/49	310,793

Italy — 2.27%
630,000(a)	Wind Acquisition Finance SA, 4.00%, 7/15/20	698,845

Jamaica — 1.58%
200,000	Digicel Ltd., 6.00%, 4/15/21	191,500
300,000	Digicel Ltd., 6.75%, 3/1/23(c)	294,000

		485,500

Mexico — 0.06%
280,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22(f)	19,600

Netherlands — 1.43%
100,000(a)	UPCB Finance IV Ltd., 4.00%, 1/15/27	104,796
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(c)	190,500
135,000	UPCB Finance V Ltd., 7.25%, 11/15/21(c)	144,787

		440,083

Switzerland — 0.66%
200,000	UBS Group AG, 7.00%, 12/29/49(b)	202,250

United Kingdom — 8.26%
225,000	CEVA Group Plc, 7.00%, 3/1/21(c)	219,375
370,000	EnQuest Plc, 7.00%, 4/15/22(c)	294,150
100,000(g)	Equiniti Newco 2 Plc, 7.13%, 12/15/18	157,910
110,000(g)	F&C Asset Management Plc, 6.75%, 12/20/26(b)	180,268
380,000	International Game Technology Plc, 6.50%, 2/15/25(c)	351,500

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

101,000(g)	Johnston Press Bond Plc, 8.63%, 6/1/19	$153,934
$ 371,000	Lloyds Banking Group Plc, 7.50%, 6/27/24(b)	382,130
61,220(g)	Priory Group No. 3 Plc, 7.00%, 2/15/18	99,558
50,000(a)	Rexam Plc, 6.75%, 6/29/67(b)	56,646
140,000(a)	Virgin Media Finance Plc, 4.50%, 1/15/25	154,909
200,000	Virgin Media Secured Finance Plc, 5.50%, 1/15/25(c)	202,750
180,000(g)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	294,136

		2,547,266

United States — 48.30%
360,000	ADT Corp. (The), 4.13%, 6/15/23	336,600
390,000	Alliance Data Systems Corp., 5.38%, 8/1/22(c)	384,150
240,000	Altice US Finance I Corp., 5.38%, 7/15/23(c)	234,086
275,000	AMC Entertainment, Inc., 5.88%, 2/15/22	279,125
300,000	Amsurg Corp., 5.63%, 7/15/22	302,625
240,000	Apex Tool Group LLC, 7.00%, 2/1/21(c)	213,600
150,000	Audatex North America, Inc., 6.00%, 6/15/21(c)	154,125
150,000	Audatex North America, Inc., 6.13%, 11/1/23(c)	154,125
237,000	BakerCorp International, Inc., 8.25%, 6/1/19	202,635
220,000	Berry Plastics Corp., 5.50%, 5/15/22	220,825
400,000	Blackboard, Inc., 7.75%, 11/15/19(c)	376,000
74,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	72,705
210,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(c)	190,706
230,000	CHS/Community Health Systems, Inc., 5.13%, 8/15/18	235,750
53,000	CHS/Community Health Systems, Inc., 7.13%, 7/15/20	56,153
94,000	Cinemark USA, Inc., 4.88%, 6/1/23	90,357
300,000	CommScope Technologies Finance LLC, 6.00%, 6/15/25(c)	298,875
70,000	CommScope, Inc., 4.38%, 6/15/20(c)	70,700
156,000	DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	150,150
200,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 7/15/23(c)	204,500
300,000	Envision Healthcare Corp., 5.13%, 7/1/22(c)	302,250
140,000	Equinix, Inc., 5.75%, 1/1/25	138,600
230,000	ESH Hospitality, Inc., 5.25%, 5/1/25(c)	223,675
250,000	Halcon Resources Corp., 8.63%, 2/1/20(c)	246,875
80,000	HCA, Inc., 5.00%, 3/15/24	81,400
185,000	HCA, Inc., 5.88%, 5/1/23	196,563
490,000	HD Supply, Inc., 7.50%, 7/15/20	518,175
140,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	145,418
277,900	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	254,279
350,000	Kenan Advantage Group, Inc. (The), 8.38%, 12/15/18(c)	364,437
120,000	Level 3 Communications, Inc., 5.75%, 12/1/22	119,100
150,000	Level 3 Financing, Inc., 5.38%, 8/15/22	151,500
210,000	Level 3 Financing, Inc., 7.00%, 6/1/20	222,863
210,000(a)	LGE HoldCo VI BV, 7.13%, 5/15/24	260,165
272,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(c)	272,683
270,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(c)	260,550

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 192,000	Memorial Resource Development Corp., 5.88%, 7/1/22	$185,414
225,000	MGM Resorts International, 6.00%, 3/15/23	227,813
370,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	332,075
110,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	91,300
370,000	Momentive Performance Materials, Inc., 8.88%, 10/15/20(f)(h)	0
295,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(c)	289,100
330,000	Onex York Acquisition Corp., 8.50%, 10/1/22(c)	290,813
171,000	Overseas Shipholding Group, Inc., 8.13%, 3/30/18(f)	176,557
180,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	179,100
348,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	381,930
70,000	Plantronics, Inc., 5.50%, 5/31/23(c)	70,875
150,000	Rite Aid Corp., 6.13%, 4/1/23(c)	154,500
220,000	Rosetta Resources, Inc., 5.88%, 6/1/24	237,050
160,000	SandRidge Energy, Inc., 8.75%, 6/1/20(c)	145,200
108,000	SBA Communications Corp., 4.88%, 7/15/22	105,165
110,000	SBA Communications Corp., 5.63%, 10/1/19	114,400
142,000	SBA Telecommunications, Inc., 5.75%, 7/15/20	147,325
100,000(a)	Sealed Air Corp., 4.50%, 9/15/23(c)	112,879
160,000	Sealed Air Corp., 4.88%, 12/1/22(c)	157,600
35,000	Sirius XM Radio, Inc., 5.88%, 10/1/20(c)	35,875
180,000	Spectrum Brands, Inc., 5.75%, 7/15/25(c)	182,700
158,000	Sprint Corp., 7.25%, 9/15/21	154,050
220,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(c)	228,800
260,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(c)	250,250
340,000	Tenet Healthcare Corp., 5.00%, 3/1/19(c)	340,000
130,000	Tenet Healthcare Corp., 6.75%, 6/15/23(c)	132,600
140,000	Tenet Healthcare Corp., 8.00%, 8/1/20	145,775
220,000	TransDigm, Inc., 5.50%, 10/15/20	218,625
72,000	TransDigm, Inc., 6.00%, 7/15/22	71,100
48,000	United Rentals North America, Inc., 7.38%, 5/15/20	51,215
300,000	United Surgical Partners International, Inc., 9.00%, 4/1/20	320,250
620,000(a)	VRX Escrow Corp., 4.50%, 5/15/23	668,744
257,000(a)	VWR Funding, Inc., 4.63%, 4/15/22	278,638
430,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23(c)	424,711

		14,888,754

Total Corporate Bonds		23,694,849

(Cost $24,205,388)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 0.17%
Germany — 0.01%
1,929	Telegate AG	$2,688

Italy — 0.13%
9,304,599	Seat Pagine Gialle SpA*	40,456

United States — 0.03%
13	CEVA Holdings LLC*	10,064

Total Common Stocks		53,208

(Cost $46,901)

Warrants/Rights — 0.04%
Australia — 0.04%
48,100	TFS Corp. Ltd. Warrants, Expire 7/15/18*	12,061

Total Warrants/Rights		12,061

(Cost $0)

Investment Company — 11.47%
3,536,037	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	3,536,037

Total Investment Company		3,536,037

(Cost $3,536,037)

Preferred Stocks — 0.30%
United States — 0.30%
121	CEVA Holdings LLC, Series A-2*	93,460

Total Preferred Stocks		93,460

(Cost $103,184)
Contracts
Put Options Purchased — 0.08%
7	S & P 500 Index, Strike Price USD 2,075.00, Expires 7/17/15	25,410

Total Put Options Purchased		25,410

(Cost $17,590)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2015 (Unaudited)

Value

Total Investments	$30,112,999
(Cost $30,669,178)(i) — 97.68%

Other assets in excess of liabilities — 2.32%	713,888

NET ASSETS — 100.00%	$30,826,887

*	Non-income producing security.
(a)	Principal amount denoted in Euros.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Principal amount denoted in Canadian Dollars.
(e)	Principal amount denoted in Swiss Francs.
(f)	Issuer filed for bankruptcy and/or is in default of interest payments.
(g)	Principal amount denoted in British Pounds.
(h)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	45,000	USD	51,092	Citibank, N.A.	7/23/15	$ (908)
USD	10,820	AUD	14,000	Citibank, N.A.	7/23/15	33
USD	421,091	CAD	520,000	Citibank, N.A.	7/23/15	4,894
USD	342,980	CHF	319,000	Citibank, N.A.	7/23/15	1,474
USD	4,586,992	EUR	4,071,000	Citibank, N.A.	7/23/15	46,997
USD	40,027	EUR	36,000	Citibank, N.A.	7/23/15	(120)
USD	986,884	GBP	633,000	Citibank, N.A.	7/23/15	(7,549)

Total						$44,821

Options written as of June 30, 2015:

Contracts	Put Options	Value
(7)	S & P 500 Index, Strike Price USD 1,975.00, Expires 7/17/15	$(6,293)

Total (Premiums received $(5,080))		$(6,293)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

June 30, 2015 (Unaudited)

Credit default swaps as of June 30, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	ArcelorMittal SA	JPMorgan Chase Bank, N.A.	6/20/20	Buy	EUR	120	$ 9,528
5.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	3/20/20	Buy	EUR	33	(5,252)
5.00%	CNH Industrial Finance Europe SA	Barclays Bank Plc	6/20/20	Buy	EUR	73	(11,834)
5.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	6/20/20	Buy	EUR	33	(5,349)
5.00%	Grupo Isolux Corsan Finance BV	Barclays Bank Plc	6/20/20	Buy	EUR	17	4,401

Total (Premiums received $(9,495))							$ (8,506)

Abbreviations used are defined below:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Telecom Services	23.49%
Financials	14.93%
Consumer Discretionary	12.85%
Health Care	10.50%
Industrials	7.69%
Energy	6.01%
Consumer Staples	5.33%
Information Technology	2.46%
Materials	1.82%
Utilities	1.01%
Other*	13.91%

100.00%

*    Includes cash, interest and dividend receivable, pending trades and Fund share transactions, Investment Company, credit default swaps, options, warrants, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Convertible Bonds — 83.87%
Australia — 1.18%
100,000(a)	CFS Retail Property Trust Group, 5.75%, 7/4/16	$83,038
$ 200,000	Drillsearch Finance Pty. Ltd., 6.00%, 9/1/18	194,000

		277,038

Austria — 1.65%
200,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	250,284
27,444(b)	IMMOFINANZ AG, 4.25%, 3/8/18	136,458

		386,742

China — 7.51%
300,000	Billion Express Investments Ltd., 0.75%, 10/18/15	301,500
1,000,000(c)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	159,249
193,000	Ctrip.com International Ltd., 1.00%, 7/1/20(d)	186,998
100,000	Ctrip.com International Ltd., 1.25%, 10/15/18	113,875
241,000	Ctrip.com International Ltd., 1.99%, 7/1/25(d)	233,023
250,000	ENN Energy Holdings Ltd., 4.22%, 2/26/18(e)	282,813
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21(d)	183,250
2,000,000(f)	Shenzhou International Group Holdings Ltd., 0.50%, 6/18/19	298,972

		1,759,680

Cyprus — 0.55%
100,000(b)	Primecity Investment Plc, 4.00%, 11/13/19	129,323
France — 1.58%
7,809(b)	Air France-KLM, 2.03%, 12/15/23	89,845
31,802(b)	Alcatel-Lucent, 4.25%, 7/1/18	141,577
709(b)	Misarte, 3.25%, 1/1/16	137,634

		369,056

Germany — 1.77%
100,000(b)	Deutsche Wohnen AG, 0.50%, 11/22/20	146,185
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	267,500

		413,685

Hong Kong — 5.65%
250,000	Asia View Ltd., 1.50%, 8/8/19	278,125
2,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	328,979
200,000	China Overseas Finance Investment Cayman IV Ltd., 0.00%, 2/4/21(e)	236,500
220,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	213,400
2,000,000(f)	Shine Power International Ltd., 0.50%, 7/28/19(e)	266,398

		1,323,402

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Japan — 7.84%
10,000,000(a)	Asics Corp., 6.78%, 3/1/19(e)	$103,526
10,000,000(a)	Chugoku Electric Power Co., Inc. (The), 0.49%, 3/25/20(e)	88,655
10,000,000(a)	Chugoku Electric Power Co., Inc. (The), 0.80%, 3/23/18(e)	86,101
$ 100,000	Gunma Bank Ltd. (The), 0.49%, 10/11/19(e)	117,900
20,000,000(a)	Kawasaki Kisen Kaisha Ltd., 1.40%, 9/26/18(e)	179,352
10,000,000(a)	Resorttrust, Inc., 0.49%, 12/1/21(e)	90,738
10,000,000(a)	SBI Holdings, Inc., 0.62%, 11/2/17(e)	95,436
20,000,000(a)	Takashimaya Co. Ltd., 1.32%, 12/11/20(e)	179,924
20,000,000(a)	Terumo Corp., 0.35%, 12/6/21(e)	170,364
10,000,000(a)	Terumo Corp., 0.59%, 12/4/19(e)	85,080
20,000,000(a)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(e)	170,772
10,000,000(a)	Toppan Printing Co. Ltd., 1.02%, 12/19/19(e)	88,818
10,000,000(a)	Toray Industries, Inc., 0.34%, 8/30/19(e)	99,236
10,000,000(a)	Toray Industries, Inc., 0.47%, 8/31/21(e)	103,873
20,000,000(a)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(e)	176,901

		1,836,676

Malaysia — 2.73%
400,000	Cahaya Capital Ltd., 0.26%, 9/18/21(e)	399,000
300,000(g)	Indah Capital Ltd., 0.31%, 10/24/18(e)	240,004

		639,004

Mexico — 1.91%
381,000	Cemex SAB de CV, 3.75%, 3/15/18	448,199

Netherlands — 2.96%
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	90,303
420,000	NXP Semiconductor NV, 1.00%, 12/1/19(d)	486,150
100,000(b)	Vastned Retail NV, 1.88%, 4/10/19	117,450

		693,903

Norway — 1.82%
200,000	Golden Ocean Group Ltd., 3.07%, 1/30/19	166,500
200,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	260,597

		427,097

Philippines — 0.91%
200,000	AYC Finance Ltd., 0.50%, 5/2/19	213,750

Singapore — 2.02%
100,000	Olam International Ltd., 6.00%, 10/15/16	102,250
500,000(a)	Suntec Real Estate Investment Trust, 1.40%, 3/18/18	369,752

		472,002

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount	Value

South Africa — 1.45%
200,000(b)	Steinhoff Finance Holding GmbH, 4.00%, 1/30/21	$340,030

Switzerland — 1.06%
70,000(a)	BKW AG, 0.13%, 9/30/20	77,959
155,000(a)	Schindler Holding AG, 0.38%, 6/5/17	169,713

		247,672

Taiwan — 3.57%
$ 200,000	Advanced Semiconductor Engineering, Inc., 0.00%, 9/5/18(e)	260,000
200,000	Epistar Corp., 1.85%, 8/7/18(e)	197,500
250,000	Siliconware Precision Industries Co. Ltd., 1.00%, 10/31/19(e)	267,500
100,000	Zhen Ding Technology Holding Ltd., 0.07%, 6/26/19(e)	110,750

		835,750

United Arab Emirates — 1.81%
200,000	DP World Ltd., 1.75%, 6/19/24	216,300
200,000	National Bank of Abu Dhabi PJSC, 1.00%, 3/12/18	208,000

		424,300

United Kingdom — 2.12%
100,000(h)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	162,498
100,000(h)	INTU Jersey Ltd., 2.50%, 10/4/18	169,851
100,000(h)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	164,784

		497,133

United States — 33.78%
160,000	Akamai Technologies, Inc., 0.25%, 2/15/19(e)	167,000
24,000	Anacor Pharmaceuticals, Inc., 2.00%, 10/15/21(d)	60,555
150,000	Ares Capital Corp., 4.38%, 1/15/19	152,719
26,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18	40,073
77,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	122,623
300,000	Cardtronics, Inc., 1.00%, 12/1/20	294,375
150,000	Cepheid, Inc., 1.25%, 2/1/21	173,531
193,000	Citrix Systems, Inc., 0.50%, 4/15/19	203,856
114,000	Euronet Worldwide, Inc., 1.50%, 10/1/44(d)	125,756
102,000	FireEye, Inc., 1.00%, 6/1/35(d)	108,885
100,000	FireEye, Inc., 1.63%, 6/1/35(d)	106,625
102,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(d)	111,180
40,000	Illumina, Inc., 0.25%, 3/15/16	104,300
169,000	Intel Corp., 3.25%, 8/1/39	257,091
155,000	Jarden Corp., 1.13%, 3/15/34	180,478
100,000	JDS Uniphase Corp., 0.63%, 8/15/33	98,187
150,000	LAM Research Corp., 0.50%, 5/15/16	198,937
175,000	Liberty Interactive LLC, 3.50%, 1/15/31	90,344
180,000	Liberty Media Corp., 1.38%, 10/15/23	171,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$285,000	LinkedIn Corp., 0.50%, 11/1/19(d)	$285,891
179,000	Medidata Solutions, Inc., 1.00%, 8/1/18	211,444
43,000	Medivation, Inc., 2.63%, 4/1/17	94,815
372,000	Microchip Technology, Inc., 1.63%, 2/15/25(d)	375,255
230,000	NVIDIA Corp., 1.00%, 12/1/18	263,494
72,000	ON Semiconductor Corp., 1.00%, 12/1/20(d)	71,235
337,000	Priceline Group, Inc. (The), 0.90%, 9/15/21(d)	321,414
130,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	173,062
44,000	Proofpoint, Inc., 0.75%, 6/15/20(d)	47,273
200,000	QIAGEN NV, 0.38%, 3/19/19	213,000
115,000	Restoration Hardware Holdings, Inc., 0.30%, 6/15/19(d)(e)	117,516
351,000	Salesforce.com, Inc., 0.25%, 4/1/18	426,684
305,000	SanDisk Corp., 0.50%, 10/15/20	295,659
150,000	ServiceNow, Inc., 1.92%, 11/1/18(e)	176,437
130,000	Ship Finance International Ltd., 3.25%, 2/1/18	138,593
100,000	Ship Finance International Ltd., 3.75%, 2/10/16	103,400
103,000	SolarCity Corp., 1.63%, 11/1/19(d)	94,245
110,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	114,606
184,000	SunEdison, Inc., 0.25%, 1/15/20(d)	223,560
288,000	SunEdison, Inc., 2.38%, 4/15/22(d)	382,860
42,000	TESARO, Inc., 3.00%, 10/1/21	76,913
130,000	Tesla Motors, Inc., 0.25%, 3/1/19	128,537
200,000	Tesla Motors, Inc., 1.25%, 3/1/21	195,625
246,000	Whiting Petroleum Corp., 1.25%, 4/1/20(d)	268,755
336,000	Yahoo!, Inc., 0.00%, 12/1/18(e)	344,610

		7,912,398

Total Convertible Bonds		19,646,840

(Cost $19,513,701)

Shares
Common Stocks — 0.78%
France — 0.35%
684	Eurazeo SA	45,258
146	Unibail-Rodamco SE	36,899

		82,157

Germany — 0.43%
2,668	Evonik Industries AG	101,800

Total Common Stocks		183,957

(Cost $190,872)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Convertible Preferred Stocks — 0.92%
United States — 0.92%
104	Allergan Plc, 5.50%, 3/1/18	$108,751
1,067	American Tower Corp., 5.50%, 2/15/18	106,433

Total Convertible Preferred Stocks		215,184

(Cost $211,995)

Contracts
Call Options Purchased — 0.21%
9	Adidas AG, Strike Price EUR 68.00, Expires 12/18/15	5,187
14	Cap Gemini SA, Strike Price EUR 67.00, Expires 12/16/16	27,798
95	Citrix Systems, Inc., Strike Price USD 90.00, Expires 1/15/16	4,275
32	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	11,915

Total Call Options Purchased		49,175

(Cost $54,307)

Total Investments		$20,095,156
(Cost $19,970,875)(i) — 85.78%

Other assets in excess of liabilities — 14.22%		3,330,255

NET ASSETS — 100.00%		$23,425,411

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Principal amount denoted in Hong Kong Dollars.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Principal amount denoted in British Pounds.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Options written as of June 30, 2015:

Contracts	Put Options	Value
(28)	S & P 500 Index, Strike Price USD 1,900.00, Expires 7/17/15	$(10,920)

Total (Premiums received $(11,200))		$(10,920)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

June 30, 2015 (Unaudited)

Foreign currency exchange contracts as of June 30, 2015:

					Settlement	Unrealized Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
AUD	200,000	USD	153,183	Citibank, N.A.	7/23/15	$ 914
EUR	400,000	USD	447,078	Citibank, N.A.	7/23/15	(997)
SGD	266,000	USD	197,205	Citibank, N.A.	7/23/15	219
USD	231,155	AUD	299,000	Citibank, N.A.	7/23/15	780
USD	242,644	CHF	226,000	Citibank, N.A.	7/23/15	700
USD	2,627,239	EUR	2,338,000	Citibank, N.A.	7/23/15	19,893
USD	601,015	GBP	384,500	Citibank, N.A.	7/23/15	(3,029)
USD	562,081	HKD	4,358,000	Citibank, N.A.	7/23/15	(118)
USD	1,737,556	JPY	214,412,100	Citibank, N.A.	7/23/15	(14,902)
USD	813,290	SGD	1,095,000	Citibank, N.A.	7/23/15	587

Total						$ 4,047

Abbreviations used are defined below:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	18.43%
Information Technology	17.63%
Telecom Services	11.33%
Consumer Discretionary	9.37%
Industrials	8.35%
Consumer Staples	7.39%
Energy	4.35%
Health Care	3.79%
Utilities	3.09%
Materials	1.84%
Other*	14.43%

100.00%

*	Includes cash, options, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 31.32%
Canada — 0.53%
$ 1,046,000	Precision Drilling Corp., 6.63%, 11/15/20	$1,034,233
2,400,000	Transcanada Trust, 5.63%, 5/20/75(a)	2,421,000

		3,455,233

Denmark — 2.94%
35,587,500(b)	BRFkredit A/S, 2.00%, 10/1/15	5,345,118
64,800,000(b)	Nykredit Realkredit A/S, 2.00%, 10/1/15	9,733,702
1,900,000(c)	TDC A/S, 1.75%, 2/27/27	1,934,884
1,920,000(c)	TDC A/S, 3.50%, 2/26/21(a)	2,054,895

		19,068,599

Finland — 1.18%
6,619,000	Nokia OYJ, 5.38%, 5/15/19	6,999,593
631,000	Nokia OYJ, 6.63%, 5/15/39	684,635

		7,684,228

France — 2.91%
2,200,000(c)	Credit Agricole Assurances SA, 4.25%, 1/29/49(a)	2,354,568
1,100,000(c)	Electricite de France SA, 4.13%, 1/29/49(a)	1,257,315
3,800,000(c)	Electricite de France SA, 5.00%, 1/22/26(a)	4,410,301
2,900,000(c)	Groupama SA, 6.38%, 5/28/24(a)	3,306,462
2,600,000(c)	Orange SA, 4.00%, 10/29/49(a)	2,945,718
2,600,000(c)	Orange SA, 5.00%, 10/29/49(a)	2,985,574
1,480,000(c)	Total SA, 2.25%, 12/29/49(a)	1,593,519

		18,853,457

Germany — 2.22%
3,520,000(c)	Bayer AG, 2.38%, 4/2/75(a)	3,718,255
900,000(c)	Bertelsmann SE & Co. KGaA, 3.00%, 4/23/75(a)	959,429
400,000(c)	Bertelsmann SE & Co. KGaA, 3.50%, 4/23/75(a)	406,555
4,444,000	Continental Rubber of America Corp., 4.50%, 9/15/19(d)	4,566,210
1,700,000(c)	ZF North America Capital, Inc., 2.25%, 4/26/19	1,890,510
2,700,000(c)	ZF North America Capital, Inc., 2.75%, 4/27/23	2,844,545

		14,385,504

Ireland — 0.87%
3,781,000(c)	Baggot Securities Ltd., 10.24%, 12/29/49	4,352,251
1,100,000(c)	LCH Clearnet SA Via Freshwater Finance Plc, 6.58%, 5/29/49(a)	1,285,201

		5,637,452

Italy — 2.58%
1,550,000(c)	Autostrada Brescia Verona Vicenza Padova SpA, 2.38%, 3/20/20	1,696,398

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

4,784,000(c)	Enel SpA, 5.00%, 1/15/75(a)	$5,560,124
2,240,000(c)	Enel SpA, 6.50%, 1/10/74(a)	2,712,783
1,852,000(c)	Generali Finance BV, 4.60%, 11/30/49(a)	1,964,196
4,614,000(c)	Unipol Gruppo Finanziario SpA, 3.00%, 3/18/25	4,827,576

		16,761,077

Netherlands — 0.44%
2,562,000(c)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.50%, 1/22/49(a)	2,873,388

Portugal — 0.54%
3,110,000(c)	EDP Finance BV, 2.63%, 1/18/22	3,470,033

Spain — 1.32%
2,200,000(c)	Telefonica Europe BV, 4.20%, 12/29/49(a)	2,483,333
1,800,000(c)	Telefonica Europe BV, 5.00%, 3/31/20(a)	2,069,544
2,500,000(c)	Telefonica Europe BV, 5.88%, 3/31/24(a)	2,943,767
900,000(c)	Telefonica Europe BV, 6.50%, 9/29/49(a)	1,091,161

		8,587,805

Switzerland — 2.79%
4,650,000(c)	Credit Suisse AG/London, 0.36%, 7/22/16(a)	5,184,321
$ 3,431,000	UBS AG, 4.75%, 5/22/23(a)	3,448,155
5,156,000(c)	UBS AG, 4.75%, 2/12/26(a)	6,093,068
3,400,000	UBS AG, 5.13%, 5/15/24	3,366,000

		18,091,544

United Kingdom — 6.53%
2,300,000(e)	AA Bond Co. Ltd., 3.78%, 7/31/19	3,710,978
500,000(e)	AA Bond Co. Ltd., 4.25%, 7/31/20	817,340
1,500,000(e)	AA Bond Co. Ltd., 4.72%, 7/31/18	2,497,725
2,371,000(e)	AA Bond Co. Ltd., 5.50%, 7/31/22	3,720,753
1,500,000(e)	AA Bond Co. Ltd., 6.27%, 7/31/25	2,810,758
3,556,000(e)	HSBC Bank Plc, 4.75%, 9/29/20(a)	5,614,707
1,080,000(c)	International Game Technology Plc, 4.13%, 2/15/20	1,195,010
1,473,000(c)	International Game Technology Plc, 4.75%, 2/15/23	1,592,912
1,310,000	International Game Technology Plc, 6.25%, 2/15/22(d)	1,257,600
1,310,000	International Game Technology Plc, 6.50%, 2/15/25(d)	1,211,750
3,458,000(e)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	7,753,387
2,095,000(c)	LBG Capital No. 2 Plc, 15.00%, 12/21/19	3,512,765
1,800,000(c)	Sky Plc, 1.50%, 9/15/21	1,997,779
1,400,000(c)	Sky Plc, 1.88%, 11/24/23	1,539,523
2,805,000(c)	Sky Plc, 2.50%, 9/15/26	3,165,422

		42,398,409

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

United States — 6.47%
$ 1,111,000	Actavis Funding SCS, 3.45%, 3/15/22	$1,102,322
1,116,000	Atwood Oceanics, Inc., 6.50%, 2/1/20	1,076,940
1,630,000	CNO Financial Group, Inc., 5.25%, 5/30/25	1,656,406
854,000	Continental Resources, Inc., 3.80%, 6/1/24	779,530
1,210,000	Continental Resources, Inc., 4.50%, 4/15/23	1,166,693
3,243,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, 8/15/40	3,365,427
2,035,000	Energy Transfer Equity L.P., 5.50%, 6/1/27	2,029,913
4,550,000	General Motors Co., 6.25%, 10/2/43	5,075,775
1,000,000(c)	Kinder Morgan, Inc., 1.50%, 3/16/22	1,075,609
900,000(c)	Kinder Morgan, Inc., 2.25%, 3/16/27	929,647
1,019,000	Kinder Morgan, Inc., 5.30%, 12/1/34	947,357
1,203,000	KLA-Tencor Corp., 4.13%, 11/1/21	1,234,125
7,711,000	KLA-Tencor Corp., 4.65%, 11/1/24	7,706,790
2,181,000(c)	Priceline Group, Inc. (The), 1.80%, 3/3/27	2,135,580
2,681,000	Seagate HDD Cayman, 4.75%, 1/1/25(d)	2,654,654
3,500,000	Seagate HDD Cayman, 4.88%, 6/1/27(d)	3,399,436
849,000	Select Income REIT, 4.15%, 2/1/22	840,956
513,000	Select Income REIT, 4.50%, 2/1/25	495,690
938,000(c)	Walgreens Boots Alliance, Inc., 2.13%, 11/20/26	999,614
1,310,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	1,231,839
2,223,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	2,091,834

		41,996,137

Total Corporate Bonds		203,262,866

(Cost $212,386,536)

Foreign Government Bonds — 35.75%
Bulgaria — 1.98%
2,300,000(c)	Bulgaria Government International Bond, 2.00%, 3/26/22	2,469,286
1,900,000(c)	Bulgaria Government International Bond, 2.63%, 3/26/27	1,943,466
6,450,000(c)	Bulgaria Government International Bond, 2.95%, 9/3/24	7,046,980
1,450,000(c)	Bulgaria Government International Bond, 3.13%, 3/26/35	1,364,356

		12,824,088

Chile — 1.13%
2,180,000(c)	Chile Government International Bond, 1.63%, 1/30/25	2,380,739
4,790,000(c)	Chile Government International Bond, 1.88%, 5/27/30	4,923,177

		7,303,916

Croatia (Hrvatska) — 0.97%
3,100,000(c)	Croatia Government International Bond, 3.00%, 3/11/25	3,101,797

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

2,900,000(c)	Croatia Government International Bond, 3.88%, 5/30/22	$3,221,649

		6,323,446

Cyprus — 2.88%
13,241,000(c)	Cyprus Government International Bond, 4.63%, 2/3/20(d)(f)	15,192,576
3,010,000(c)	Cyprus Government International Bond, 4.75%, 6/25/19	3,463,148

		18,655,724

Germany — 14.21%
66,781,141(c)	Bundesrepublik Deutschland, 0.50%, 2/15/25	72,551,101
5,354,404(c)	Bundesrepublik Deutschland, 2.50%, 7/4/44	7,276,302
6,283,428(c)	Bundesrepublik Deutschland, 2.50%, 8/15/46	8,575,284
2,037,148(c)	Bundesrepublik Deutschland, 6.25%, 1/4/30	3,810,119

		92,212,806

Iceland — 2.32%
3,333,000(c)	Iceland Government International Bond, 2.50%, 7/15/20	3,769,510
$ 9,342,000	Iceland Government International Bond, 5.88%, 5/11/22	10,548,332
650,000	Iceland Government International Bond, 5.88%, 5/11/22(d)	731,250

		15,049,092

Indonesia — 1.27%
7,346,000(c)	Indonesia Government International Bond, 2.88%, 7/8/21	8,241,298

Israel — 0.65%
3,453,000(c)	Israel Government International Bond, 2.88%, 1/29/24	4,234,543

Latvia — 1.96%
1,943,000(c)	Republic of Latvia, 2.63%, 1/21/21	2,356,207
4,746,000	Republic of Latvia, 2.75%, 1/12/20	4,728,203
5,000,000	Republic of Latvia, 5.25%, 6/16/21	5,643,750

		12,728,160

Mexico — 1.51%
2,820,000(c)	Mexico Government International Bond, 1.63%, 3/6/24	2,951,896
5,800,000(c)	Mexico Government International Bond, 3.00%, 3/6/45	5,604,529
1,310,000(c)	Mexico Government International Bond, 4.00%, 3/15/99	1,263,781

		9,820,206

Morocco — 0.21%
1,204,000(c)	Morocco Government International Bond, 3.50%, 6/19/24	1,370,790

Romania — 1.02%
4,801,000(c)	Romanian Government International Bond, 4.63%, 9/18/20	6,032,241

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

446,000(c)	Romanian Government International Bond, 4.88%, 11/7/19	$569,806

		6,602,047

Slovak Republic — 0.65%
1,097,480(c)	Slovakia Government Bond, 3.63%, 1/16/29	1,495,220
911,636(c)	Slovakia Government Bond, 3.88%, 2/8/33	1,273,565
1,000,000(c)	Slovakia Government Bond, 4.30%, 8/9/32	1,464,591

		4,233,376

Slovenia — 3.68%
$ 5,800,000	Slovenia Government International Bond, 4.13%, 2/18/19	6,032,000
3,221,000	Slovenia Government International Bond, 4.75%, 5/10/18	3,414,260
9,250,000	Slovenia Government International Bond, 5.50%, 10/26/22	10,257,788
3,700,000	Slovenia Government International Bond, 5.85%, 5/10/23	4,181,000

		23,885,048

Spain — 1.31%
938,000(c)	Autonomous Community of Catalonia, 0.13%, 7/13/16(a)	1,021,889
6,139,000(c)	Autonomous Community of Catalonia, 4.95%, 2/11/20	7,497,825

		8,519,714

Total Foreign Government Bonds		232,004,254

(Cost $243,568,611)

U.S. Treasury Obligations — 2.55%
U.S. Treasury Notes — 2.55%
16,898,300	3.00%, 5/15/45	16,560,334

Total U.S. Treasury Obligations		16,560,334

(Cost $16,949,237)

Shares
Investment Company — 25.14%
163,112,690	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	163,112,690

Total Investment Company		163,112,690

(Cost $163,112,690)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Contracts		Value

Put Options Purchased — 0.31%
2,028	Euro STOXX 50 Index, Strike Price EUR 3,400.00, Expires 7/17/15	$2,012,219

Total Put Options Purchased		2,012,219

(Cost $1,218,227)

Total Investments		$616,952,363
(Cost $ 637,235,301)(g) — 95.07%

Other assets in excess of liabilities — 4.93%		31,978,850

NET ASSETS — 100.00%		$648,931,213

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Principal amount denoted in British Pounds.
(f)	This security is considered illiquid as to its marketability. The total investment in restricted and illiquid securities representing $15,192,576, or 2.34% of net assets, was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/15 Carrying Value Per Unit
13,241,000 EUR	Cyprus Government International Bond	11/28/2014	$15,628,407	1.15 EUR

(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2015:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	289,961,988	EUR	258,000,000	Citibank, N.A.	7/23/15	$2,239,412
USD	36,408,442	EUR	32,140,000	Citibank, N.A.	7/23/15	565,792
USD	28,878,420	GBP	18,475,000	Citibank, N.A.	7/23/15	(145,522)
EUR	12,148,609	SEK	111,983,450	Citibank, N.A.	7/31/15	32,284
EUR	1,170,233	NOK	10,306,245	Citibank, N.A.	7/31/15	(8,308)
EUR	4,373,800	NOK	38,673,139	Citibank, N.A.	7/31/15	(50,560)
EUR	6,255,486	NOK	55,329,776	Citibank, N.A.	7/31/15	(74,704)
EUR	8,950,620	TRY	28,090,625	Citibank, N.A.	7/31/15	(396,385)
NOK	104,309,160	EUR	11,950,000	Citibank, N.A.	7/31/15	(34,264)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
SEK	111,983,450	EUR	11,950,000	Citibank, N.A.	7/31/15	$ 189,230
TRY	28,090,625	EUR	8,900,000	Citibank, N.A.	7/31/15	452,842
EUR	8,982,987	DKK	66,406,729	Citibank, N.A.	10/1/15	77,179
EUR	4,911,242	DKK	36,387,389	Citibank, N.A.	10/1/15	30,052

Total						$2,877,048

Options written as of June 30, 2015:
Contracts	Put Options	Value

(2,028)	Euro STOXX 50 Index, Strike Price EUR 3,300.00, Expires 7/17/15	$(1,216,375)

Total (Premiums received $(783,364))		$(1,216,375)

Financial futures contracts as of June 30, 2015:

Long Position	Number of Contracts	Expiration Date	Unrealized Appreciation		Notional Value	Clearinghouse
Five Year Euro-Bobl	16	September, 2015	$ 1,515	EUR	2,071,920	Credit Suisse Securities (USA) LLC
Ten Year U.S. Treasury Bonds	136	September, 2015	38,211	USD	17,121,164	Credit Suisse Securities (USA) LLC
Ten Year Euro-Bond	324	September, 2015	34,735	EUR	49,216,825	Credit Suisse Securities (USA) LLC
Total			$ 74,461

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
90-Day Euro Dollar	1,327	December, 2016	$(471,264)	USD	326,733,761	Credit Suisse Securities (USA) LLC
Ten Year Euro-BTP	858	September, 2015	174,896	EUR	111,877,149	Credit Suisse Securities (USA) LLC
Five Year U.S. Treasury Bonds	143	September, 2015	(27,930)	USD	17,025,938	Credit Suisse Securities (USA) LLC
Ten Year British Bond	32	September, 2015	(52,843)	GBP	3,669,760	Credit Suisse Securities (USA) LLC
Thirty Year U.S. Treasury Bonds	39	September, 2015	113,344	USD	6,121,781	Credit Suisse Securities (USA) LLC

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)		Notional Value	Clearinghouse
Twenty Year U.S. Treasury Bonds	32	September, 2015	63,250	USD	4,890,250	Credit Suisse Securities (USA) LLC
Two Year U.S. Treasury Bonds	31	September, 2015	(11,702)	USD	6,775,360	Credit Suisse Securities (USA) LLC
Total			$(212,249)

Interest rate swaps as of June 30, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
0.57%	EUR-EURIBOR Reuters	Barclays Bank Plc	7/4/20	EUR	35,000(a)	$ (114,805)
1.09%	EUR-EURIBOR Reuters	Barclays Bank Plc	5/15/24	EUR	30,550(a)	(133,071)
0.97%	EUR-EURIBOR Reuters	Citibank, N.A.	8/21/25	EUR	14,780(a)	324,951
0.96%	EUR-EURIBOR Reuters	Citibank, N.A.	8/21/25	EUR	3,380(a)	78,472
0.95%	EUR-EURIBOR Reuters	JPMorgan Chase Bank, N.A.	8/22/25	EUR	8,380(a)	210,686
0.85%	EUR-EURIBOR Reuters	Barclays Bank Plc	7/14/45	EUR	10,790(a)	2,580,284
0.83%	EUR-EURIBOR Reuters	BNP Paribas SA	7/13/65	EUR	3,600(a)	1,217,759
2.26%	GBP-BBA LIBOR	Citibank, N.A.	5/5/65	GBP	3,510(a)	(78,420)
3.55%	GBP-BBA LIBOR	Citibank, N.A.	5/5/65	GBP	1,120(b)	41,436
2.31%	GBP-BBA LIBOR	Citibank, N.A.	5/12/65	GBP	3,530(a)	(162,012)
3.58%	GBP-BBA LIBOR	Citibank, N.A.	5/12/65	GBP	1,130(b)	95,033
2.19%	USD-BBA LIBOR	Barclays Bank Plc	5/31/22	USD	69,500(a)	(129,842)
2.80%	USD-BBA LIBOR	Citibank, N.A.	8/21/45	USD	15,470(a)	308,525

Total						$4,238,996

(a) The Fund pays the fixed rate on these swaps.

(b) The Counterparty pays the fixed rate on these swaps.

Credit default swaps as of June 30, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Anglo American Capital Plc	BNP Paribas SA	9/20/20	Buy	EUR	1,344	$ 50,223
1.00%	Baker Hughes, Inc.	Deutsche Bank AG	9/20/19	Buy	USD	3,227	(108,942)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	Barclays Bank Plc	JPMorgan Chase Bank, N.A.	6/20/20	Sell	EUR	676(a)	$(23,272)
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	6/20/19	Sell	USD	2,300(a)	295,775
5.00%	Best Buy Co., Inc.	Barclays Bank Plc	6/20/19	Sell	USD	477(a)	61,341
5.00%	Best Buy Co., Inc.	BNP Paribas SA	6/20/19	Sell	USD	64(a)	8,230
5.00%	Best Buy Co., Inc.	Citibank, N.A.	9/20/19	Sell	USD	383(a)	50,196
5.00%	Best Buy Co., Inc.	Citibank, N.A.	3/20/20	Sell	USD	442(a)	56,847
5.00%	Best Buy Co., Inc.	Morgan Stanley & Co.	3/20/20	Sell	USD	427(a)	54,918
1.00%	BorgWarner, Inc.	Morgan Stanley & Co.	9/20/20	Buy	USD	4,766	(81,607)
1.00%	Boston Scientific Corp.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	4,500	(108,932)
1.00%	Cardinal Health, Inc.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	3,720	(138,985)
5.00%	CDX.NA.HY, Series 24	Credit Suisse Securities (USA) LLC	6/20/20	Sell	USD	2,275(a)	145,149
1.00%	CDX.NA.IG, Series 24	JPMorgan Chase Bank, N.A.	6/20/20	Sell	USD	580(a)	8,240
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	1,778(a)	23,836
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	3/20/19	Sell	USD	985(a)	13,205
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	12/20/19	Sell	USD	255(a)	(878)
5.00%	Chesapeake Energy Corp.	Morgan Stanley & Co.	12/20/19	Sell	USD	170(a)	(585)
1.00%	Cytec Industries, Inc.	Morgan Stanley & Co.	9/20/20	Buy	USD	2,360	(590)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	605(a)	(49,306)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	297(a)	(24,205)
1.00%	Diamond Offshore Drilling, Inc.	JPMorgan Chase Bank, N.A.	12/20/19	Sell	USD	178(a)	(14,507)
1.00%	Dover Corp.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	1,200	(29,319)
5.00%	EDP - Energias de Portugal SA	Citibank, N.A.	3/20/20	Sell	EUR	204(a)	37,524
5.00%	EDP - Energias de Portugal SA	Citibank, N.A.	6/20/20	Sell	EUR	1,570(a)	293,530
5.00%	Fiat Chrysler Automobiles NV	Citibank, N.A.	9/20/20	Buy	EUR	1,700	(243,804)
1.00%	Glencore Finance Europe SA	BNP Paribas SA	9/20/20	Buy	EUR	5,270	175,531
1.00%	Hess Corp.	Morgan Stanley & Co.	6/20/20	Buy	USD	1,604	34,302
1.00%	Hess Corp.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	1,506	32,206

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	1,805	$ (41,561)
1.00%	HJ Heinz Co.	JPMorgan Chase Bank, N.A.	12/20/19	Buy	USD	93	(2,141)
1.00%	Ingersoll-Rand Co.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	3,813	(126,763)
5.00%	International Lease Finance Corp.	JPMorgan Chase Bank, N.A.	6/20/19	Sell	USD	1,793(a)	236,050
5.00%	International Lease Finance Corp.	Deutsche Bank AG	6/20/19	Sell	USD	504(a)	66,219
1.00%	Mattel, Inc.	Citibank, N.A.	6/20/20	Buy	USD	3,715	34,474
1.00%	Mattel, Inc.	JPMorgan Chase Bank, N.A.	6/20/20	Sell	USD	438(a)	(6,936)
1.00%	Newell Rubbermaid, Inc.	Citigroup Global Markets, Inc.	9/20/20	Buy	USD	3,252	(81,845)
1.00%	Newell Rubbermaid, Inc.	BNP Paribas SA	9/20/20	Buy	USD	493	(12,381)
1.00%	Nordstrom, Inc.	JPMorgan Chase Bank, N.A.	9/20/20	Buy	USD	4,766	(118,734)
1.00%	Packaging Corp. of America	BNP Paribas SA	6/20/20	Buy	USD	3,437	(22,624)
1.00%	Quest Diagnostics, Inc.	BNP Paribas SA	6/20/20	Buy	USD	4,035	(18,550)
1.00%	Quest Diagnostics, Inc.	JPMorgan Chase Bank, N.A.	9/20/20	Buy	USD	940	(1,506)
1.00%	Royal Bank of Scotland Plc (The)	Citibank, N.A.	6/20/20	Sell	EUR	4,700(a)	(198,685)
1.00%	Stanley Black & Decker, Inc.	Morgan Stanley & Co.	6/20/20	Buy	USD	4,730	(81,085)
1.00%	Tyco International Finance SA	JPMorgan Chase Bank, N.A.	9/20/20	Buy	USD	1,700	(38,508)
1.00%	Vale Overseas Ltd.	BNP Paribas SA	3/20/20	Buy	USD	1,000	84,097
1.00%	Waste Management, Inc.	JPMorgan Chase Bank, N.A.	6/20/20	Buy	USD	2,357	(41,815)
1.00%	Xerox Corp.	Morgan Stanley & Co.	6/20/20	Buy	USD	1,028	(99)

Total (Premiums received $603,883)							$ 143,728

(a) The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Absolute Return Fund (cont.)

June 30, 2015 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

DKK - Danish Krone

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

GBP - British Pound

NOK - Norwegian Kroner

REIT - Real Estate Investment Trust

SEK - Swedish Krona

TRY - Turkish Lira

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	35.75%
Financials	11.41%
Telecom Services	6.13%
Consumer Discretionary	3.69%
Utilities	2.68%
U.S. Treasury Obligations	2.55%
Consumer Staples	2.35%
Information Technology	2.31%
Energy	2.01%
Health Care	0.74%
Other*	30.38%

100.00%

*	Includes cash, futures, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, interest rate swaps, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 37.79%
Brazil — 6.03%
$300,000	GTL Trade Finance, Inc., 5.89%, 4/29/24	$293,250
836,381	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/22	589,649

		882,899

China — 5.28%
525,000	China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25	499,347
275,000	Evergrande Real Estate Group Ltd., 12.00%, 2/17/20	273,281

		772,628

Colombia — 4.66%
690,000	Ecopetrol SA, 5.38%, 6/26/26	681,375

Ecuador — 4.23%
697,895	EP PetroEcuador via Noble Sovereign Funding I Ltd., 5.87%, 9/24/19(a)	619,382

India — 4.17%
660,000	Greenko Dutch BV, 8.00%, 8/1/19	610,500

Indonesia — 1.72%
260,000	Pratama Agung Pte Ltd., 6.25%, 2/24/20	250,900

Mexico — 1.22%
200,000	Offshore Drilling Holding SA, 8.38%, 9/20/20	178,500

Russia — 4.34%
750,000	Gazprom Neft OAO Via GPN Capital SA, 4.38%, 9/19/22	635,625

South Africa — 2.77%
400,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25	405,000

Tunisia — 1.34%
200,000	Banque Centrale de Tunisie SA, 5.75%, 1/30/25	196,250

United States — 2.03%
300,000	Evraz, Inc. NA Canada, 7.50%, 11/15/19	297,000

Total Corporate Bonds		5,530,059

(Cost $5,697,740)

Foreign Government Bonds — 33.25%
Argentina — 2.90%
282,828	Argentina Bonar Bonds, 7.00%, 4/17/17	275,474

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 154,004	Argentina Bonar Bonds, 8.75%, 5/7/24	$148,614

		424,088

Croatia (Hrvatska) — 7.84%
410,000(b)	Croatia Government International Bond, 3.00%, 3/11/25	410,238
700,000	Croatia Government International Bond, 6.00%, 1/26/24	737,660

		1,147,898

Cyprus — 4.55%
600,000(b)	Cyprus Government International Bond, 3.88%, 5/6/22	666,213

Egypt — 1.34%
200,000	Egypt Government International Bond, 5.88%, 6/11/25(c)	195,800

El Salvador — 2.00%
115,000	El Salvador Government International Bond, 5.88%, 1/30/25	109,537
190,000	El Salvador Government International Bond, 6.38%, 1/18/27	183,350

		292,887

Greece — 0.30%
9,941,200(b)	Hellenic Republic Government Bond, 7.97%, 10/15/42(a)	44,332

Kenya — 2.43%
350,000	Kenya Government International Bond, 6.88%, 6/24/24	355,687

Pakistan — 3.80%
510,000	Pakistan Government International Bond, 8.25%, 4/15/24	555,900

Turkey — 5.44%
2,300,000(d)	Turkey Government Bond, 6.30%, 2/14/18	795,572

Venezuela — 2.65%
1,000,000	Venezuela Government International Bond, 9.25%, 5/7/28	387,500

Total Foreign Government Bonds		4,865,877

(Cost $5,034,591)
Shares
Investment Company — 15.25%
2,232,165	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	2,232,165

Total Investment Company		2,232,165

(Cost $2,232,165)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Value

Total Investments	$12,628,101
(Cost $12,964,496)(e) — 86.29%

Other assets in excess of liabilities — 13.71%	2,006,226

NET ASSETS — 100.00%	$14,634,327

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(b)	Principal amount denoted in Euros.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	670,000	USD	751,599	Citibank, N.A.	7/23/15	$ (4,412)
USD	2,770,885	EUR	2,460,000	Citibank, N.A.	7/23/15	27,484
CLP	805,622,500	USD	1,275,809	Citibank, N.A.	7/27/15	(18,853)
INR	47,977,500	USD	748,479	Citibank, N.A.	7/27/15	2,966
JPY	88,531,918	USD	725,000	Citibank, N.A.	7/27/15	(1,364)
MXN	10,062,399	USD	660,195	Citibank, N.A.	7/27/15	(21,297)
MYR	3,120,384	USD	836,385	Citibank, N.A.	7/27/15	(6,930)
PLN	5,021,125	EUR	1,204,592	Citibank, N.A.	7/27/15	(9,044)
SGD	2,064,174	USD	1,532,526	Citibank, N.A.	7/27/15	(607)
TRY	1,512,500	USD	551,866	Citibank, N.A.	7/27/15	7,672
TRY	1,512,500	USD	551,947	Citibank, N.A.	7/27/15	7,591
USD	725,000	KRW	809,933,750	Citibank, N.A.	7/27/15	266
USD	660,280	MXN	10,062,399	Citibank, N.A.	7/27/15	21,382
USD	827,578	MYR	3,120,384	Citibank, N.A.	7/27/15	(1,877)
USD	725,000	MYR	2,750,070	Citibank, N.A.	7/27/15	(6,019)
USD	725,000	RUB	39,068,437	Citibank, N.A.	7/27/15	24,783
USD	1,531,100	SGD	2,064,174	Citibank, N.A.	7/27/15	(818)
USD	1,093,163	TRY	3,025,000	Citibank, N.A.	7/27/15	(25,914)
USD	750,000	ZAR	9,188,625	Citibank, N.A.	7/27/15	(1,546)
ZAR	39,000	USD	3,191	Citibank, N.A.	7/27/15	(1)
ZAR	9,149,625	USD	750,000	Citibank, N.A.	7/27/15	(1,644)

Total						$ (8,182)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Interest rate swaps as of June 30, 2015:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation/ (Depreciation)
12.39%	BRL-CDI	Barclays Bank Plc	1/2/17	BRL	8,750(a)	$(59,465)
13.35%	BRL-CDI	Deutsche Bank AG	1/2/17	BRL	6,300(a)	(16,210)
12.93%	BRL-CDI	Barclays Bank Plc	1/2/17	BRL	6,100(a)	(26,753)
12.57%	BRL-CDI	JPMorgan Chase Bank, N.A.	1/4/21	BRL	4,600(b)	8,206
1.79%	EUR-EURIBOR Reuters	HSBC Bank USA, N.A.	6/23/25	EUR	1,945(b)	1,643
4.89%	MXN-TIIE-Banxico	Deutsche Bank AG	6/7/17	MXN	83,750(b)	(13,310)
7.79%	MXN-TIIE-Banxico	Deutsche Bank AG	5/28/25	MXN	23,310(a)	7,196
3.29%	USD-BBA LIBOR	Morgan Stanley & Co.	6/12/25	USD	570(b)	(3,025)
3.09%	USD-BBA LIBOR	Morgan Stanley & Co.	6/18/25	USD	1,160(b)	3,501

Total						$(98,217)

(a)	The Counterparty pays the fixed rate on these swaps.

(b)	The Fund pays the fixed rate on these swaps.

Credit default swaps as of June 30, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
1.00%	China Government International Bond	BNP Paribas SA	9/20/20	Buy	USD	1,300	$(5,570)
1.00%	Peru Government International Bond	BNP Paribas SA	9/20/20	Buy	USD	750	13,555
1.00%	Turkey Government International Bond	BNP Paribas SA	9/20/20	Buy	USD	1,800	104,085

Total (Premiums received $136,343)							$112,070

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (cont.)

June 30, 2015 (Unaudited)

Abbreviations used are defined below:

BBA LIBOR - British Bankers Association London Interbank Offered Rate

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Rouble

SGD - Singapore Dollar

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	33.25%
Energy	18.62%
Financials	6.62%
Industrials	5.75%
Materials	4.03%
Utilities	2.77%
Other*	28.96%

100.00%

*	Includes cash, Investment Company, credit default swaps, interest rate swaps, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund

June 30, 2015 (Unaudited)

Principal Amount		Value

Convertible Bonds — 18.44%
Australia — 0.16%
100,000(a)	Novion Property Group, 5.75%, 7/4/16	$83,038

Austria — 0.37%
100,000(b)	IMMOFINANZ AG, 1.50%, 9/11/19	125,142
12,667(b)	IMMOFINANZ AG, 4.25%, 3/8/18	62,983

		188,125

China — 1.98%
$ 100,000	Billion Express Investments Ltd., 0.75%, 10/18/15	100,500
1,000,000(c)	China Singyes Solar Technologies Holdings Ltd., 5.00%, 8/8/19	159,249
90,000	Ctrip.com International Ltd., 1.00%, 7/1/20(d)	87,201
70,000	Ctrip.com International Ltd., 1.25%, 10/15/18	79,713
112,000	Ctrip.com International Ltd., 1.99%, 7/1/25(d)	108,293
250,000	ENN Energy Holdings Ltd., 5.69%, 2/26/18(e)	282,813
200,000	Qihoo 360 Technology Co. Ltd., 1.75%, 8/15/21(d)	184,500

		1,002,269

France — 0.29%
2,650(b)	Air France-KLM, 2.03%, 2/15/23	30,489
15,017(b)	Alcatel-Lucent, 4.25%, 7/1/18	66,853
257(b)	Misarte, 3.25%, 1/1/16	49,890

		147,232

Germany — 0.47%
100,000(b)	Air Berlin Finance BV, 6.00%, 3/6/19	90,303
100,000(b)	Deutsche Wohnen AG, 0.50%, 11/22/20	146,185

		236,488

Hong Kong — 1.78%
250,000	Asia View Ltd., 1.50%, 8/8/19	278,125
1,000,000(c)	China Daye Non-Ferrous Metals Mining Ltd., 0.50%, 5/30/18	164,490
200,000	PB Issuer No. 3 Ltd., 1.88%, 10/22/18	194,000
2,000,000(f)	Shine Power International Ltd., 0.28%, 7/28/19(e)	266,398

		903,013

Japan — 1.49%
100,000	Gunma Bank Ltd. (The), 1.15%, 10/11/19(e)	117,900
10,000,000(f)	Kawasaki Kisen Kaisha Ltd., 3.12%, 9/26/18(e)	89,676
10,000,000(f)	SBI Holdings, Inc., 3.05%, 11/2/17(e)	95,437
10,000,000(f)	Takashimaya Co. Ltd., 0.97%, 12/11/20(e)	89,962
10,000,000(f)	Terumo Corp., 0.63%, 12/6/21(e)	85,182
10,000,000(f)	Toppan Printing Co. Ltd., 0.49%, 12/19/16(e)	85,386
10,000,000(f)	Toray Industries, Inc., 3.70%, 8/31/21(e)	103,873

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount	Value

10,000,000(f)	Yamada Denki Co. Ltd., 2.94%, 6/28/19(e)	$88,450

		755,866

Malaysia — 0.79%
$ 200,000	Cahaya Capital Ltd., 0.47%, 9/18/21(e)	199,500
250,000(g)	Indah Capital Ltd., 1.57%, 10/24/18(e)	200,004

		399,504

Mexico — 0.47%
200,000	Cemex SAB de CV, 3.75%, 3/15/18	235,275

Netherlands — 0.69%
200,000	NXP Semiconductor NV, 1.00%, 12/1/19(d)	231,500
100,000(b)	Vastned Retail NV, 1.88%, 4/10/19	117,450

		348,950

Norway — 0.41%
100,000(b)	Marine Harvest ASA, 0.88%, 5/6/19	130,298
70,000	Ship Finance International Ltd., 3.25%, 2/1/18	74,627

		204,925

Singapore — 0.20%
100,000	Olam International Ltd., 6.00%, 10/15/16	102,250

South Africa — 0.34%
100,000(b)	Steinhoff Finance Holdings GmbH, 4.00%, 1/30/21	170,015

Switzerland — 0.17%
25,000(f)	BKW AG, 0.13%, 9/30/20	27,842
55,000(f)	Schindler Holding AG, 0.38%, 6/5/17	60,221

		88,063

Taiwan — 0.72%
100,000	Epistar Corp., 2.55%, 8/7/18(e)	98,750
250,000	Siliconware Precision Industries Co. Ltd., 1.32%, 10/31/19(e)	267,500

		366,250

United Arab Emirates — 0.41%
200,000	National Bank of Abu Dhabi PJSC, 1.00%, 3/12/18	208,000

United Kingdom — 0.33%
100,000(h)	St. Modwen Properties Securities Jersey Ltd., 2.88%, 3/6/19	164,784

United States — 7.37%
55,000	Akamai Technologies, Inc., 1.00%, 2/15/19(e)	57,406

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

$ 11,000	Anacor Pharmaceuticals, Inc., 2.00%, 10/15/21(d)	$27,754
70,000	Ares Capital Corp., 4.38%, 1/15/19	71,269
35,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	55,738
100,000	Cardtronics, Inc., 1.00%, 12/1/20	98,125
70,000	Cepheid, Inc., 1.25%, 2/1/21	80,981
118,000	Citrix Systems, Inc., 0.50%, 4/15/19	124,638
50,000	Euronet Worldwide, Inc., 1.50%, 10/1/44(d)	55,156
47,000	FireEye, Inc., 1.00%, 6/1/35(d)	50,173
48,000	FireEye, Inc., 1.63%, 6/1/35(d)	51,180
100,000	Hologic, Inc., 2.00%, 12/15/37(i)	167,375
50,000	Huron Consulting Group, Inc., 1.25%, 10/1/19(d)	54,500
40,000	Illumina, Inc., 0.25%, 3/15/16	104,300
65,000	Intel Corp., 3.25%, 8/1/39	98,881
100,000	Jarden Corp., 1.13%, 3/15/34	116,438
50,000	JDS Uniphase Corp., 0.63%, 8/15/33	49,094
75,000	LAM Research Corp., 0.50%, 5/15/16	99,469
60,000	Liberty Interactive LLC, 3.50%, 1/15/31	30,975
110,000	Liberty Media Corp., 1.38%, 10/15/23	104,500
130,000	LinkedIn Corp., 0.50%, 11/1/19(d)	130,406
60,000	Medidata Solutions, Inc., 1.00%, 8/1/18	70,875
16,000	Medivation, Inc., 2.63%, 4/1/17	35,280
136,000	Microchip Technology, Inc., 1.63%, 2/15/25(d)	137,190
140,000	NVIDIA Corp., 1.00%, 12/1/18	160,388
33,000	ON Semiconductor Corp., 1.00%, 12/1/20(d)	32,649
85,000	Priceline Group, Inc. (The), 1.00%, 3/15/18	113,156
20,000	Proofpoint, Inc., 0.75%, 6/15/20(d)	21,487
200,000	QIAGEN NV, 0.38%, 3/19/19	213,000
43,000	Restoration Hardware Holdings, Inc., 0.32%, 6/15/19(d)(e)	43,941
157,000	Salesforce.com, Inc., 0.25%, 4/1/18	190,853
155,000	SanDisk Corp., 0.50%, 10/15/20	150,253
75,000	ServiceNow, Inc., 2.08%, 11/1/18(e)	88,219
40,000	SolarCity Corp., 1.63%, 11/1/19(d)	36,600
40,000	Starwood Property Trust, Inc., 4.55%, 3/1/18	41,675
63,000	SunEdison, Inc., 0.25%, 1/15/20(d)	76,545
148,000	SunEdison, Inc., 2.38%, 4/15/22(d)	196,748
15,000	TESARO, Inc., 3.00%, 10/1/21	27,469
150,000	Tesla Motors, Inc., 1.25%, 3/1/21	146,719
133,000	Whiting Petroleum Corp., 1.25%, 4/1/20(d)	145,303
172,000	Yahoo!, Inc., 2.71%, 12/1/18(e)	176,408

		3,733,116

Total Convertible Bonds		9,337,163

(Cost $9,407,283)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Corporate Bonds — 37.13%
Argentina — 0.06%
$ 31,000	YPF SA, 8.50%, 7/28/25	$30,496

Azerbaijan — 0.42%
200,000	State Oil Co. of the Azerbaijan Republic, 6.95%, 3/18/30	210,750

Barbados — 0.53%
250,000	Columbus International, Inc., 7.38%, 3/30/21	270,000

Brazil — 0.18%
96,000	Petrobras Global Finance BV, 5.38%, 1/27/21	91,910

Canada — 1.08%
150,000	Mood Media Corp., 9.25%, 10/15/20(d)	127,500
420,000	Videotron Ltd., 5.38%, 6/15/24(d)	421,050

		548,550

China — 0.38%
200,000	China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25	190,227

Colombia — 0.32%
90,000	Ecopetrol SA, 5.38%, 6/26/26	88,875
100,000	Pacific Rubiales Energy Corp., 5.63%, 1/19/25	72,500

		161,375

France — 1.89%
400,000	Albea Beauty Holdings SA, 8.38%, 11/1/19(d)	426,000
300,000(b)	Numericable-SFR SAS, 5.63%, 5/15/24	336,546
200,000	Numericable-SFR SAS, 6.00%, 5/15/22(d)	196,000

		958,546

Germany — 0.97%
200,000	Unitymedia Gmbh, 6.13%, 1/15/25(d)	209,000
250,000(b)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	283,590

		492,590

Ireland — 0.61%
270,000(b)	Baggot Securities Ltd., 10.24%, 12/29/49	310,793

Italy — 1.34%
610,000(b)	Wind Acquisition Finance SA, 4.00%, 7/15/20	676,659

Jamaica — 0.51%
270,000	Digicel Ltd., 6.00%, 4/15/21(d)	260,312

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Kazakhstan — 0.81%
$ 200,000	KazMunayGas National Co. JSC, 5.75%, 4/30/43	$165,500
225,000	KazMunayGas National Co. JSC, 7.00%, 5/5/20	242,438

		407,938

Luxembourg — 0.35%
191,400	Intelsat Jackson Holdings SA, 6.63%, 12/15/22	175,131

Malaysia — 0.38%
200,000	Petronas Capital Ltd., 4.50%, 3/18/45	191,595

Mexico — 0.85%
405,000	Petroleos Mexicanos, 5.63%, 1/23/46	376,650
50,000	Petroleos Mexicanos, 6.63%, 6/15/35	53,375

		430,025

Netherlands — 0.38%
200,000	UPCB Finance IV Ltd., 5.38%, 1/15/25(d)	190,500

South Africa — 0.40%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25	202,500

Switzerland — 1.32%
320,000	Credit Suisse Group AG, 6.25%, 12/29/49(j)	305,600
360,000(f)	Sunrise Communications Holdings SA, 2.13%, 3/31/22	364,832

		670,432

Tunisia — 0.39%
200,000	Banque Centrale de Tunisie SA, 5.75%, 1/30/25	195,000

United Kingdom — 6.84%
190,000(h)	Brakes Capital, 7.13%, 12/15/18	305,999
200,000	EnQuest Plc, 7.00%, 4/15/22(d)	159,000
240,000	International Game Technology Plc, 6.25%, 2/15/22(d)	230,400
440,000	International Game Technology Plc, 6.50%, 2/15/25(d)	407,000
200,000(h)	Jerrold Finco Plc, 9.75%, 9/15/18	337,817
400,000	Lloyds Banking Group Plc, 7.50%, 4/30/49(j)	412,000
374,056(h)	Priory Group No. 3 Plc, 7.00%, 2/15/18	608,302
115,000(b)	Rexam Plc, 6.75%, 6/29/67(j)	130,285
100,000(b)	Virgin Media Finance Plc, 4.50%, 1/15/25	110,649
260,000(h)	Virgin Media Secured Finance Plc, 4.88%, 1/15/27	394,224
225,000(h)	Virgin Media Secured Finance Plc, 6.00%, 4/15/21	367,670

		3,463,346

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

United States — 16.77%
$ 300,000	ADT Corp. (The), 4.13%, 6/15/23	$280,500
290,000	Alliance Data Systems Corp., 5.38%, 8/1/22(d)	285,650
200,000	Altice US Finance I Corp., 5.38%, 7/15/23(d)	195,072
168,000	AMC Entertainment, Inc., 5.88%, 2/15/22	170,520
280,000	Berry Plastics Corp., 5.50%, 5/15/22	281,050
300,000	Blackboard, Inc., 7.75%, 11/15/19(d)	282,000
190,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23	185,250
112,000	CDW LLC/CDW Finance Corp., 5.00%, 9/1/23	110,040
190,000	CommScope Technologies Finance LLC, 6.00%, 6/15/25(d)	189,288
40,000	CommScope, Inc., 4.38%, 6/15/20(d)	40,400
200,000	Endo Finance LLC/Endo Ltd./Endo Finco, Inc., 6.00%, 7/15/23(d)	204,500
290,000	Envision Healthcare Corp., 5.13%, 7/1/22(d)	292,175
180,000	Equinix, Inc., 5.75%, 1/1/25	178,200
150,000	HCA, Inc., 5.88%, 5/1/23	159,375
300,000	Level 3 Communications, Inc., 5.75%, 12/1/22	297,750
200,000	Level 3 Financing, Inc., 5.38%, 8/15/22	202,000
258,293	Live Nation Entertainment, Inc., 5.38%, 6/15/22(d)	258,293
170,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(d)	164,050
140,000	MGM Resorts International, 6.00%, 3/15/23	141,750
250,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	224,375
250,000	Momentive Performance Materials, Inc., 8.88%, 10/15/20(k)(l)	0
440,000	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22(d)	431,200
220,000	Overseas Shipholding Group, Inc., Series N-II, 7.50%, 2/15/21	218,900
456,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	500,460
140,000	Rosetta Resources, Inc., 5.88%, 6/1/24	150,850
100,000(b)	Sealed Air Corp., 4.50%, 9/15/23(d)	112,851
150,000	Sunoco L.P./Sunoco Finance Corp., 6.38%, 4/1/23(d)	156,000
240,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.63%, 3/1/24(d)	231,000
340,000	Tenet Healthcare Corp., 5.00%, 3/1/19(d)	340,000
80,000	Tenet Healthcare Corp., 6.75%, 6/15/23(d)	81,600
300,000	Tenet Healthcare Corp., 8.00%, 8/1/20	312,375
280,000	TransDigm, Inc., 5.50%, 10/15/20	278,250
88,000	TransDigm, Inc., 6.00%, 7/15/22	86,900
430,000(b)	VRX Escrow Corp., 4.50%, 5/15/23	463,806
263,000(b)	VWR Funding, Inc., 4.63%, 4/15/22	285,143
710,000	Zayo Group LLC/Zayo Capital, Inc., 6.00%, 4/1/23(d)	701,267

		8,492,840

Venezuela — 0.35%
503,674	Petroleos de Venezuela SA, 6.00%, 11/15/26	175,782

Total Corporate Bonds		18,797,297

(Cost $19,035,297)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 33.40%
Argentina — 0.23%
$ 77,441	Argentina Bonar Bonds, 7.00%, 4/17/17	$75,428
43,196	Argentina Bonar Bonds, 8.75%, 5/7/24	41,684

		117,112

Azerbaijan — 0.42%
210,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	214,200

Brazil — 4.61%
3,650,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/18	1,097,656
2,000,000(f)	Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/21	577,993
210,000	Brazilian Government International Bond, 2.63%, 1/5/23	185,010
315,000	Brazilian Government International Bond, 4.25%, 1/7/25	303,345
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	172,200

		2,336,204

Chile — 0.25%
125,000(b)	Chile Government International Bond, 1.88%, 5/27/30	128,475

Colombia — 1.16%
435,000,000(f)	Colombian TES, 6.00%, 4/28/28	141,906
556,000,000(f)	Colombian TES, 7.00%, 9/11/19	221,978
495,900,000(f)	Colombian TES, 10.00%, 7/24/24	224,775

		588,659

Costa Rica — 0.75%
200,000	Costa Rica Government International Bond, 4.25%, 1/26/23	185,000
200,000	Costa Rica Government International Bond, 7.16%, 3/12/45	193,000

		378,000

Cote D’Ivoire (Ivory Coast) — 0.88%
475,000	Ivory Coast Government International Bond, 5.75%, 12/31/32(i)	446,500

Croatia (Hrvatska) — 1.62%
200,000	Croatia Government International Bond, 6.00%, 1/26/24	210,760
375,000	Croatia Government International Bond, 6.25%, 4/27/17	396,075
200,000	Croatia Government International Bond, 6.38%, 3/24/21	215,500

		822,335

Dominican Republic — 0.86%
225,000	Dominican Republic International Bond, 5.50%, 1/27/25	225,563
105,000	Dominican Republic International Bond, 5.88%, 4/18/24	108,675
100,000	Dominican Republic International Bond, 6.85%, 1/27/45	102,000

		436,238

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Ecuador — 0.40%
$ 200,000	Ecuador Government International Bond, 10.50%, 3/24/20	$201,100

El Salvador — 0.54%
150,000	El Salvador Government International Bond, 5.88%, 1/30/25	142,875
75,000	El Salvador Government International Bond, 6.38%, 1/18/27	72,375
60,000	El Salvador Government International Bond, 7.65%, 6/15/35	60,300

		275,550

Gabon — 0.41%
215,000	Gabonese Republic, 6.38%, 12/12/24	208,013

Ghana — 0.36%
200,000	Republic of Ghana, 7.88%, 8/7/23	181,250

Honduras — 0.43%
200,000	Honduras Government International Bond, 7.50%, 3/15/24	216,500

Hungary — 1.24%
80,000	Hungary Government International Bond, 5.38%, 2/21/23	86,680
190,000	Hungary Government International Bond, 5.75%, 11/22/23	210,900
290,000	Hungary Government International Bond, 6.38%, 3/29/21	328,063

		625,643

Indonesia — 2.61%
200,000	Indonesia Government International Bond, 5.13%, 1/15/45	191,000
110,000	Indonesia Government International Bond, 11.63%, 3/4/19	144,232
7,695,000,000(f)	Indonesia Treasury Bond, 8.38%, 3/15/24	576,308
2,739,000,000(f)	Indonesia Treasury Bond, 9.00%, 3/15/29	214,411
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.33%, 5/28/25(d)	196,000

		1,321,951

Kazakhstan — 0.34%
200,000	Kazakhstan Government International Bond, 4.88%, 10/14/44	172,500

Kenya — 0.80%
200,000	Kenya Government International Bond, 5.88%, 6/24/19	203,500
200,000	Kenya Government International Bond, 6.88%, 6/24/24	202,500

		406,000

Malaysia — 1.57%
2,250,000(f)	Malaysia Government Bond, 3.26%, 3/1/18	594,032
400,000(f)	Malaysia Government Bond, 3.89%, 3/15/27	103,326

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

365,000(f)	Malaysia Government Bond, 4.18%, 7/15/24	$97,461

		794,819

Mexico — 2.69%
7,150,000(f)	Mexican Bonos, 5.00%, 12/11/19	451,357
3,350,000(f)	Mexican Bonos, 7.50%, 6/3/27	233,746
1,690,000(f)	Mexican Bonos, 10.00%, 12/5/24	137,496
$ 310,000	Mexican Udibonos, 4.50%, 12/4/25(m)	118,725
200,000	Mexico Government International Bond, 3.60%, 1/30/25	196,500
90,000	Mexico Government International Bond, 3.63%, 3/15/22	91,125
130,000	Mexico Government International Bond, 4.00%, 10/2/23	132,925

		1,361,874

Pakistan — 0.43%
200,000	Pakistan Government International Bond, 8.25%, 4/15/24	218,000

Panama — 0.65%
335,000	Panama Government International Bond, 3.75%, 3/16/25	328,300

Paraguay — 0.40%
200,000	Republic of Paraguay, 4.63%, 1/25/23	203,000

Peru — 0.24%
400,000(f)	Peruvian Government International Bond, 5.70%, 8/12/24(d)	118,720

Poland — 1.57%
750,000(f)	Poland Government Bond, 3.25%, 7/25/25	198,168
1,700,000(f)	Poland Government Bond, 3.75%, 4/25/18	470,800
450,000(f)	Poland Government Bond, 4.00%, 10/25/23	126,369

		795,337

Romania — 0.11%
200,000(f)	Romania Government Bond, 5.95%, 6/11/21	56,366

Serbia — 0.42%
200,000	Republic of Serbia, 5.88%, 12/3/18	210,000

South Africa — 2.33%
1,400,000(f)	South Africa Government Bond, 6.25%, 3/31/36	86,734
4,600,000(f)	South Africa Government Bond, 6.75%, 3/31/21	357,550
1,650,000(f)	South Africa Government Bond, 7.00%, 2/28/31	115,571
450,000(f)	South Africa Government Bond, 8.75%, 2/28/48	36,130
6,102,368(f)	South Africa Government Bond, 10.50%, 12/21/26	581,648

		1,177,633

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Principal Amount		Value

Sri Lanka — 0.39%
$ 200,000	Sri Lanka Government International Bond, 5.88%, 7/25/22	$196,500

Thailand — 0.97%
4,000,000(f)	Thailand Government Bond, 1.20%, 7/14/21(m)	121,255
3,100,000(f)	Thailand Government Bond, 3.65%, 12/17/21	97,157
8,600,000(f)	Thailand Government Bond, 3.85%, 12/12/25	274,575

		492,987

Turkey — 3.00%
2,300,000(f)	Turkey Government Bond, 8.00%, 3/12/25	791,550
950,000(f)	Turkey Government Bond, 8.50%, 7/10/19	344,019
400,000	Turkey Government International Bond, 4.25%, 4/14/26	382,000

		1,517,569

Uruguay — 0.24%
130,000	Uruguay Government International Bond, 5.10%, 6/18/50	122,850

Venezuela — 0.04%
46,600	Venezuela Government International Bond, 9.25%, 5/7/28	18,057

Vietnam — 0.44%
200,000	Vietnam Government International Bond, 6.75%, 1/29/20	221,000

Total Foreign Government Bonds		16,909,242

(Cost $17,674,742)

Shares
Convertible Preferred Stocks — 0.19%
United States — 0.19%
48	Allergan Plc, 5.50%, 3/1/18	50,193
489	American Tower Corp., 5.50%, 2/15/18	48,778

Total Convertible Preferred Stocks		98,971

(Cost $97,685)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Shares		Value

Common Stocks — 0.16%
France — 0.07%
248	Eurazeo SA	$16,409
68	Unibail-Rodamco SE	17,186

		33,595

Germany — 0.09%
1,241	Evonik Industries AG	47,351

Total Common Stocks		80,946

(Cost $82,217)

Contracts
Call Options Purchased — 0.04%
3	Adidas AG, Strike Price EUR 68.00, Expires 12/18/15	1,729
5	Cap Gemini SA, Strike Price EUR 67.00, Expires 12/16/16	9,928
35	Citrix Systems, Inc., Strike Price USD 90.00, Expires 1/15/16	1,575
18	Siemens AG, Strike Price EUR 100.00, Expires 6/17/16	6,702

Total Call Options Purchased		19,934

(Cost $23,125)

Put Options Purchased — 0.04%
5	S & P 500 Index, Strike Price USD 2,075.00, Expires 7/17/15	18,150

Total Put Options Purchased		18,150

(Cost $12,540)

Shares
Investment Company — 5.97%
3,022,478	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	3,022,478

Total Investment Company		3,022,478

(Cost $3,022,478)

Total Investments		$48,284,181
(Cost $ 49,355,367)(n) — 95.37%

Other assets in excess of liabilities — 4.63%		2,345,401

NET ASSETS — 100.00%		$50,629,582

(a)	Principal amount denoted in Australian Dollars.
(b)	Principal amount denoted in Euros.
(c)	Principal amount denoted in Chinese Yuans.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(e)	Zero coupon bond. The rate represents the yield at time of purchase.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Principal amount denoted in Singapore Dollars.
(h)	Principal amount denoted in British Pounds.
(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(j)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2015.
(k)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(l)	Issuer filed for bankruptcy and/or is in default of interest payments.
(m)	Inflation protected security. Principal amount reflects original security face amount.
(n)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of June 30, 2015:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	641,678	USD	204,291	Citibank, N.A.	7/2/15	$ 1,862
BRL	697,337	USD	222,599	Citibank, N.A.	7/2/15	1,435
BRL	617,624	USD	197,198	Citibank, N.A.	7/2/15	1,227
BRL	487,090	USD	155,620	Citibank, N.A.	7/2/15	868
BRL	53,860	USD	17,158	Citibank, N.A.	7/2/15	145
USD	10,000	BRL	32,176	Citibank, N.A.	7/2/15	(337)
USD	774,386	BRL	2,465,413	Citibank, N.A.	7/2/15	(17,682)
EUR	400,000	USD	448,238	Citibank, N.A.	7/23/15	(2,156)
EUR	305,000	USD	342,791	Citibank, N.A.	7/23/15	(2,654)
USD	90,432	AUD	117,000	Citibank, N.A.	7/23/15	285
USD	376,246	CHF	350,000	Citibank, N.A.	7/23/15	1,554
USD	87,069	CHF	81,000	Citibank, N.A.	7/23/15	354
USD	3,042,889	EUR	2,700,000	Citibank, N.A.	7/23/15	31,839
USD	1,549,938	EUR	1,377,000	Citibank, N.A.	7/23/15	14,303
USD	948,409	EUR	842,000	Citibank, N.A.	7/23/15	9,407
USD	168,750	GBP	108,000	Citibank, N.A.	7/23/15	(917)
USD	2,276,209	GBP	1,460,000	Citibank, N.A.	7/23/15	(17,429)
USD	260,539	HKD	2,020,000	Citibank, N.A.	7/23/15	(49)
USD	650,135	JPY	80,240,000	Citibank, N.A.	7/23/15	(5,692)
USD	216,477	SGD	291,500	Citibank, N.A.	7/23/15	127
CLP	7,776,350	USD	12,269	Citibank, N.A.	7/27/15	(137)
COP	13,050,519	USD	5,000	Citibank, N.A.	7/27/15	(6)
COP	48,221,028	USD	18,906	Citibank, N.A.	7/27/15	(452)
HUF	128,445,137	USD	468,608	Citibank, N.A.	7/27/15	(14,930)
IDR	1,515,000	USD	113	Citibank, N.A.	7/27/15	(1)
IDR	402,063,000	USD	30,000	Citibank, N.A.	7/27/15	(44)
INR	8,949,150	USD	140,000	Citibank, N.A.	7/27/15	166
INR	177,933	USD	2,775	Citibank, N.A.	7/27/15	12
MXN	1,717,520	USD	112,245	Citibank, N.A.	7/27/15	(3,194)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
MYR	56,601	USD	15,000	Citibank, N.A.	7/27/15	$ 46
MYR	230,861	USD	62,158	Citibank, N.A.	7/27/15	(791)
MYR	233,896	USD	62,984	Citibank, N.A.	7/27/15	(810)
PEN	142,858	USD	44,981	Citibank, N.A.	7/27/15	(227)
PHP	12,815,595	USD	285,000	Citibank, N.A.	7/27/15	(1,020)
PLN	72,060	USD	19,556	Citibank, N.A.	7/27/15	(405)
PLN	78,276	USD	21,243	Citibank, N.A.	7/27/15	(440)
PLN	361,984	USD	98,682	Citibank, N.A.	7/27/15	(2,482)
RON	554,780	USD	140,872	Citibank, N.A.	7/27/15	(2,695)
RUB	21,486,693	USD	397,534	Citibank, N.A.	7/27/15	(12,431)
THB	6,088,315	USD	180,000	Citibank, N.A.	7/27/15	82
THB	3,200,768	USD	95,000	Citibank, N.A.	7/27/15	(327)
TRY	186,065	USD	67,843	Citibank, N.A.	7/27/15	990
TRY	13,518	USD	5,000	Citibank, N.A.	7/27/15	1
USD	15,000	HUF	4,251,729	Citibank, N.A.	7/27/15	(17)
USD	100,000	MXN	1,568,400	Citibank, N.A.	7/27/15	417
USD	10,000	MXN	156,669	Citibank, N.A.	7/27/15	53
USD	242,136	PHP	10,898,538	Citibank, N.A.	7/27/15	636
USD	5,000	PLN	18,815	Citibank, N.A.	7/27/15	—
USD	116,269	THB	3,922,482	Citibank, N.A.	7/27/15	249
USD	35,056	TRY	94,626	Citibank, N.A.	7/27/15	50
USD	100,000	TRY	271,320	Citibank, N.A.	7/27/15	(373)
USD	100,000	ZAR	1,223,860	Citibank, N.A.	7/27/15	(101)
USD	85,000	ZAR	1,041,658	Citibank, N.A.	7/27/15	(198)
ZAR	320,374	USD	26,092	Citibank, N.A.	7/27/15	112
USD	16,964	BRL	53,860	Citibank, N.A.	8/4/15	(127)
USD	153,843	BRL	487,090	Citibank, N.A.	8/4/15	(720)
USD	194,966	BRL	617,624	Citibank, N.A.	8/4/15	(1,018)
USD	220,084	BRL	697,337	Citibank, N.A.	8/4/15	(1,194)
USD	201,976	BRL	641,678	Citibank, N.A.	8/4/15	(1,641)
USD	106,245	ZAR	1,287,736	Citibank, N.A.	8/6/15	1,107
ZAR	406,490	USD	32,843	Citibank, N.A.	9/16/15	107

Total						$(25,263)

Options written as of June 30, 2015:

Contracts	Put Options	Value
(13)	S & P 500 Index, Strike Price USD 1,900.00, Expires 7/17/15	$(5,070)
(5)	S & P 500 Index, Strike Price USD 1,975.00, Expires 7/17/15	(4,495)

Total (Premiums received $(8,810))		$(9,565)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Financial futures contracts as of June 30, 2015:

Short Position	Number of Contracts	Expiration Date	Unrealized Depreciation		Notional Value	Clearinghouse
90-Day Euro Dollar	67	December, 2015	$ (56,112)	USD	16,604,275	Citigroup Global Markets, Inc.
90-Day Euro Dollar	67	June, 2016	(71,188)	USD	16,523,875	Citigroup Global Markets, Inc.
90-Day Euro Dollar	74	December, 2016	(61,975)	USD	18,184,575	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Bonds	4	September, 2015	(3,656)	USD	501,031	Citigroup Global Markets, Inc.

Total			$(192,931)

Credit default swaps as of June 30, 2015:

Fixed Rate	Issuer	Counterparty	Expiration Date	Buy/Sell	Notional Amount (000)		Value
5.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	3/20/20	Buy	EUR	21	$ (3,342)
5.00%	CNH Industrial Finance Europe SA	Barclays Bank Plc	6/20/20	Buy	EUR	46	(7,457)
5.00%	CNH Industrial Finance Europe SA	JPMorgan Chase Bank, N.A.	6/20/20	Buy	EUR	21	(3,404)
5.00%	Grupo Isolux Corsan Finance BV	Barclays Bank Plc	6/20/20	Buy	EUR	11	2,848

Total (Premiums received $(13,173))							$(11,355)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Total Return Credit Fund (cont.)

June 30, 2015 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Neuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	33.40%
Telecom Services	16.06%
Financials	8.07%
Consumer Discretionary	6.55%
Health Care	6.15%
Energy	5.18%
Information Technology	4.39%
Industrials	3.79%
Consumer Staples	3.33%
Utilities	1.54%
Materials	0.86%
Other*	10.68%

100.00%

*	Includes cash, Investment Company, credit default swaps, futures, interest and dividend receivable, pending trades and Fund share transactions, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2015 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following seventeen investment portfolios (each a “Fund” and collectively the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC BlueBay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

- RBC BlueBay Absolute Return Fund (“Absolute Return Fund”)

- RBC BlueBay Emerging Market Unconstrained Fixed Income Fund (“Emerging Market Unconstrained Fixed Income Fund”)

- RBC BlueBay Total Return Credit Fund (“Total Return Credit Fund”)

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as the sub-advisor for each of the seven RBC BlueBay Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the Global High Yield Bond Fund, the Absolute Return Fund and the Total Return Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Summarized below are accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the “Board”) has adopted pricing and valuation procedures for determining the fair value of the Funds’ investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

available quoted sale price on the primary trading exchange as of the close of regular trading on the exchange and are categorized as Level 1 in the fair value hierarchy. An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used, and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Option contracts traded in the over-the-counter market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Each Money Market Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board.

In accordance with Rule 2a-7, the fair values of the securities held in the money market funds are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Funds’ Pricing Committee (“Pricing Committee”) in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

The Board has delegated to the Pricing Committee the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements

The Funds disclose the fair value of its investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

●     Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

●     Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

●     Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2015 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$73,180,885(a	)	$—		$—		$73,180,885
Enterprise Fund	125,652,024(a	)	—		—	(b)	125,652,024
Small Cap Core Fund	291,786,513(a	)	—		—	(b)	291,786,513
Microcap Value Fund	164,179,328(a	)	457,233(c	)	—	(d)	164,636,561
Mid Cap Value Fund	4,965,258(a	)	—		—		4,965,258
Small Cap Value Fund	5,381,033(a	)	—		—	(b)	5,381,033
Prime Money Market Fund	—		8,091,391,794(e	)	—		8,091,391,794
U.S. Government Money Market Fund	—		5,801,520,945(e	)	—		5,801,520,945
Tax Free Money Market Fund	15,000,000(f	)	1,076,558,040(g	)	—		1,091,558,040
Access Capital Community Investment Fund	15,220,248(f	)	584,982,217(e	)	177,030		600,379,495
Emerging Market Select Bond Fund	3,821,063(f	)	18,188,531(e	)	—		22,009,594
Emerging Market Corporate Bond Fund	631,613(f	)	18,198,881(e	)	—		18,830,494
Global High Yield Bond Fund	3,579,181(e	)	26,508,408(e	)	—	(h)	30,087,589
Global Convertible Bond Fund	183,957(e	)	19,862,024(e	)	—		20,045,981
Absolute Return Fund	163,112,690(f	)	451,827,454(e	)	—		614,940,144
Emerging Market Unconstrained Fixed Income Fund	2,232,165(f	)	10,395,936(e	)	—		12,628,101
Total Return Credit Fund	3,103,424(e	)(f)	45,142,673(e	)	—	(h)	48,246,097

Other Financial Instruments*
Access Capital Community Investment Fund	113,734		—		—		113,734
Emerging Market Select Bond Fund	—		450,427		—		450,427
Emerging Market Corporate Bond Fund	9,250		125,465		—		134,715
Global High Yield Bond Fund	25,410		67,327		—		92,737
Global Convertible Bond Fund	49,175		23,093		—		72,268
Absolute Return Fund	2,438,170		10,205,830		—		12,644,000
Emerging Market Unconstrained Fixed Income Fund	—		230,330		—		230,330
Total Return Credit Fund	38,084		70,282		—		108,366

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	$ (576,562)	$(77,393,636)	$—	$(77,970,198)
Emerging Market Select Bond Fund	(14,280)	(460,001)	—	(474,281)
Emerging Market Corporate Bond Fund	—	(52,743)	—	(52,743)
Global High Yield Bond Fund	(6,293)	(31,012)	—	(37,305)
Global Convertible Bond Fund	(10,920)	(19,046)	—	(29,966)
Absolute Return Fund	(1,780,114)	(2,946,058)	—	(4,726,172)
Emerging Market Unconstrained Fixed Income Fund	—	(224,659)	—	(224,659)
Total Return Credit Fund	(202,496)	(106,900)	—	(309,396)

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.
(b)	Certain securities in the Rights/Warrants section of the Schedule of Portfolio Investments have no value and are considered Level 3.
(c)	Represents securities as disclosed in the Consumer Discretionary ($448,733), Financials ($1,000) and Information Technology ($7,500) sections of the Schedules of Portfolio Investments.
(d)	Certain securities in the Common Stock, (Consumer Discretionary, Energy, Financials, Health Care, Industrials and Materials), Rights/Warrants and Corporate Bond sections of the Schedule of Portfolio Investments have no value and are considered Level 3.
(e)	The breakdown of the Fund’s investments by security type or country is disclosed in the Schedules of Portfolio Investments.
(f)	Level 1 investments consist of Investment Companies.
(g)	The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.
(h)	A Corporate Bond (Momentive Performance Materials, Inc.) in the United States section of the Schedule of Portfolio Investments has no value and is considered Level 3.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended June 30, 2015, the Funds except Enterprise Fund and Microcap Value Fund recognized no transfers to/from Level 1 or Level 2. For the Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $119,887 were due to the absence of an active trading market for the securities on June 30, 2015; For the Enterprise Fund and Microcap Value Fund, transfers from Level 2 to Level 1 in the amount of $71,024 and $3,303,289, respectively since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Enterprise Fund
(Common Stocks-Industrials)
Balance as of 09/30/14 (value)	$8,916
Net sales	(11,146)
Realized gain (loss)	11,146
Change in unrealized appreciation (depreciation)	(8,916)

Balance as of 6/30/15 (value)	$—

	Microcap Value Fund
	(Common Stocks- Financials)	(Common Stocks- Industrials)	(Rights/Warrants- Financials)
Balance as of 09/30/14 (value)	$4	$1,879	$—
Transfers in	735(a)	109(a)	—
Net sales	—	—	(32,960)
Realized gain (loss)	—	—	32,960
Change in unrealized appreciation (depreciation) *	(739)	(1,988)	—

Balance as of 6/30/15 (value)	$—	$—	$—

	Access Capital Community Investment Fund
	(U.S. Government Obligations- Small Business Administration)	(Promissory Notes)
Balance as of 09/30/14 (value)	$216,592	$9,336,066
Sales (Paydowns)	—	(9,482,586)
Realized gain (loss)	—	600,000
Change in unrealized appreciation (depreciation)	(39,562)*	(453,480)

Balance as of 6/30/15 (value)	$177,030	$—

(a) These securities were transferred to Level 3 due to lack of a current market quotation and were valued at fair market value as determined in good faith by the Board or persons acting at their direction using unobservable inputs.

* Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at June 30, 2015.

The Microcap Value Fund’s assets assigned to the Level 3 category were valued using market data or trade information specific to the security or comparable issues. However, due to a lack of market activity or corroborating data to support the valuations, the investments were classified as Level 3.

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

The significant unobservable inputs used in fair value measurement of the Funds’ investments are (i) an estimation of a normalized earnings level for the company and (ii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter, or for the Money Market Funds, when they are recorded on trade date.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

When-Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of June 30, 2015, the Funds held no when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (MRA) permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by each Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, each Fund recognizes a liability with respect to such excess collateral to reflect each Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2015 were as follows:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
BNP Paribas	0.37%	5/18/15	7/28/15	$ (5,230,814)	$ (5,227,000)
BNP Paribas	0.38%	5/27/15	8/04/15	(14,947,879)	(14,937,000)
BNP Paribas	0.42%	6/16/15	8/26/15	(9,961,244)	(9,953,000)
Goldman Sachs	0.33%	5/04/15	7/02/15	(13,742,428)	(13,735,000)
Goldman Sachs	0.33%	5/04/15	7/16/15	(13,910,302)	(13,901,000)
Goldman Sachs	0.40%	6/02/15	8/18/15	(19,626,777)	(19,610,000)

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Collateral with a value of $78,902,389 has been pledged in connection with reverse repurchase agreements as of June 30, 2015.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Payment-in-Kind Securities

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedule of Portfolio Investments. Collateral pledged for open futures contracts is the cash at the brokers in the amount of $2,884,981, $169,619, $63,519, $17,100, $88,462, $8,448,186, $305,000 and $563,931 for Access Capital Community Investment Fund, Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund, respectively, at June 30, 2015.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund and Total Return Credit Fund had outstanding options as of June 30, 2015.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter (“OTC”) options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Global High Yield Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	—	$—
Options written	704	104,098
Options terminated in closing purchase transactions	—	—
Options exercised	(237)	(41,712)
Options expired	(460)	(57,306)

Contracts outstanding at June 30, 2015	7	$5,080

A summary of the Global Convertible Bond Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	32	$16,000
Options written	1,587	371,498
Options terminated in closing purchase transactions	36	43,200
Options exercised	(1,098)	(295,324)
Options expired	(529)	(124,174)

Contracts outstanding at June 30, 2015	28	$11,200

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

A summary of the Absolute Return Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at September 30, 2014	—	$—
Options written	10,635	2,317,837
Options terminated in closing purchase transactions	—	—
Options exercised	(6,575)	(1,213,426)
Options expired	(2,032)	(321,047)

Contracts outstanding at June 30, 2015	2,028	$783,364

A summary of the Total Return Credit Fund written option transactions for the period is as follows:

	Number of Options Contracts	Premiums Received

Contracts outstanding at December 9, 2014*	—	$—
Options written	653	156,657
Options terminated in closing purchase transactions	—	—
Options exercised	(446)	(110,947)
Options expired	(189)	(36,900)

Contracts outstanding at June 30, 2015	18	$8,810

* Commencement of Operations

Forward Foreign Currency Exchange Contracts

The Emerging Market Select Bond Fund, Emerging Market Corporate Bond Fund, Global High Yield Bond Fund, Global Convertible Bond Fund, Absolute Return Fund, Emerging Market Unconstrained Fixed Income Fund and Total Return Credit Fund (together, the “RBC BlueBay Funds”) enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forwards at period end are included in the Schedule of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The RBC BlueBay Funds enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The RBC BlueBay Funds entered into total return, interest rate and other swap agreements as of June 30, 2015.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedule of Portfolio Investments under the captions “Interest rate swaps”, “Cross currency swaps”, “Credit default swaps” and “Total return swaps”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of June 30, 2015 are as follows*:

Fair Values of Derivative Financial Instruments as of June 30, 2015
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Credit risk:
Credit default swaps, at value	$—	$—	$38,996	$13,929	$—	$1,761,893	$117,640	$2,848
Equity risk:
Investments, at value (call options purchased)	—	—	—	—	49,175	—	—	19,934
Investments, at value (put options purchased)	—	—	—	25,410	—	2,012,219	—	18,150
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	—	333,911	86,469	53,398	23,093	3,586,791	92,144	67,434
Interest rate risk:
Investments, at value (call options purchased)	—	—	8,125	—	—	—	—	—
Unrealized appreciation on futures contracts	113,734	—	1,125	—	—	425,951	—	—
Unrealized appreciation on interest rate swaps contracts	—	116,516	—	—	—	4,857,146	20,546	—

Total	$113,734	$450,427	$134,715	$92,737	$72,268	$12,644,000	$230,330	$108,366

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Liability Derivatives
	Access Capital Community Investment Fund	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund	Absolute Return Fund	Emerging Market Unconstrained Fixed Income Fund	Total Return Credit Fund
Credit risk:
Credit default swaps, at value	$—	$—	$—	$22,435	$—	$1,618,165	$5,570	$14,203
Equity risk:
Written options, at value	—	—	—	6,293	10,920	1,216,375	—	9,565
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	—	356,112	52,071	8,577	19,046	709,743	100,326	92,697
Interest rate risk:
Unrealized depreciation on futures contracts	576,562	14,280	—	—	—	563,739	—	192,931
Unrealized depreciation on interest rate swaps contracts	—	103,889	672	—	—	618,150	118,763	—

Total	$576,562	$474,281	$52,743	$37,305	$29,966	$4,726,172	$224,659	$309,396

* For open derivative instruments as of June 30, 2015, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and financial futures contracts.

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

With exchange-traded purchased options and futures and centrally cleared swaps, there may be less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

TBA Commitments

The Access Capital Community Investment Fund may enter into to-be-announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Mortgage Backed Securities

Because Access Capital Community Investment Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Real Estate Investment Trusts:

The Equity Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

As of June 30, 2015, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$47,844,507	$27,163,821	$(1,827,443)	$25,336,378
Enterprise Fund	80,143,774	52,127,177	(6,618,927)	45,508,250
Small Cap Core Fund	229,262,951	71,805,482	(9,281,920)	62,523,562
Microcap Value Fund	129,917,670	59,564,762	(24,845,871)	34,718,891
Mid Cap Value Fund	4,799,279	342,919	(176,940)	165,979
Small Cap Value Fund	5,026,196	533,046	(178,209)	354,837
Access Capital Community Investment Fund	586,029,868	20,543,342	(6,193,715)	14,349,627
Emerging Market Select Bond Fund	23,526,047	19,027	(1,535,480)	(1,516,453)
Emerging Market Corporate Bond Fund	19,248,075	260,785	(670,241)	(409,456)
Global High Yield Bond Fund	30,674,050	278,308	(839,359)	(561,051)
Global Convertible Bond Fund	19,972,828	882,881	(760,553)	122,328
Absolute Return Fund	637,246,801	3,086,874	(23,381,312)	(20,294,438)
Emerging Market Unconstrained Fixed Income Fund	12,967,299	8,511	(347,709)	(339,198)
Total Return Credit Fund	49,389,585	428,060	(1,533,464)	(1,105,404)

As of September 30, 2014, the following Funds had capital loss carryforwards to offset future net capital gains.

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,059,261	2017

Tax Free Money Market Fund	10,264	2019

Access Capital Community Investment Fund	2,484,167	2015
	8,197,543	2016
	11,587,282	2018
	4,011,206	2019

As of September 30, 2014, the Access Capital Community Investment Fund, Tax-Free Money Market Fund and Emerging Market Select Bond Fund had a short-term capital loss carryforward of $7,147,501, $5,796 and $2,634,303, respectively, and the Access Capital Community Investment Fund and Emerging Market Select Bond Fund had a long-term capital loss carryforward of $6,550,571 and $182,218, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred qualified late-year capital or ordinary losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2015.

	Deferred Qualified Late-Year Ordinary Losses	Deferred Qualified Late-Year Long-Term Capital Losses
SMID Cap Growth Fund	$274,742	$—
Enterprise Fund	73,803	—
Emerging Market Corporate Bond Fund	—	7,063

4. Commitments

Global High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, Global High Yield Bond may also enter into bridge loan commitments (“commitments”). Commitments may obligate Global High Yield Bond to furnish temporary financing to a borrower until permanent financing can be arranged. As of June 30, 2015, Global High Yield Bond Fund had no outstanding commitments. In connection with these commitments, Global High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kathleen A. Gorman
Kathleen A. Gorman, President and Chief Executive Officer
(principal executive officer)

Date	August 26, 2015

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date	August 26, 2015

* Print the name and title of each signing officer under his or her signature.